As filed with the Securities and Exchange Commission on October 29, 1998

                                                                       File Nos.
                                                                         2-96634
                                                                        811-4267

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.

      Post-Effective Amendment No.   28                        (X)

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.   29                                       (X)

                          INSTITUTIONAL FIDUCIARY TRUST
               (Exact Name of Registrant as Specified in Charter)

           777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404 (Address of
                     Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650) 312-2000

          HARMON E. BURNS 777 MARINERS ISLAND BLVD. SAN MATEO, CA 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [x] on November 1, 1998 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Adjustable Rate Securities Portfolios (the Master Fund) has executed this registration statement.


Title of Securities Being Registered:
Shares of Beneficial Interest of:

Franklin U.S. Treasury Money Market Portfolio

Franklin Institutional Adjustable U.S. Government Securities Fund

Franklin Institutional Adjustable Rate Securities Fund

Franklin U.S. Government Agency Money Market Fund



                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                PART A: INFORMATION REQUIRED IN THE PROSPECTUS

                Franklin U.S. Treasury Money Market Portfolio

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

1.             Cover Page                     Cover Page

2.             Synopsis                       "Expense Summary"

3.             Condensed Financial            "Financial Highlights"
               Information

4.             General Description            "How Is the Trust Organized?";
               of Registrant                  "How Does the Fund Invest Its
                                              Assets?"

5.             Management of the Fund         "Who Administers the Fund?"

5A.            Management's Discussion of     Not Applicable
               Fund Performance

6.             Capital Stock and Other        "How Is the Trust Organized?";
               Securities                     "Services to Help You Manage
                                              Your Account"; "What
                                              Distributions Might I Receive
                                              From the Fund?"; "How Taxation
                                              Affects the Fund and Its
                                              Shareholders"

7.             Purchase of Securities Being   "How Do I Buy Shares?";  "May I
               Offered                        Exchange Shares for Shares of
                                              Another Fund?";
                                              "Transaction Procedures and
                                              Special Requirements"; "Services
                                              to Help You Manage Your
                                              Account"; "Who Administers the
                                              Fund?"; "Useful Terms and
                                              Definitions"

8.             Redemption or Repurchase       "How Do I Sell Shares?"; "May I
                                              Exchange Shares for Shares of
                                              Another Fund?"; "Transaction
                                              Procedures and Special
                                              Requirements"; "Services to Help
                                              You Manage Your Account"

9.             Legal Proceedings              Not Applicable




                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                PART A: INFORMATION REQUIRED IN THE PROSPECTUS

      Franklin Institutional Adjustable U.S. Government Securities Fund
            Franklin Institutional Adjustable Rate Securities Fund

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

1.             Cover Page                     Cover Page

2.             Synopsis                       "Expense Summary"

3.             Condensed Financial            "Financial Highlights"
               Information

4.             General Description            "How Is the Trust Organized?";
               of Registrant                  "How Do the Funds Invest Their
                                              Assets?"; "What Are the Risks of
                                              Investing in the Funds?"

5.             Management of the Fund         "Who Administers the Funds?"

5A.            Management's Discussion of     Not Applicable
               Fund Performance

6.             Capital Stock and Other        "How Is the Trust Organized?";
               Securities                     "Services to Help You Manage
                                              Your Account"; "What
                                              Distributions Might I Receive
                                              From the Funds?"; "How Taxation
                                              Affects the Funds and Their
                                              Shareholders"

7.             Purchase of Securities Being   "How Do I Buy Shares?";  "May I
               Offered                        Exchange Shares for Shares of
                                              Another Fund?";
                                              "Transaction Procedures and
                                              Special Requirements"; "Services
                                              to Help You Manage Your
                                              Account"; "Who Administers the
                                              Funds?"; "Useful Terms and
                                              Definitions"

8.             Redemption or Repurchase       "How Do I Sell Shares?"; "May I
                                              Exchange Shares for Shares of
                                              Another Fund?"; "Transaction
                                              Procedures and Special
                                              Requirements"; "Services to Help
                                              You Manage Your Account"

9.             Legal Proceedings              Not Applicable



                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                PART A: INFORMATION REQUIRED IN THE PROSPECTUS

              Franklin U.S. Government Agency Money Market Fund

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

1.             Cover Page                     Cover Page

2.             Synopsis                       "Expense Summary"

3.             Condensed Financial            "Financial Highlights"
               Information

4.             General Description            "How Is the Trust Organized?";
               of Registrant                  "How Does the Fund Invest Its
                                              Assets?"; "What Are the Risks of
                                              Investing in the Fund?"

5.             Management of the Fund         "Who Manages the Fund?"

5A.            Management's Discussion of     Not Applicable
               Fund Performance

6.             Capital Stock and Other        "How Is the Trust Organized?";
               Securities                     "Services to Help You Manage
                                              Your Account"; "What
                                              Distributions Might I Receive
                                              From the Fund?"; "How Taxation
                                              Affects the Fund and Its
                                              Shareholders"

7.             Purchase of Securities Being   "How Do I Buy Shares?";  "May I
               Offered                        Exchange Shares for Shares of
                                              Another Fund?";
                                              "Transaction Procedures and
                                              Special Requirements"; "Services
                                              to Help You Manage Your
                                              Account"; "Who Manages the Fund?";
                                              "Useful Terms and Definitions"

8.             Redemption or Repurchase       "How Do I Sell Shares?"; "May I
                                              Exchange Shares for Shares of
                                              Another Fund?"; "Transaction
                                              Procedures and Special
                                              Requirements"; "Services to Help
                                              You Manage Your Account"

9.             Legal Proceedings              Not Applicable


                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       Part B: Information Required in the
                       STATEMENT OF ADDITIONAL INFORMATION

                Franklin U.S. Treasury Money Market Portfolio

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

10.            Cover Page                     Cover Page

11.            Table of Contents              "Table of Contents"

12.            General Information and        Not Applicable
               History

13.            Investment Objectives and      "How Does the Fund Invest Its
               Policies                       Assets?"; "Investment
                                              Restrictions"

14.            Management of the Registrant   "Officers and Trustees";
                                              "Investment Management and Other
                                              Services"

15.            Control Persons and Principal  "Officers and Trustees";
               Holders of Securities          "Investment Management and Other
                                              Services"; "Miscellaneous
                                              Information"

16.            Investment Advisory and Other  "Investment Management and Other
               Services                       Services"; "The Fund's
                                              Underwriter"

17.            Brokerage Allocation           "How Does the Portfolio Buy
                                              Securities for Its Portfolio?"

18.            Capital Stock and Other        Not Applicable
               Securities

19.            Purchase, Redemption and       "How Do I Buy, Sell and Exchange
               Pricing of Securities Being    Shares?"; "How Are Fund Shares
               Offered                        Valued?"; "Financial Statements"

20.            Tax Status                     "Additional Information on
                                              Distributions and Taxes"

21.            Underwriters                   "The Fund's Underwriter"

22.            Calculation of Performance     "How Does the Fund Measure
               Data                           Performance?"

23.            Financial Statements           "Financial Statements"


                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       Part B: Information Required in the
                       STATEMENT OF ADDITIONAL INFORMATION

      Franklin Institutional Adjustable U.S. Government Securities Fund
            Franklin Institutional Adjustable Rate Securities Fund

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

10.            Cover Page                     Cover Page

11.            Table of Contents              "Table of Contents"

12.            General Information and        Not Applicable
               History

13.            Investment Objectives and      "How Do the Funds Invest Their
               Policies                       Assets?"; "Investment
                                              Restrictions"

14.            Management of the Registrant   "Officers and Trustees"

15.            Control Persons and Principal  "Officers and Trustees";
               Holders of Securities          "Investment Management and Other
                                              Services"; "Miscellaneous
                                              Information"

16.            Investment Advisory and Other  "Investment Management and Other
               Services                       Services"; "The Funds'
                                              Underwriter"

17.            Brokerage Allocation           "How Do the Portfolios Buy
                                              Securities for Their Portfolio?"

18.            Capital Stock and Other        Not Applicable
               Securities

19.            Purchase, Redemption and       "How Do I Buy, Sell and Exchange
               Pricing of Securities Being    Shares?"; "How Are Fund Shares
               Offered                        Valued?"; "Financial Statements"

20.            Tax Status                     "Additional Information on
                                              Distributions and Taxes"

21.            Underwriters                   "The Funds' Underwriter"

22.            Calculation of Performance     "How Do the Funds Measure
               Data                           Performance?"

23.            Financial Statements           "Financial Statements"

                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       Part B: Information Required in the
                       STATEMENT OF ADDITIONAL INFORMATION

              Franklin U.S. Government Agency Money Market Fund

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

10.            Cover Page                     Cover Page

11.            Table of Contents              "Table of Contents"

12.            General Information and        Not Applicable
               History

13.            Investment Objectives and      "How Does the Fund Invest Its
               Policies                       Assets?"; "Investment
                                              Restrictions"

14.            Management of the Registrant   "Officers and Trustees"

15.            Control Persons and Principal  "Officers and Trustees";
               Holders of Securities          "Investment Management and Other
                                              Services"; "Miscellaneous
                                              Information"

16.            Investment Advisory and Other  "Investment Management and Other
               Services                       Services"; "The Fund's
                                              Underwriter"

17.            Brokerage Allocation           "How Does the Fund Buy Securities
                                              for Its Portfolio?"

18.            Capital Stock and Other        Not Applicable
               Securities

19.            Purchase, Redemption and       "How Do I Buy, Sell and Exchange
               Pricing of Securities Being    Shares?"; "How Are Fund Shares
               Offered                        Valued?"; "Financial Statements"

20.            Tax Status                     "Additional Information on
                                              Distributions and Taxes"

21.            Underwriters                   "The Fund's Underwriter"

22.            Calculation of Performance     "How Does the Fund Measure
               Data                           Performance?"

23.            Financial Statements           "Financial Statements"

PROSPECTUS
INSTITUTIONAL FIDUCIARY TRUST
Franklin U.S. Treasury Money Market Portfolio


NOVEMBER 1, 1998


INVESTMENT STRATEGY INCOME


Please read this prospectus before investing, and keep it for future reference. It contains important information, including how the fund invests and the services available to shareholders.

To learn more about the fund and its policies, you may request a copy of the fund's Statement of Additional Information ("SAI"), dated November 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. For a free copy of the SAI or a larger print version of this prospectus, contact your investment representative or call 1-800/321-8563.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


INSTITUTIONAL FIDUCIARY TRUST
November 1, 1998


When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary..........................................3
Financial Highlights.....................................3
How Does the Fund Invest Its Assets?.....................4
Who Manages the Fund?....................................6
How Taxation Affects the Fund and Its Shareholders.......7
How Is the Trust Organized?..............................9

ABOUT YOUR ACCOUNT
How Do I Buy Shares?.....................................10
May I Exchange Shares for Shares of Another Fund?........12
How Do I Sell Shares?....................................15
What Distributions Might I Receive From the Fund?........17
Transaction Procedures and Special Requirements..........17
Services to Help You Manage Your Account.................21
What If I Have Questions About My Account?...............22

GLOSSARY
Useful Terms and Definitions.............................

777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777


1-800/321-8563



ABOUT THE FUND


EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the fund. It is based on the fund's historical expenses for the fiscal year ended June 30, 1998. The fund's actual expenses may vary.

A. SHAREHOLDER TRANSACTION EXPENSES+
    Exchange Fee (per transaction)                                   None*

B. ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
    Management  Fees                                                 0.25%**
    Rule 12b-1 Fees                                                  0.00%***
    Other Expenses                                                   0.10%
                                                                     -------
    Total Fund Operating Expenses                                    0.35%**
                                                                     =======


C. EXAMPLE


    Assume the fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the fund.

   1 YEAR               3 YEARS            5 YEARS             10 YEARS
    $4                   $11                $20                 $44

    THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
*There is a $5.00 fee for exchanges by Market Timers.
**For the period shown, Advisers had agreed in advance to limit its management fees. With this reduction, management fees were 0.10% and total operating expenses were 0.20%.
***These fees may not exceed 0.15%. The fund has not been required to make payments for Rule 12b-1 plan expenses.


FINANCIAL HIGHLIGHTS


This table summarizes the fund's financial history. The information has been audited by PricewaterhouseCoopers LLP, the fund's independent auditor. The audit report covering each of the most recent five years appears in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1998. The Annual Report to Shareholders also includes more information about the fund's performance. For a free copy, please call 1-800/321-8563.



                                                             YEAR ENDED JUNE 30,
                                            1998     1997     1996     1995     1994    1993     1992+
                                            ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year          $1.00    $1.00    $1.00    $1.00    $1.00    $1.00     $1.00
                                            ---------------------------------------------------------------
Income from investment operations-
 net investment income                        .050     .050     .052     .051     .032     .031      .035
Less distributions from
  net investment income                      (.050)   (.050)   (.052)   (.051)   (.032)   (.031)    (.035)
                                            ---------------------------------------------------------------
Net asset value,  end of year               $1.00    $1.00    $1.00    $1.00    $1.00    $1.00     $1.00
                                            ===============================================================
Total return**                               5.13%    5.09%    5.29%    5.17%    3.23%    3.14%     3.59%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)             $66,745  $68,815  $123,157 $200,935 $195,135 $179,232 $194,223
Ratios  to average net assets:
 Expenses                                     .20%     .20%     .19%     .10%     .05%     .05%      .02%*
 Expenses excluding waiver and payments
  by affiliate                                .35%     .33%     .30%     .30%     .30%     .35%      .31%
 Net investment income                       5.00%    4.97%    5.20%    5.05%    3.17%    3.12%     4.38%*


*Annualized
**Total return is not annualized.
+For the period August 2, 1991 (effective date) to June 30, 1992.

HOW DOES THE FUND INVEST ITS ASSETS?

WHAT IS THE FUND'S GOAL?

The investment goal of the fund is to obtain as high a level of current income (in the context of the type of investments available to the fund) as is consistent with capital preservation and liquidity. This goal is fundamental, which means that it may not be changed without shareholder approval. The fund also tries to maintain a stable Net Asset Value of $1 per share.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

QUALITY, DIVERSIFICATION AND MATURITY STANDARDS. The fund follows SEC guidelines on the quality, maturity and diversification of its investments. These guidelines are designed to help maintain a stable $1 share price. Generally, they require the fund to maintain a dollar-weighted average portfolio maturity of 90 days or less and to limit its investments to U.S. dollar denominated instruments that:


 o    the Board determines present minimal credit risks;

 o are rated by nationally recognized rating services in one of the two highest rating categories, or are unrated but are considered to be comparable in quality to securities that have been rated in one of the two highest rating categories; and

 o    have remaining maturities of 397 calendar days or less.


The fund invests only in U.S. Treasury securities. By itself, the fund does not constitute a balanced investment plan. You should recognize that many securities can provide a higher yield than direct U.S. government obligations, although they will not provide the same high quality and security of principal.

U.S. TREASURY SECURITIES. These securities are supported by the full faith and credit of the U.S. and differ only in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of more than ten years. The fund's investments may bear fixed or variable rates of interest, and its share price and yield are not guaranteed by the U.S. government. The fund does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the federal government or any other type of money market instruments.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. The fund may purchase short-term securities on a when-issued or delayed-delivery basis. These transactions are arrangements in which the fund buys securities with payment and delivery scheduled for a future time. The price is subject to market fluctuation and the value at delivery may be more or less than the purchase price.

WHAT ARE SOME OF THE FUND'S OTHER INVESTMENT STRATEGIES AND PRACTICES?


BORROWING. The Fund may borrow from banks, for temporary emergency purposes only, and pledge its assets for these loans, up to 5% of its total net assets. The Fund may also make loans of its portfolio securities not in excess of 10% of the value of its total net assets. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the securities fail financially.


ACTIVE TRADING. Whenever the fund believes market conditions are such that yields could be increased by actively trading the portfolio securities to take advantage of short-term market variations, the fund may do so without restriction or limitation. Typically, this trading involves additional risks of loss to the extent the securities differ in maturity, credit quality or other aspects, and to the extent of the brokerage, if any, or other transaction costs involved. Brokerage or other commissions are not normally charged on the purchase or sale of money market instruments in which the fund invests.

OTHER POLICIES AND RESTRICTIONS. The fund has a number of additional investment policies and restrictions that govern its activities. Those that are identified as "fundamental" may only be changed with shareholder approval. The others may be changed by the Board alone. For a list of these restrictions and more information about the fund's investment policies, including those described above, please see "How Does the Fund Invest Its Assets?" and "Investment Restrictions" in the SAI.


Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when the fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions.

WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the fund and elects its officers. The officers are responsible for the fund's day-to-day operations.

INVESTMENT MANAGER. Advisers manages the fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. Advisers also provides certain administrative services and facilities for the fund. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $207 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the fund's Code of Ethics.

MANAGEMENT FEES. During the fiscal year ended June 30, 1998, management fees, before any advance waiver, totaled 0.25% of the average daily net assets of the fund. Total operating expenses, including fees paid to Advisers before any advance waiver, were 0.35%. Under an agreement by Advisers to limit its fees, the fund paid management fees totaling 0.10%. Total expenses of the fund were 0.20%. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Does the Fund Buy Securities for Its Portfolio?" in the SAI for more information.

YEAR 2000 ISSUE. Like other mutual funds, the fund could be adversely affected if the computer systems used by Advisers and other service providers do not properly process date-related information on or after January 1, 2000 ("Year 2000 Issue"). The Year 2000 Issue could affect portfolio and operational areas including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions, and others. While there can be no assurance that the fund will not be adversely affected, Advisers and its affiliated service providers are taking steps that they believe are reasonably designed to address the Year 2000 Issue, including seeking reasonable assurances from the fund's other major service providers.


THE RULE 12B-1 PLAN


The fund has a distribution plan or "Rule 12b-1 Plan" under which it may pay or reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the fund. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the fund under the plan may not exceed 0.15% per year of the fund's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. For more information, please see "The Fund's Underwriter" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

TAXATION OF THE FUND. As a regulated investment company, the fund generally pays no federal income tax on the income and gains that it distributes to you.

DISTRIBUTIONS. Distributions from the fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The fund will send you a statement in January of each year that reflects the amount of ordinary dividends you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the following year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year.

DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

DIVIDENDS-RECEIVED DEDUCTION. It is anticipated that no portion of the fund's distributions will qualify for the corporate dividends-received deduction.

REDEMPTIONS AND EXCHANGES. Because the fund expects to maintain a $1 net asset value per share, you should not have any gain or loss on the redemption or exchange of fund shares.

U.S. GOVERNMENT AND STATE OBLIGATION INTERESt. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. The fund will provide you with information at the end of each calendar year on the amount of such dividends that may qualify for exemption from reporting on your individual income tax returns.

MUNICIPAL INVESTORS. A municipality that invests the proceeds of a bond offering in the fund should be aware that some or all of the earnings distributed by the fund may need to be paid to the U.S. as a rebate of arbitrage profits. You may wish to contact your tax advisor to determine the effect, if any, of payments by the fund with respect to the arbitrage rebate requirements.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the fund.

STATE TAXES. Ordinary dividends that you receive from the fund will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the fund.

BACKUP WITHHOLDING. When you open an account, IRS regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, the fund is required to withhold 31% of all taxable distributions (including ordinary dividends and capital gain distributions), and redemption proceeds paid to you. The fund is also required to begin backup withholding on your account if the IRS instructs the fund to do so. The fund reserves the right not to open your account, or, alternatively, to redeem your shares at the current net asset value, less any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the fund to begin backup withholding on your account.

THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES" IN THE SAI. YOU MAY REQUEST A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK BY CONTACTING FUND INFORMATION AT 1-800/DIAN BEN(R).

HOW IS THE TRUST ORGANIZED?

The fund is a no-load, diversified series of Institutional Fiduciary Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the fund are considered Class I shares for redemption, exchange and other purposes. Additional series may be offered in the future.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.


As of June 30, 1998, Perry Baker & Co owned of record and beneficially more than 25% of the outstanding shares of the fund.

ABOUT YOUR ACCOUNT


HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


The fund is designed for institutional investors, such as corporations, banks, savings and loan associations, trust companies and for government entities for investment of their own capital and of monies held in accounts for which they act in a fiduciary, advisory, agency, custodial, or other similar capacity, to the extent permitted by regulations pertaining to permissible investments of these entities. Individuals may not buy shares of the fund. Fund shares are offered without a sales charge.

To open your account, please follow the steps below. This will help avoid any delays in processing your request.

1.    Read this prospectus carefully.

2.    Determine  how  much  you  would  like  to  invest.   The  fund's  minimum
      investments are:

      o  To open your account:   $100,000
      o  To add to your account: No minimum

      States,  counties,  cities,  and  their  instrumentalities,   departments,
      agencies and authorities may open an account in the fund with a minimum initial investment of $1,000.

      We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.

3. Carefully complete and sign an Institutional Account application. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.

4. Make your investment using the table below.


--------------------------------------------------------------------------------
METHOD                      STEPS TO FOLLOW
--------------------------------------------------------------------------------


BY MAIL                     For an initial investment:

                               Return the application to the fund with your check, Federal Reserve draft or negotiable bank draft made payable to the fund. Instruments drawn on other investment companies may not be accepted.

                           For additional investments:

                            1. Send a check or use the  deposit  slips  included
                               with your monthly statement.

                            2. If you send a check,  please include your account
                               number on the check.
--------------------------------------------------------------------------------

BY WIRE                     1. Call Institutional Services at 1-800/321-8563 or
See "Holiday Schedule"         650/312-3600 to advise of your intention to wire
under "Transaction             funds for investment. We must receive your call
Procedures and Special         before 11:15 a.m. Pacific time. The fund will
Requirements"                  supply a wire control number. You need a new wire
                               control number every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.

                            2. On the  same  day,  wire  the  funds  to  Bank of
                               America, ABA routing number 121000358, for credit to Institutional Fiduciary Trust-Franklin U.S. Treasury Money Market Portfolio, A/C 1493-3-04779. Your account registration, account number, and wire control number must be included. The bank must receive the wired funds and report the receipt of wired funds to the fund by 3:00 p.m. Pacific time. Later wires are credited the following business day.

                            3. For an initial investment you must also return
                               your signed Institutional Account application to the fund. For investments over $50,000, you also need to complete the Institutional Telephone
                              Privileges Agreement.

--------------------------------------------------------------------------------
THROUGH YOUR DEALER         Call your investment representative
--------------------------------------------------------------------------------

Many of the fund's investments must be paid for in federal funds, which are monies held by the fund's custodian bank on deposit at the San Francisco Fed and elsewhere. The fund generally cannot invest money received from you until it is converted into and is available to the fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If the fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds.

When you buy shares, if you submit a check or a draft that is returned unpaid to the fund we may impose a $10 charge against your account for each returned item.

The investment authority of certain investors may be restricted by law. If you are such an investor, you should consult your legal advisor to determine whether and to what extent shares of the fund are legal investments for you. If you are a municipal investor considering investing proceeds of bond offerings, you should consult with expert counsel to determine the effect, if any, of payments by the fund on arbitrage rebate calculations.


MORE INFORMATION ABOUT BUYING SHARES BY WIRE


If the fund receives your order in proper form before 3:00 p.m. Pacific time, we will credit the purchase to your account that day. Orders received after 3:00 p.m. will be credited the following business day.

Wire trades placed by the above deadline will receive same-day credit so long as funds are received as described above. In order to maximize efficient fund management, please place your order and wire your investment as early in the day as possible. Prior business day notification of a trade may be required. Requests to begin a wire order after the cut off time will not be in proper form for that day's purchase and will receive credit on the next business day.


PAYMENTS TO SECURITIES DEALERS

If you buy shares through a Securities Dealer, Distributors may make a payment to the Securities Dealer out of its own resources. Please contact Institutional Services for more information.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.


--------------------------------------------------------------------------------
METHOD                      Steps to Follow
--------------------------------------------------------------------------------


BY MAIL                     Send us signed written instructions

--------------------------------------------------------------------------------

BY PHONE                    Call Institutional Services at 1-800/321-8563

                            -  For requests over  $50,000,  you must complete an
                               Institutional Telephone Privileges Agreement. Call Institutional Services to receive a copy.
--------------------------------------------------------------------------------
THROUGH YOUR DEALER         Call your investment representative
--------------------------------------------------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?


You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge. For example, certain institutional investors such as government entities, certain retirement plans, trust companies and bank trust departments, may buy Class I shares of other Franklin Templeton Funds without a sales charge.


HOW WE PROCESS YOUR EXCHANGE


FROM THE FUND INTO ANY OTHER SERIES OF THE TRUST. The exchange will be processed at the Net Asset Value the day your request is received before 11:15 a.m. Pacific time, with payment for the shares bought processed on the following business day when the funds are made available from the fund.

FROM THE FUND INTO CLASS I SHARES OF OTHER FRANKLIN TEMPLETON FUNDS. The exchange will be processed at the respective Net Asset Value or offering price of the funds involved on the day your request is received in proper form before 11:15 a.m. Pacific time. Requests received after 11:15 a.m. will be processed on the following business day.

FROM ANOTHER FUND IN THE FRANKLIN TEMPLETON FUNDS INTO THE FUND. The transactions will be processed as a liquidation from the other fund at its Net Asset Value on the day the exchange is received in proper form prior to the time the valuation of shares for that fund is effected, generally 3:00 p.m. Pacific time for money market funds (excluding the money market funds of the Trust) and 1:00 p.m. Pacific time for non-money market funds, and a purchase of the Fund's shares on the following business day at the price computed on such following business day when the money for the purchase is available and the purchase order is considered to be in proper form.


RETIREMENT PLANS

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.


o  You may only exchange shares within the same class, except as noted below.

o  The accounts must be identically registered.

o  The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request,
   (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund.


LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES


Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the fund, such as "Advisor Class" or "Class Z" shares. Because the fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

--------------------------------------------------------------------------------
METHOD                    STEPS TO FOLLOW
--------------------------------------------------------------------------------


BY MAIL                   1. Send us signed written instructions.


                          2. Provide a signature guarantee if required

                          3. Corporate,  partnership and trust accounts may need
                             to send additional documents. Accounts under court jurisdiction may have other requirements.
--------------------------------------------------------------------------------


BY PHONE                  1. Call Institutional Services at 1-800/321-8563
See "Holiday Schedule"
under "Transaction        2. For requests over $50,000, you must complete an
Procedures and Special       Institutional Telephone Privileges Agreement.
Requirements"                Call Institutional Services to receive a copy.


                           Telephone requests will be accepted unless the address on your account was changed by phone within the last 15 days.
--------------------------------------------------------------------------------


THROUGH YOUR DEALER       Call your investment representative

--------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. If requested, redemption proceeds may also be wired directly to a commercial bank previously designated by you on an application, or in a signature-guaranteed letter of instruction.


A payment may be transmitted by wire the same business day if the phone request is received before 11:15 a.m. Pacific time that day. For later requests, payments will be transmitted by wire on the following business day. If you anticipate requesting a same-day wire redemption over $5 million, please notify the fund about this on the prior business day. In order to maximize efficient fund management, please request your same-day wire redemption of any size as early in the day as possible. Prior business day notification of the trade may be required.


Telephone redemption orders may not be used to direct payments to another party or non-designated account. Written instructions will be required.


The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

CONTINGENT DEFERRED SALES CHARGE


Most Franklin Templeton Funds impose a Contingent Deferred Sales Charge on certain investments if you sell all or a part of the investment within the Contingency Period. While the fund generally does not impose a Contingent Deferred Sales Charge, it will do so if you sell shares that were exchanged into the fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The time the shares are held in the fund does not count towards the completion of any Contingency Period.


We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The fund declares dividends each day that its Net Asset Value is calculated and pays them to shareholders of record as of the close of business that day. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.

The amount of these dividends will vary, depending on changes in the fund's net investment income, and there is no guarantee the fund will pay dividends. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY AMOUNT OF DIVIDENDS OR RETURN ON AN INVESTMENT IN ITS SHARES.


DIVIDEND OPTIONS


Dividends will automatically be reinvested monthly in the form of additional shares of the fund at the Net Asset Value per share at the close of business on or about the last business day of the month. You may, however, choose to receive dividends in cash. To do so, please notify the fund or Institutional Services. Certain restrictions may apply to retirement plans.

Since the net income of the fund is declared as a dividend each time the net income is determined, the Net Asset Value per share of the fund is expected to remain at $1 per share immediately after each such determination and dividend declaration. Any increase in the value of your investment in the fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in your account.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE


You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund.

HOW AND WHEN SHARES ARE PRICED

The fund is open for business each day that both the NYSE and the San Francisco Fed are open. We determine the Net Asset Value per share at 12:30 p.m. Pacific time. To calculate Net Asset Value per share, the fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.


HOLIDAY SCHEDULE


In order to receive same-day credit for transactions, you need to transmit your request to buy, sell, or exchange shares to the fund by 11:15 a.m. Pacific time, except on holidays or the day before or after a holiday.

The fund is informed that the NYSE and/or the San Francisco Fed observe the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holiday schedule to be observed in the future, the San Francisco Fed or the NYSE may modify its holiday schedule at any time. On any day before or after a NYSE or San Francisco Fed holiday, or on any day when the Public Securities Association recommends an early closing, the fund reserves the right to set an earlier time for notice and receipt of wire order purchase and redemption orders submitted for same-day credit or redemption. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent that the fund's portfolio securities are traded in other markets on days the San Francisco Fed or the NYSE is closed, the fund's Net Asset Value may be affected when investors do not have access to the fund to buy or sell shares. Other Franklin Templeton Funds may follow different holiday closing schedules.


WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o   Your name,


o   The fund's name,


o   A description of the request,

o   For exchanges, the name of the fund you are exchanging into,

o   Your account number,

o   The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:


1)   You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)   We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES


We will credit your shares to your fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.


TELEPHONE TRANSACTIONS


You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Institutional Services at 1-800/321-8563.

When you call, we will request personal, corporate, or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


RETIREMENT PLANS. The telephone transaction options available to retirement plans are limited to those that are provided under the plan.

REQUIRED DOCUMENTS

For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

--------------------------------------------------------------------------------
TYPE OF ACCOUNT      DOCUMENTS REQUIRED
--------------------------------------------------------------------------------
CORPORATION          Corporate Resolution
--------------------------------------------------------------------------------
PARTNERSHIP          1. The pages from the partnership agreement that identify
                        the general partners, or

                     2. A certification for a partnership agreement
--------------------------------------------------------------------------------
TRUST                1. The pages from the trust document that identify the
                        trustees, or

                     2. A certification for trust
--------------------------------------------------------------------------------



KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $20,000 (or one-half the minimum required investment, whichever is less). We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the minimum amount.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

CUMULATIVE QUANTITY DISCOUNTS


You may include the cost or current value (whichever is higher) of your fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.


For additional information regarding these programs, please call Institutional Services at 1-800/321-8563.


TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:


o   obtain information about your account;

o   obtain price and performance information about any Franklin Templeton Fund;

o request duplicate statements and deposit slips for Franklin Templeton accounts.

You will need the fund's code number to use TeleFACTS(R). The fund's code number is 143.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the fund will be sent every six months. Call Institutional Services if you would like an additional free copy of the fund's financial reports.


SPECIAL SERVICES


Investor Services may charge separate fees to shareholders, to be negotiated directly with such shareholders, for providing special services in connection with their accounts, such as subaccounting, processing a large number of wires, or other special handling which a shareholder may request. Such special services to certain shareholders will not increase the expenses borne by the fund.


AVAILABILITY OF THESE SERVICES


The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the fund may not be able to offer these services directly to you. Please contact your investment representative.


GENERAL

Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Institutional Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The fund, Distributors, and Advisers are also located at this address. You may also contact us by phone at 1-800/321-8563, Monday through Friday, from 6:00 a.m. to 5:00 p.m. Pacific time.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY


USEFUL TERMS AND DEFINITIONS


ADVISERS - Franklin Advisers, Inc., the fund's investment manager


BOARD - The Board of Trustees of the Trust


CLASS I - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - The 12 month period during which a Contingent Deferred Sales Charge may apply. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

INSTITUTIONAL SERVICES - Franklin Templeton Institutional Services Department


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SAN FRANCISCO FED - Federal Reserve Bank of San Francisco

SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


TELEFACTS(R) - Franklin Templeton's automated customer servicing system


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.




PROSPECTUS

INSTITUTIONAL
FIDUCIARY TRUST

NOVEMBER 1, 1998

INVESTMENT STRATEGY

INCOME

Franklin Institutional Adjustable U.S. Government Securities Fund
Franklin Institutional Adjustable Rate Securities Fund

Please read this prospectus before investing, and keep it for future reference. It contains important information, including how the funds invest and the services available to shareholders.

To learn more about the funds and their policies, you may request a copy of the funds' Statement of Additional Information ("SAI"), dated November 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus.

For a free copy of the SAI or a larger print version of this prospectus, contact your investment representative or call 1-800/321-8563.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Unlike most funds that invest directly in securities, the Adjustable U.S. Government Fund seeks to achieve its investment goal by investing all of its assets in shares of the U.S. Government Adjustable Rate Mortgage Portfolio (the "Mortgage Portfolio"), and the Adjustable Rate Securities Fund seeks to achieve its investment goal by investing all of its assets in shares of the Adjustable Rate Securities Portfolio (the "Securities Portfolio"). The Mortgage Portfolio and the Securities Portfolio are series of Adjustable Rate Securities Portfolios. Their investment goals are the same as the funds'.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


TABLE OF CONTENTS

ABOUT THE FUNDS

Expense Summary ..................................................    2

Financial Highlights .............................................    3

How Do the Funds Invest Their Assets? ............................    5

What Are the Risks of Investing in the Funds? ....................    17

Who Administers the Funds? .......................................    20

How Taxation Affects the Funds and Their Shareholders ............    22

How Is the Trust Organized? ......................................    24

ABOUT YOUR ACCOUNT

How Do I Buy Shares? .............................................    25

May I Exchange Shares for Shares of Another Fund? ................    27

How Do I Sell Shares? ............................................    29

What Distributions Might I Receive From the Funds? ...............    31

Transaction Procedures and Special Requirements ..................    31

Services to Help You Manage Your Account .........................    34

What If I Have Questions About My Account? .......................    34

GLOSSARY

Useful Terms and Definitions .....................................    35

INSTITUTIONAL
FIDUCIARY
TRUST

NOVEMBER 1, 1998

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/321-8563

ABOUT THE FUNDS

EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in the funds. It is based on each fund's historical expenses, including its proportionate share of the underlying portfolio's expenses, for the fiscal year ended June 30, 1998. Each portfolio's expenses are based on its expenses for the eight months ended June 30, 1998, and are annualized. The funds' actual expenses may vary.

                                          ADJUSTABLE U.S.    ADJUSTABLE RATE
                                          GOVERNMENT FUND    SECURITIES FUND
----------------------------------------------------------------------------
A.  SHAREHOLDER TRANSACTION EXPENSES+
    Exchange Fee (per transaction)................    None*         None*

B.  ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

    Management and Administration Fees............    0.45%**      0.45%**
    Other Expenses of the Fund and the Portfolio..    0.26%        0.07%
                                                      --------------------
    Total Fund Operating Expenses.................    0.71%**      0.52%**
                                                      ====================

C.  EXAMPLE

Assume each fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in each fund.

                                           1 year  3 years  5 years  10 years
------------------------------------------------------------------------------
Adjustable U.S. Government Fund               $7     $23      $40      $88
Adjustable Rate Securities Fund               $5     $17      $29      $65

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
*There is a $5.00 fee for  exchanges by Market  Timers.
**For the period shown, Advisers had agreed in advance to limit its management fees. With this reduction, management fees of the Mortgage Portfolio and the Securities Portfolio were 0.22% and 0.21%, respectively, and administration fees of each fund were 0.05%. Total fund operating expenses were 0.53% for the Adjustable U.S. Government Fund and 0.33% for the Adjustable Rate Securities Fund.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's financial history. The information has been audited by PricewaterhouseCoopers LLP, the funds' independent auditor. The audit report covering each of the most recent five years appears in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1998. The Annual Report to Shareholders also includes more information about each fund's performance. For a free copy, please call Institutional Services at 1-800/321-8563.


ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND

                                                             YEAR ENDED JUNE 30,

                                 1998        1997        1996       1995        1994        1993       1992+
                               ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value,
beginning of year                $9.36       $9.28      $9.25      $9.40       $9.86       $9.99      $10.00
                               ---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income             .539        .570       .600       .551        .360        .480        .373
 Net realized and
 unrealized gains (losses)        (.010)       .090       .028      (.155)      (.467)      (.130)      (.010)
                               ---------------------------------------------------------------------------------
Total from investment operations   .529        .660       .628       .396       (.107)       .350        .363
Less distributions from
net investment income             (.539)      (.580)     (.598)     (.546)      (.353)      (.480)      (.373)
                               ---------------------------------------------------------------------------------
Net asset value, end of year     $9.35       $9.36      $9.28      $9.25       $9.40       $9.86       $9.99
                               =================================================================================
Total return*                     5.78%       7.37%      6.98%      4.41%      (1.11)%      4.01%       3.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)  $3,497      $7,471     $9,448    $25,020     $51,738    $861,311  $1,265,392
Ratios to average net assets:
 Expenses***                       .53%        .43%       .38%       .23%        .07%        .35%        .35%**
 Expenses excluding waiver
 and payments by affiliate***      .71%        .61%       .55%       .54%        .45%        .46%        .49%**
 Net investment income            5.83%       6.12%      5.90%      5.81%       3.49%       4.89%       6.24%**
Portfolio turnover rate           9.46%       6.78%    102.66%     14.86%      29.47%      66.55%      62.79%


ADJUSTABLE RATE SECURITIES FUND

                                                             YEAR ENDED JUNE 30,
                                 1998         1997       1996       1995        1994        1993      1992++
                               ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value,
beginning of year                $9.93       $9.79      $9.78      $9.77      $10.04      $10.04      $10.00
                               ---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income             .618        .590       .600       .589        .437        .559        .239
 Net realized and
 unrealized gains (losses)         .013        .140       .011       .010       (.270)         --        .040
                               ---------------------------------------------------------------------------------
Total from investment operations   .631        .730       .611       .599        .167        .559        .279
Less distributions from
net investment income             (.618)      (.590)     (.601)     (.589)      (.437)      (.559)      (.239)
                               ---------------------------------------------------------------------------------
Net asset value, end of year     $9.94       $9.93      $9.79       $9.78      $9.77      $10.04      $10.04
                               =================================================================================
Total return*                     6.51%       7.66%      6.41%      6.35%       1.65%       5.72%       2.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)   $989      $4,754     $4,453     $8,596     $31,198     $44,734          --
Ratios to average net assets:
 Expenses***                       .33%        .42%       .36%       .31%        .25%         --          --
 Expenses excluding waiver
and payments by affiliate***       .52%        .62%       .61%       .59%        .50%        .60%        .69%**
 Net investment income            6.21%       6.03%      6.16%      5.84%       4.32%       5.56%       7.13%**
Portfolio turnover rate          12.96%      18.02%     45.98%     12.44%     197.22%      74.77%         --

*Total return is not annualized.
**Annualized.
***The expense ratio includes the fund's share of the underlying portfolio's allocated expenses. +For the period November 1, 1991 (effective date) to June 30, 1992.
++For the period January 3, 1992 (effective date) to June 30, 1992.

HOW DO THE FUNDS INVEST THEIR ASSETS?

WHAT ARE THE FUNDS' GOALS?

The investment goal of each fund is to seek a high level of current income, consistent with lower volatility of principal. The Adjustable U.S. Government Fund seeks to achieve its goal by investing all of its assets in the Mortgage Portfolio, and the Adjustable Rate Securities Fund seeks to achieve its investment goal by investing all of its assets in the Securities Portfolio. The investment goal of each portfolio is the same as the funds'. Each fund's investment policies are also substantially similar to the underlying portfolio's except, in all cases, each fund may pursue its policies by investing in an open-end management investment company with the same investment goal and substantially similar policies and restrictions as the fund. Any additional exceptions are noted below.

Each fund acquires shares of the underlying portfolio at Net Asset Value. An investment in a fund is an indirect investment in the underlying portfolio. The investment goals of the funds and the portfolios are fundamental, which means that they may not be changed without shareholder approval.

WHAT KINDS OF SECURITIES DO THE PORTFOLIOS BUY?

The Mortgage Portfolio seeks to achieve its investment goal by investing at least 65% of its total assets in adjustable rate mortgage securities ("ARMS") or other securities collateralized by or representing an interest in mortgages (collectively, "mortgage securities") and having interest rates that reset at periodic intervals. The Mortgage Portfolio will only invest in mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Securities Portfolio seeks to achieve its investment goal by investing at least 65% of its total assets in adjustable-rate securities collateralized by or representing an interest in mortgages, including ARMS, issued or guaranteed by private institutions or by the U.S. government, its agencies or instrumentalities, and other adjustable-rate asset-backed securities (collectively, "ARS"), which have interest rates that reset at periodic intervals. The Securities Portfolio may invest in ARMS issued by private institutions, such as commercial banks, savings and loan institutions, insurance companies, private mortgage insurance companies, mortgage bankers, mortgage conduits of investment banks, finance companies, real estate companies, private corporations, and others, as long as they are consistent with its investment goal. Privately issued mortgage securities are generally structured with one or more types of credit enhancement. The Securities Portfolio will only invest in securities rated at least AA by S&P or Aa by Moody's, two nationally recognized statistical rating agencies. The Securities Portfolio may also invest in unrated securities if Advisers determines that they are of comparable quality.

Each portfolio may also invest up to 35% of its total assets in (a) notes, bonds, and discount notes of the Federal Home Loan Banks, Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), and Small Business Administration; (b) obligations of or guaranteed by the full faith and credit of the U.S. government and repurchase agreements collateralized by such obligations; (c) time and savings deposits (including CDs) in commercial or savings banks or in institutions whose accounts are insured by the Federal Deposit Insurance Corporation; and (d) with respect to the Securities Portfolio, asset-backed and mortgage-backed securities issued by private and government entities. The Securities Portfolio may invest in fixed-rate or adjustable-rate securities. Each portfolio's investments in time deposits will not exceed 10% of its total assets.

For temporary defensive purposes, each portfolio may invest up to 100% of its assets in U.S. government securities, CDs of banks having total assets in excess of $5 billion, and repurchase agreements.

MORTGAGE SECURITIES - General Characteristics. A mortgage security is an interest in a pool of mortgage loans. The primary issuers or guarantors of mortgage securities are GNMA, FNMA, and FHLMC. GNMA creates mortgage securities from pools of government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks, and savings and loan associations. FNMA and FHLMC issue mortgage securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Many mortgage securities issued or guaranteed by GNMA, FHLMC, or FNMA ("certificates") are called pass-through certificates because a pro rata share of both regular interest and principal payments (less GNMA's, FHLMC's, or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., a portfolio).

The principal and interest on GNMA  securities  are  guaranteed by GNMA, and the guarantee is backed by the full faith and credit of the U.S. government. Mortgage securities of FNMA and FHLMC are not backed by the full faith and credit of the U.S. government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and the ultimate collection of principal. Securities issued by FNMA are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by FHLMC are supported only by the credit of the agency. There is no guarantee that the government will support government agency securities and, accordingly, they may involve a risk of non-payment of principal and interest. Nonetheless, because FNMA and FHLMC are instrumentalities of the U.S. government, securities they issue are generally considered to be high-quality investments having minimal credit risks. The yields on these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities due largely to their prepayment risk. (See "What Are the Risks of Investing in the Funds?")


The Securities Portfolio may invest in private mortgage securities. Private issuers of mortgage securities may be both the originators of the underlying mortgage loans as well as the guarantors of the mortgage securities. Pools of mortgage loans created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance companies, or the mortgage poolers. The insurance and guarantees and the creditworthiness of their issuers will be considered when determining whether a mortgage security meets the Securities Portfolio's quality standards. The Securities Portfolio may buy mortgage securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, Advisers determines that the securities meet the Securities Portfolio's quality standards.


Most mortgage securities are pass-through securities. This means that they provide investors with payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of mortgage securities nor do they extend to the value of the portfolios' or the funds' shares.

ADJUSTABLE RATE MORTGAGE SECURITIES. ARMS, like traditional mortgage securities, are interests in pools of mortgage loans. The interest rates on the mortgages underlying ARMS are reset periodically. The adjustable interest rate feature of the mortgages underlying the mortgage securities in which the portfolios invest generally will act as a buffer to reduce sharp changes in each portfolio's Net Asset Value in response to normal interest rate fluctuations. As the interest rates are reset, the yields of the securities will gradually align themselves to reflect changes in market rates so that their market value will remain relatively stable compared to fixed-rate securities. As a result, each portfolio's Net Asset Value should fluctuate less significantly than if the portfolio invested in more traditional long-term, fixed-rate securities. During periods of extreme fluctuation in interest rates, however, each portfolio's and thus the corresponding fund's Net Asset Value will fluctuate.

Because the interest rates on the mortgages underlying ARMS are reset periodically, a portfolio may participate in increases in interest rates, resulting in both higher current yields and lower price fluctuations. This differs from fixed-rate mortgages, which generally decline in value during periods of rising interest rates. A portfolio, however, will not benefit from increases in interest rates to the extent that interest rates exceed the maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage security. Since most mortgage securities held by the portfolios will generally have annual reset limits or caps of 100 to 200 basis points, short-term fluctuations in interest rates above these levels could cause these mortgage securities to "cap out" and behave more like long-term, fixed-rate debt securities. If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a portfolio generally will be able to reinvest these amounts in securities with a higher current rate of return.

Please keep in mind that during periods of rising interest rates, changes in the interest rates on mortgages underlying ARMS lag behind changes in the market rate. This may result in a lower Net Asset Value until the interest rate resets to market rates. Thus, you could suffer some principal loss if you sell your shares of a fund before the interest rates on the underlying mortgages in the underlying portfolio reset to market rates. Also, a portfolio's Net Asset Value could vary to the extent that current yields on mortgage-backed securities are different from market yields during interim periods between coupon reset dates. A portion of the ARMS in which the portfolios may invest may not reset for up to five years.

During periods of declining interest rates, the interest rates may reset downward, resulting in lower yields to a portfolio. As a result, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as the value of fixed-rate securities. As with other mortgage-backed securities, declining interest rates may result in accelerated prepayments of mortgages, and a portfolio may have to reinvest the proceeds from the prepayments at the lower prevailing interest rates.

For certain types of ARMS, the rate of amortization of principal, as well as interest payments, change in accordance with movements in a pre-specified, published interest rate index. The amount of interest due to an ARMS holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

Mortgage loan pools offering pass-through investments in addition to those described above may be created in the future. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages. As new types of mortgage securities are developed and offered to investors, each portfolio may invest in them if they are consistent with the portfolio's goal, policies, and quality standards.

ADJUSTABLE RATE SECURITIES. The Securities Portfolio will invest primarily in ARS. ARS are debt securities with interest rates that are adjusted periodically pursuant to a pre-set formula and interval. Movements in the relevant index, as well as the applicable spread relating to the ARS, will affect the interest paid on ARS and, therefore, the current income earned by the Securities Portfolio by investing in ARS. (See "Resets.")


The interest rates on ARS are generally readjusted periodically to an increment over the chosen interest rate index. These readjustments occur at intervals ranging from one to sixty months. The degree of volatility in the market value of the securities held by the Securities Portfolio and of the Net Asset Value of the Securities Portfolio's and thus the Adjustable Rate Securities Fund's shares will be a function primarily of the length of the adjustment period and the degree of volatility in the applicable indices. It will also be a function of the maximum increase or decrease of the interest rate adjustment on any one adjustment date, in any one year, and over the life of the securities. These maximum increases and decreases are typically referred to as "caps" and "floors," respectively. The Securities Portfolio does not seek to maintain an overall average cap or floor, although Advisers will consider caps or floors in selecting ARS for the Securities Portfolio.


While the Securities Portfolio does not attempt to maintain a stable Net Asset Value per share, during periods when short-term interest rates move within the caps and floors of the securities held by the Securities Portfolio, the fluctuation in market value of the ARS held by the Securities Portfolio is expected to be relatively limited, since the interest rates on the ARS generally adjust to market rates within a short period of time. In periods of substantial short-term volatility in interest rates, the value of the Securities Portfolio's holdings may fluctuate more substantially because the caps and floors of its ARS may not permit the interest rates to adjust to the full extent of the movements in the market rates during any one adjustment period. In the event of dramatic increases in interest rates, the lifetime caps on the ARS may prevent the securities from adjusting to prevailing rates over the term of the loan. In this case, the market value of the ARS may be substantially reduced, with a corresponding decline in the Securities Portfolio's and thus the Adjustable Rate Securities Fund's Net Asset Value.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"), AND MULTI-CLASS PASS-THROUGHS. Each portfolio may invest in CMOs issued and guaranteed by U.S. government agencies or instrumentalities. The Securities Portfolio may also invest in REMICs issued and guaranteed by U.S. government agencies and instrumentalities, in CMOs and REMICs issued by certain financial institutions and other mortgage lenders, and in multi-class pass-through securities. The Mortgage Portfolio will not invest in privately issued CMOs and REMICs except to the extent that it invests in the securities of entities that are instrumentalities of the U.S.
government.


CMOs and REMICs are debt instruments issued by special purpose entities that are secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provides the funds to pay the debt service on CMOs or REMICs or to make scheduled distributions on the multi-class pass-through securities. Unless the context indicates otherwise, the discussion of CMOs below may also apply to REMICs and multi-class pass-through securities.


A CMO is a mortgage-backed security that separates mortgage pools into short-, medium-, and long-term components. Each component pays a fixed rate of interest at regular intervals. These components enable an investor, such as a portfolio, to predict more accurately the pace at which principal is returned.


The Mortgage Portfolio may buy CMOs that are:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

(2) collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and the guarantee is collateralized by U.S. government securities; or

(3) securities in which the proceeds of the issuance are invested in mortgage securities, and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S.
     government.



CMOs are issued in multiple classes. Each class, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying CMOs may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly, or semiannual basis. The principal and interest on the mortgages underlying CMOs may be allocated among the several classes in many ways. In a common structure, payments of principal on the underlying mortgages, including any principal prepayments, are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class until all other classes having an earlier stated maturity or final distribution date have been paid in full.


One or more tranches of a CMO may have coupon rates that reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs," will be treated as ARMS by each portfolio. Floating-rate CMOs may be backed by fixed- or adjustable-rate mortgages. To date, fixed-rate mortgages have been more commonly used for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate. These caps, similar to the caps on ARMS, represent a ceiling beyond which the coupon rate may not be increased, regardless of increases in the underlying interest rate index.


Yields on privately issued CMOs have been historically higher than the yields on CMOs issued and guaranteed by U.S. government agencies or instrumentalities. The risk of loss due to default on privately issued CMOs, however, is higher since they are not guaranteed by the U.S. government. The trustees of the Adjustable Rate Securities Portfolios believe that the risk of loss to the Securities Portfolio relating to its investments in privately issued CMOs is justified by the higher yield the Securities Portfolio will earn in light of the historic loss experience on these instruments. The Securities Portfolio will not invest in subordinated, privately issued CMOs.


REMICs, which are authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the underlying mortgages include those backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities, or issued by private entities and not guaranteed by any government agency or instrumentality.

Advisers currently intends to limit the Securities Portfolio's investment in fixed-rate CMOs and REMICs to planned amortization classes ("PACs") and sequential pay classes. A PAC is retired according to a payment schedule in order to have a stable average life and yield even if expected prepayment rates change. Within a specified broad range of prepayment possibilities, the retirement of all classes is adjusted so that the PAC bond amortization schedule will be met. Thus, PAC bonds offer more predictable amortization schedules at the expense of less predictable cash flows for the other bonds in the structure. Within a given structure, the Securities Portfolio currently intends to buy the PAC bond with the shortest remaining average life. A sequential pay CMO is structured so that only one class of bonds will receive principal until it is paid off completely. Then the next sequential pay CMO class will begin receiving principal until it is paid off. The Securities Portfolio currently intends to buy sequential pay CMO securities in the class with the shortest remaining average life.


To the extent any privately issued CMOs and REMICs in which the Securities Portfolio invests are considered by the SEC to be investment companies, the Securities Portfolio will limit its investments in those securities in a manner consistent with the 1940 Act.

RESETS. The interest rates paid on ARMS, ARS, and CMOs generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index, although some securities in which the Securities Portfolio may invest may have intervals as long as five years. There are three main categories of indices: those based on LIBOR, those based on U.S. Treasury securities, and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly used indices include the one-, three-, and five-year constant-maturity Treasury rates; the three-month Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term Treasury securities; the 11th District Federal Home Loan Bank Cost of Funds; the National Median Cost of Funds; the one-, three-, six-month, or one-year LIBOR; the prime rate of a specific bank; or commercial paper rates. Some indices, such as the one-year constant-maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds, tend to lag behind changes in market interest rate levels and tend to be somewhat less volatile.


CAPS AND FLOORS. The underlying mortgages that collateralize ARMS and CMOs will frequently have caps and floors that limit the maximum amount by which the loan rate to the borrower may change up or down (a) per reset or adjustment interval and (b) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.


STRIPPED MORTGAGE SECURITIES. The Securities Portfolio may invest in stripped mortgage securities, which are derivative multi-class mortgage securities. The stripped mortgage securities in which the Securities Portfolio may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Securities Portfolio invests.


Stripped mortgage securities are usually structured with two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security has one class that receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class receives all of the interest (the interest-only or "IO" class), while the other class receives all of the principal (the principal-only or "PO" class). The yield to maturity on an IO or PO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the yield to maturity of any IO class held by the Securities Portfolio. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Securities
Portfolio may fail to recoup its initial investment fully, even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody's, respectively.

Stripped mortgage securities are purchased and sold by institutional investors, such as the Securities Portfolio, through several investment banking firms acting as brokers or dealers. These securities were only recently developed, and traditional trading markets have not yet been established for all stripped mortgage securities. Accordingly, some of these securities may be illiquid. The staff of the SEC has indicated that only government-issued IO or PO securities that are backed by fixed-rate mortgages may be deemed to be liquid, if procedures with respect to determining liquidity are established by a fund's board. The Board of Trustees of the Adjustable Rate Securities Portfolios may, in the future, adopt procedures that would permit the Securities Portfolio to acquire, hold, and treat as liquid government-issued IO and PO securities. At the present time, however, all such securities will continue to be treated as illiquid and will, together with any other illiquid investments, not exceed 10% of the Securities Portfolio's net assets. This position may be changed in the future, without notice to shareholders, in response to the SEC staff's continued reassessment of this matter, as well as to changing market conditions.


FLOATERS. Up to 5% of the Securities Portfolio's assets may be invested in inverse floaters and super floaters. Please see the SAI for more information about these investments.

ASSET-BACKED SECURITIES. The Securities Portfolio may invest in asset-backed securities, including adjustable-rate asset-backed securities that have interest rates that reset at periodic intervals. Asset-backed securities are similar to mortgage-backed securities. The underlying assets, however, may include receivables on home equity and credit card loans, and automobile, mobile home, and recreational vehicle loans and leases. Asset-backed securities are issued in either a pass-through structure (similar to a mortgage pass-through structure) or a pay-through structure (similar to a CMO structure). There may be other types of asset-backed securities that are developed in the future in which the Securities Portfolio may invest. In general, collateral supporting asset-backed securities has shorter maturities than mortgage loans and historically has been less likely to experience substantial prepayment.


DERIVATIVES. Some of the types of investments discussed in this prospectus may be considered "derivatives." Derivatives are broadly defined as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset. To the extent indicated, each portfolio may invest in CMOs and uncovered mortgage dollar rolls, and the Securities Portfolio may also invest in REMICs, multi-class pass-throughs, stripped mortgage securities, other asset-backed securities, and structured notes. Some, all, or the component parts of these instruments may be considered derivatives. The portfolios may use these instruments to help manage risks relating to interest rates and other market factors, to increase liquidity, and/or to invest in a particular instrument in a more efficient or less expensive way. A portfolio will not necessarily use these instruments or investment strategies to the full extent permitted unless Advisers believes that doing so will help the portfolio achieve its goal, and a portfolio will not use all instruments or strategies at all times.

WHAT ARE SOME OF THE FUNDS' AND THE PORTFOLIOS' OTHER INVESTMENT STRATEGIES AND PRACTICES?

MORTGAGE DOLLAR ROLLS. Each portfolio may enter into mortgage "dollar rolls" in which the portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (name, type, coupon, and maturity) securities on a specified future date. During the roll period, a portfolio forgoes principal and interest paid on the mortgage-backed securities. The portfolio is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop"), as well as the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position.

REPURCHASE AGREEMENTS. In a repurchase agreement, a portfolio buys U.S. government securities from a bank or broker-dealer at one price and agrees to sell them back to the bank or broker-dealer at a higher price on a specified date. The securities subject to resale are held on behalf of the portfolio by a custodian bank approved by the Board. The bank or broker-dealer must transfer to the custodian securities with an initial market value of at least 102% of the repurchase price to help secure the obligation to repurchase the securities at a later date. The securities are then marked-to-market daily to maintain coverage of at least 100%. If the bank or broker-dealer does not repurchase the securities as agreed, a portfolio may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. The portfolios, however, intend to enter into repurchase agreements only with banks or broker-dealers that are considered creditworthy by Advisers.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. The portfolios may buy U.S. government obligations (or any securities in the case of the Securities Portfolio) on a "when-issued" or "delayed-delivery" basis. These transactions are arrangements under which a portfolio buys securities with payment and delivery scheduled for a future time, generally within 30 to 60 days. Purchases of securities on a when-issued or delayed-delivery basis are subject to market fluctuation and the risk that the value or yield at delivery may be more or less than the purchase price or the yield available when the transaction was entered into. Although a portfolio will generally buy securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if the portfolio deems it to be advisable. When a portfolio is the buyer, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of its purchase commitments until payment is made. To the extent a portfolio engages in when-issued and delayed-delivery transactions, it does so only for the purpose of acquiring portfolio securities consistent with its investment goal and policies and not for the purpose of investment leverage. In when-issued and delayed-delivery transactions, a portfolio relies on the seller to complete the transaction. The seller's failure to do so may cause the portfolio to miss a price or yield considered advantageous. Securities purchased on a when-issued or delayed-delivery basis generally do not earn interest until their scheduled delivery date. The portfolios are not subject to any percentage limit on the amount of their respective assets that may be invested in when-issued purchase obligations.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Adjustable Rate Securities Portfolios' Board of Trustees and subject to the following conditions, each portfolio may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 10% of the value of the portfolio's total assets at the time of the most recent loan. The borrower must deposit with the portfolio's custodian bank collateral with an initial market value of at least 102% of the market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 102%. This collateral shall consist of cash. The lending of securities is a common practice in the securities industry. Each portfolio may engage in security loan arrangements with the primary objective of increasing the portfolio's income either through investing cash collateral in short-term interest-bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the portfolio continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.


BORROWING. The Securities Portfolio may borrow from banks from time to time to increase its investments. Borrowings may be secured or unsecured and at fixed or variable interest rates. The Securities Portfolio will borrow only to the extent that the value of its assets, less its liabilities (excluding borrowings), is equal to at least 300% of its borrowings. If the Securities Portfolio does not meet the 300% test, it will be required to reduce its debt within three business days to the extent necessary to meet the test. This may require the Securities Portfolio to sell a portion of its investments at a disadvantageous time.


Borrowing for investment purposes is a speculative investment technique known as "leveraging." When the Securities Portfolio leverages its assets, the Securities Portfolio's Net Asset Value may increase or decrease at a greater rate than if the Securities Portfolio were not leveraged. The interest payable on the amount borrowed increases the Securities Portfolio's expenses (and thus reduces the income to the Adjustable Rate Securities Fund), and if the appreciation and income produced by the investments purchased with the borrowings do not exceed the cost of the borrowing, leveraging may reduce the investment performance of the Securities Portfolio.


Neither fund may borrow money or mortgage nor pledge any of its assets, except that each fund may borrow (and pledge assets therefor) for temporary or emergency purposes from banks in an amount up to 20% of the fund's total asset value. The Adjustable U.S. Government Fund will not buy additional portfolio securities (additional shares of the Mortgage Portfolio) while borrowings in excess of 5% of its total assets are outstanding.


ILLIQUID INVESTMENTS. Each portfolio's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the portfolio has valued them.

OTHER POLICIES AND RESTRICTIONS. The funds and the portfolios have a number of additional investment policies and restrictions that govern their activities. Those that are identified as "fundamental" may only be changed with shareholder approval. The others may be changed by the Board or the Board of Trustees of the Adjustable Rate Securities Portfolios alone. For a list of these restrictions and more information about the funds' and the portfolios' investment policies, including those described above, please see "How Do the Funds Invest Their Assets?" and "Investment Restrictions" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when a fund or portfolio makes an investment. In most cases, a fund or portfolio is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's or portfolio's policies or restrictions.

THE ADVANTAGES OF INVESTING IN THE FUNDS

The Adjustable U.S. Government Fund enables you to invest easily in mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities without paying a sales charge or Rule 12b-1 fees. Similarly, the Adjustable Rate Securities Fund enables you to invest easily in adjustable rate securities rated in the top two rating categories by nationally recognized statistical rating agencies or issued or guaranteed by the U.S. government, its agencies or instrumentalities without paying a sales charge or Rule 12b-1 fees. Any guarantee will extend to the payment of interest and principal due on the securities and will not provide any protection from fluctuations in the market value of the securities. Each fund believes that by investing in the underlying portfolio, which in turn invests primarily in securities that provide for variable interest rates, it will achieve a more consistent and less volatile Net Asset Value than is characteristic of mutual funds that invest primarily in similar securities paying a fixed interest rate. Principal payments received on a portfolio's mortgage securities will be reinvested by the portfolio in other securities. These securities may have a higher or lower yield than the mortgage securities already held by the portfolio, depending on market conditions.

An investment in a fund also provides liquidity since you may redeem shares of the fund at any time at the current Net Asset Value. Please see "How Do I Sell Shares?"

IF YOU ARE AN INVESTOR WHOSE INVESTMENT AUTHORITY IS RESTRICTED BY APPLICABLE LAW OR REGULATION, YOU SHOULD CONSULT YOUR LEGAL ADVISOR TO DETERMINE WHETHER AND TO WHAT EXTENT SHARES OF A FUND CONSTITUTE LEGAL INVESTMENTS FOR YOU. If you are a municipal investor considering investment of proceeds of bond offerings into a fund, you should consult with expert counsel to determine the effect, if any, of various payments made by the fund, Advisers, or Distributors on arbitrage rebate calculations.

WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

There is no assurance that the funds will meet their investment goals.

The value of your shares of a fund will increase as the value of the securities owned by the fund increases and will decrease as the value of the fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the fund. Since each fund invests its assets in shares of the underlying portfolio, as the value of the securities owned by the portfolio fluctuates, the portfolio's Net Asset Value per share, and thus the fund's Net Asset Value per share, will also fluctuate. In addition to the factors that affect the value of any particular security that the underlying portfolio owns, the value of fund shares may also change with movements in the bond market as a whole.

MORTGAGE SECURITIES. The mortgage securities in which the portfolios invest differ from conventional bonds in that principal is paid over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., a portfolio) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of U.S. government securities as a means of "locking in" long-term interest rates. In general, fixed-rate mortgage securities have greater exposure to this "prepayment risk" than ARMS.

The market value of mortgage securities, like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. An unexpected rise in interest rates could extend the life of a mortgage security because of a lower than expected level of prepayments, potentially reducing the security's value and increasing its volatility. ARMS, however, have less risk of a decline in value during periods of rapidly rising rates but, like other mortgage securities, may also have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. To the extent market interest rates increase beyond applicable caps or maximum rates on ARMS or beyond the coupon rates of fixed-rate mortgage securities, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security.

In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

Some of the CMOs in which the portfolios may invest may have less liquidity than other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous price or time under certain circumstances.


With respect to pass-through mortgage pools issued by private issuers, there is no assurance that private insurers of the securities will be able to meet their obligations. Although the market for privately issued mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. These securities are subject to the Securities Portfolio's limit with respect to illiquid investments.


ADJUSTABLE RATE SECURITIES. ARS have several characteristics that you should consider before investing in the Adjustable Rate Securities Fund. As indicated above, the interest rate reset features of ARS held by the Securities Portfolio will reduce the effect on the Securities Portfolio's Net Asset Value per share caused by changes in market interest rates. The market value of ARS and, therefore, the Securities Portfolio's and the Adjustable Rate Securities Fund's Net Asset Value may vary, however, to the extent that the current interest rate on ARS differs from market interest rates during periods between the interest rate reset dates. These variations in value occur inversely to changes in the market interest rates. Thus, if market interest rates rise above the current rates on the securities, the value of the securities will decrease, and if market interest rates fall below the current rate on the securities, the value of the securities will rise. The longer the adjustment intervals on ARS held by the Securities Portfolio, the greater the potential for fluctuations in the Securities Portfolio's and thus the Adjustable Rate Securities Fund's Net Asset Value.


As an investor in the Adjustable Rate Securities Fund, you will receive increased income as a result of upward adjustments of the interest rates on ARS held by the Securities Portfolio in response to market interest rates. The Adjustable Rate Securities Fund and its shareholders, however, will not benefit from increases in market interest rates once the rates rise to the point where they cause the rates on ARS to reach their maximum adjustment rate annual or lifetime caps. In addition, because of their interest rate adjustment feature, ARS are not an effective means of "locking-in" attractive interest rates for periods in excess of the adjustment period.

In the case of privately issued ARMS where the underlying mortgage assets carry no agency or instrumentality guarantee, the mortgagors on the loans underlying ARMS are often qualified for the loans on the basis of the original payment amounts. The mortgagor's income may not be sufficient to enable the mortgagor to continue making loan payments as the payments increase, resulting in a greater likelihood of default. Conversely, any benefits to the Adjustable Rate Securities Fund and its shareholders from an increase in the Securities Portfolio's Net Asset Value caused by falling market interest rates is reduced by the potential for a decline in the interest rates paid on ARS held by the Securities Portfolio. The Adjustable Rate Securities Fund, therefore, is not designed for investors seeking capital appreciation.

ASSET-BACKED SECURITIES. Asset-backed securities entail certain risks not present with mortgage-backed securities, because they do not have the benefit of the same type of security interests in the underlying collateral. Credit card receivables are generally unsecured, and a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing the receivables due to the large number of vehicles involved in a typical issuance and the technical requirements imposed under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on securities backed by these receivables. For more information about the risks of investing in asset-backed securities, please see the SAI.




Investments in fixed-rate securities generally decline in value during periods of rising interest rates and increase in value when interest rates fall. To the extent the Securities Portfolio invests in fixed-rate securities, the value of the Securities Portfolio's and thus the Adjustable Rate Securities Fund's shares will be more sensitive to interest rate changes than if the Securities Portfolio were fully invested in adjustable-rate securities.

INTEREST RATE RISK. Changes in interest rates will affect the value of each portfolio's and thus the corresponding fund's assets and their share prices. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of each portfolio's and the corresponding fund's shares. Interest rates have increased and decreased in the past. These changes are unpredictable.

WHO ADMINISTERS THE FUNDS?

THE BOARD. The Board oversees the management of the funds and elects their officers. The officers are responsible for the funds' day-to-day operations.

The Board, with approval of all disinterested and interested Board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the funds and the Adjustable Rate Securities Portfolios having substantially the same boards. These procedures call for an annual review of each fund's relationship with the underlying portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The Board has determined that there are no conflicts of interest at the present time. For more information, please see "Summary of Procedures to Monitor Conflicts of Interest" and "Officers and Trustees" in the SAI.

INVESTMENT MANAGER AND ADMINISTRATOR. Advisers manages the portfolios' assets and makes their investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $207 billion in assets. Advisers is also the administrator of the funds. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the funds' Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the portfolios is: Mr. Coffey, Mr. Bayston, and Mr. Lemein since 1991.


T. Anthony Coffey
Portfolio Manager of Advisers

Mr. Coffey is a Chartered Financial Analyst and holds a Master of Business Administration degree from the University of California at Los Angeles. He earned a Bachelor of Arts degree in Applied Mathematics and Economics from Harvard University. Mr. Coffey has been with the Franklin Templeton Group since 1989. He is a member of several securities industry-related associations.

Roger Bayston
Portfolio Manager of Advisers

Mr. Bayston is a Chartered Financial Analyst and holds a Master of Business Administration degree from the University of California at Los Angeles. He earned his Bachelor of Science degree from the University of Virginia. He has been with the Franklin Templeton Group since earning his MBA degree in 1991.


Jack Lemein
Executive Vice President of Advisers


Mr. Lemein holds a Bachelor of Science degree in Finance from the University of Illinois. He has been in the securities industry since 1967 and with the Franklin Templeton Group since 1984. He is a member of several securities industry-related associations.


Management Fees. You will bear a portion of a portfolio's operating expenses, including its management fees, to the extent that your fund, as a shareholder of the portfolio, bears these expenses. The portion of the underlying portfolio's expenses borne by a fund depends on the fund's proportionate share of the portfolio's net assets.

During the fiscal year ended June 30, 1998, each fund's proportionate share of the underlying portfolio's management fees, before any advance waiver, totaled 0.40% of the average daily net assets of the fund. Each fund's administration fees totaled 0.05%. Total operating expenses, including fees paid to Advisers before any advance waiver, were 0.71% for the Adjustable U.S. Government Fund and 0.52% for the Adjustable Rate Securities Fund. Under an agreement by Advisers to limit its fees, the Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund paid a proportionate share of the underlying portfolio's management fees totaling 0.22% and 0.21%, respectively. Total expenses of the funds were 0.53% and 0.33%, respectively. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Do the Portfolios Buy Securities for Their Portfolios?" in the SAI for more information.

YEAR 2000 ISSUE. Like other mutual funds, the funds could be adversely affected if the computer systems used by Advisers and other service providers do not properly process date-related information on or after January 1, 2000 ("Year 2000 Issue"). The Year 2000 Issue, and in particular foreign service providers' responsiveness to the issue, could affect portfolio and operational areas including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions, and others. While there can be no assurance that the funds will not be adversely affected, Advisers and its affiliated service providers are taking steps that they believe are reasonably designed to address the Year 2000 Issue, including seeking reasonable assurances from the funds' other major service providers.

HOW TAXATION AFFECTS THE FUNDS AND THEIR SHAREHOLDERS


--------------------------------------------------------------------------------
TAXATION OF THE FUNDS' INVESTMENTS.     HOW DO THE FUNDS EARN INCOME AND GAINS?

Each fund invests your money in the     Each fund earns income and gains on
underlying portfolio which, in turn,    its investment in the underlying
invests in the bonds and other          portfolio. The portfolio, in turn,
securities that are described in the    earns interest on its investments.
section "How Do the Funds Invest Their  When a portfolio sells a security for
Assets?" Special tax rules may apply    a price that is higher than it paid,
in determining the income and gains     it has a gain. When a portfolio sells
that the portfolios earn on their       a security for a price that is lower
investments. These rules may, in turn,  than it paid, it has a loss. If the
affect the amount of distributions      portfolio has held the security for
that a fund pays to you. These special  more than one year, the gain or loss
tax rules are discussed in the SAI.     will be a long-term capital gain or
                                        loss. If the portfolio has held the
TAXATION OF THE FUNDS. As a regulated   security for one year or less, the
investment company, each fund           gain or loss will be a short-term
generally pays no federal income tax    capital gain or loss. Each portfolio's
on the income and gains that it         gains and losses are netted together.
distributes to you.                     The portfolio's net short-term capital
                                        gains and interest income are paid to the fund as ordinary dividend income.
                                        The portfolio's net long-term capital gains are paid to the fund as capital gain distributions.

--------------------------------------------------------------------------------

TAXATION OF SHAREHOLDERS.               WHAT IS A DISTRIBUTION?

DISTRIBUTIONS. Distributions from a     The ordinary dividend income a fund
fund, whether you receive them in cash receives from the underlying portfolio or in additional shares, are generally and any net short-term capital gains
subject to income tax. The fund will    realized by the fund on sale of
send you a statement in January of the  portfolio shares are paid to you as
current year that reflects the amount   ordinary dividends. The capital gain
of ordinary dividends, capital gain     distributions the fund receives from
distributions and non-taxable           the portfolio and any net long-term
distributions you received from the     capital gains realized by the fund on
fund in the prior year. This statement sale of portfolio shares are paid to will include distributions declared in you as capital gain distributions. If December and paid to you in January of the fund pays you an amount in excess
the current year, but which are         of its income and gains, including any
taxable as if paid on December 31 of    gain realized on sale of portfolio
the prior year. The IRS requires you    shares, this excess will generally be
to report these amounts on your income  treated as a non-taxable distribution.
tax return for the prior year.          These amounts, taken together, are
                                        what we call the fund's distributions
DIVIDENDS-RECEIVED DEDUCTION. It is     to you.
anticipated that no portion of the
funds' distributions will qualify for
the corporate dividends-received
deduction.

--------------------------------------------------------------------------------
REDEMPTIONS AND EXCHANGES. If you       WHAT IS A REDEMPTION?
redeem your shares or if you exchange
your shares in the funds for shares in  A redemption is a sale by you to a
another Franklin Templeton Fund, you    fund of some or all of your shares in
will generally have a gain or loss      the fund. The price per share you
that the IRS requires you to report on  receive when you redeem fund shares
your income tax return. If you hold     may be more or less than the price at
your shares for six months or less,     which you purchased those shares. An
any loss you have will be treated as a  exchange of shares in the fund for
long-term capital loss to the extent    shares of another Franklin Templeton
of any capital gain distributions       Fund is treated as a redemption of
received by you from the fund. All or   fund shares and then a purchase of
a portion of any loss on the            shares of the other fund. When you
redemption or exchange of your shares   redeem or exchange your shares, you
will be disallowed by the IRS if you    will generally have a gain or loss,
purchase other shares in the fund       depending upon whether the amount you
within 30 days before or after your     receive for your shares is more or
redemption or exchange.                 less than your cost or other basis in
                                        the shares. Call Fund Information at
NON-U.S. INVESTORS. Ordinary dividends  1-800/DIALBEN for a free shareholder
generally will be subject to U.S.       Tax Information Handbook if you need
income tax withholding. Your home       more information in calculating the
country may also tax ordinary           gain or loss on the redemption or
dividends, capital gain distributions   exchange of your shares.
and gains arising from redemptions or
exchanges of your fund shares. Fund
shares held by the estate of a
non-U.S. investor may be subject to
U.S. estate tax. You may wish to
contact your tax advisor to determine
the U.S. and non-U.S. tax consequences
of your investment in the fund.

--------------------------------------------------------------------------------
STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the funds, and gains arising from redemptions or exchanges of your fund shares will generally be subject to state and local income tax. It is anticipated that no portion of a fund's distributions will qualify for exemption from state and local income tax as dividends paid from interest earned on direct obligations of the U.S. government. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the fund.

--------------------------------------------------------------------------------
BACKUP WITHHOLDING. When you open an    WHAT IS A BACKUP
account, IRS regulations require that   WITHHOLDING?
you provide your taxpayer
identification number ("TIN"), certify  Backup withholding occurs when the
that it is correct, and certify that    fund is required to withhold and pay
you are not subject to backup           over to the IRS 31% of your
withholding under IRS rules. If you     distributions and redemption proceeds.
fail to provide a correct TIN or the    You can avoid backup withholding by
proper tax certifications, the fund is  providing the fund with your TIN, and
required to withhold 31% of all the     by completing the tax certifications
taxable distributions (including        on your account application that you
ordinary dividends and capital gain     were asked to sign when you opened
distributions) and redemption proceeds  your account. However, if the IRS paid to you. The fund is also required  instructs the fund to begin backup
to begin backup withholding on your     withholding, it is required to do so
account if the IRS instructs the fund   even if you provided the fund with
to do so. The fund reserves the right   your TIN and these tax certifications,
not to open your account, or,           and backup withholding will remain in
alternatively, to redeem your shares    place until the fund is instructed by
at the current Net Asset Value, less    the IRS that it is no longer required.
any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the fund to begin backup withholding on your account.

--------------------------------------------------------------------------------

THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES" IN THE SAI. THE TAX TREATMENT TO YOU OF DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, FOREIGN TAXES PAID AND INCOME TAXES WITHHELD IS ALSO DISCUSSED IN A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK, WHICH YOU MAY REQUEST BY CONTACTING FUND INFORMATION AT 1-800/DIAL BEN(R).

HOW IS THE TRUST ORGANIZED?

Each fund is a no-load, diversified series of Institutional Fiduciary Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of each fund are considered Class I shares for redemption, exchange and other purposes. Additional series and classes of shares may be offered in the future.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.


As of October 2, 1998, Dai-Ichi Kangyo Bank of California owned of record and beneficially more than 25% of the outstanding shares of the Adjustable Rate Securities Fund.

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

Each fund is available for investment by institutional investors, such as corporations, banks, thrifts, credit unions, government authorities or agencies, trust companies, and other institutional entities that are prohibited by law, regulation, charter or stated policy from investing in a fund with a sales charge or a "Rule 12b-1 Plan" under the 1940 Act. To be eligible to invest in a fund you must also have, or will have after the purchase of fund shares, at least $5,000,000 (valued at the higher of cost or current value) invested in the Franklin Templeton Funds. For trust companies and bank trust departments buying shares on behalf of accounts over which they exercise exclusive investment discretion, the minimum amount is $1,000,000. We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.


To determine if you meet the minimum investment requirement, you may combine investments in the following accounts:

o all accounts registered in the name of your institution, for its own account or for accounts under exclusive investment discretion (such as trust or custodial accounts)

o all accounts with substantially identical ownership; for example, accounts of all 80% or more owned subsidiaries of a holding company.

You must notify us in writing of all accounts that you would like combined.


METHOD            STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL           1. For an initial investment, complete and sign an account application.

                  2. Return the application, if applicable, to the fund with your check, Federal Reserve draft or negotiable bank draft made payable to the fund.
------------------------------------------------------------------------------

BY WIRE           1. Call Institutional Services at 1-800/321-8563 or
                     650/312-3600 to receive a wire control number. You need a new wire control number every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.


                  2. On the same day,  wire the funds to Bank of  America,  ABA routing number 121000358, for credit to either Franklin Institutional Adjustable U.S. Government Securities Fund or Franklin Institutional Adjustable Rate Securities Fund, A/C 1493304779. Be sure to include your account number, account registration, and wire control number.




                  3. For an initial  investment,  complete an  application  and return it to the fund. For investments over $50,000, you also need to complete the Institutional Telephone Privileges Agreement.

                  IMPORTANT DEADLINES: If we receive your call before 1:00 p.m. Pacific time and the bank receives the wired funds and reports the receipt of wired funds to the fund by 3:00 p.m. Pacific time, we will credit the purchase to your account that day. If we receive your call after 1:00 p.m. or the bank receives the wire after 3:00 p.m., we will credit the purchase to your account the following business day.
------------------------------------------------------------------------------

THROUGH
YOUR DEALER       Call your investment representative
------------------------------------------------------------------------------

MORE INFORMATION ABOUT BUYING SHARES BY WIRE

Wire trades placed by the above deadlines will receive same day credit so long as funds are received as described above. To maximize efficient fund management, you should place and wire your investment as early in the day as possible. Prior business day notification of a trade may be required. Requests to begin a wire order after the cut off time for each fund will not be in proper form for that day's purchase and will receive credit on the next business day.

Many of the funds' investments, through the portfolios, must be paid for in federal funds, which are monies held by the funds' custodian bank on deposit at the Federal Reserve Bank of San Francisco and elsewhere. A fund generally cannot invest money received from you until it is converted into and is available to the fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If a fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds.


PAYMENTS TO SECURITIES DEALERS

If you buy shares through a Securities Dealer, Distributors may make a payment to the Securities Dealer out of its own resources. Please contact Institutional Services for more information.


FOR INVESTORS OUTSIDE THE U.S.

The distribution of this prospectus and the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the funds should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.

METHOD                    STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                   Send us signed written instructions
------------------------------------------------------------------------------

BY PHONE                  Call Institutional Services at 1-800/321-8563 or
                          1-650/312-3567

                          - For requests over $50,000,  you must complete an
                            Institutional Telephone Privileges Agreement. Call Institutional Services to receive a copy.
------------------------------------------------------------------------------

THROUGH YOUR DEALER       Call your investment representative
------------------------------------------------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?


You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge. For example, certain institutional investors such as government entities, certain employee benefit plans, trust companies, and bank trust departments may buy Class I shares of other Franklin Templeton Funds without a sales charge.


EXCHANGING SHARES BETWEEN FUNDS IN THE TRUST


FROM THE FUND INTO A MONEY MARKET SERIES OF THE TRUST. To avoid dilution of the money market fund, your exchange will be treated as a sale of fund shares at the Net Asset Value next calculated after we receive your exchange request in proper form before 1:00 p.m. Pacific time and a purchase of shares of the money market series on the following business day when the funds for the purchase are available and the purchase order is in proper form.


FROM A MONEY MARKET SERIES OF THE TRUST INTO THE FUND. Shares of the fund will be purchased at the Net Asset Value next calculated after we receive your exchange request in proper form before 11:15 a.m. Pacific time, with payment for the purchased shares processed on the following business day when the funds are made available from the money market fund.


RETIREMENT PLANS

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.


o  You may only exchange shares within the SAME CLASS, except as noted below.

o  The accounts must be identically registered.

o  The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request,
   (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund.


LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES


Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the fund, such as "Advisor Class" or "Class Z" shares. Because the funds do not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the funds at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the funds at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.


METHOD                        STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                       1. Send us signed written instructions

                              2. Provide a signature guarantee if required

                              3. Corporate,  partnership and trust accounts may
                                 need to send additional documents. Accounts under court jurisdiction may have other requirements.
------------------------------------------------------------------------------

BY PHONE                      1. Call Institutional Services at 1-800/321-8563

                              2. For requests over $50,000, you must complete
                                 an Institutional Telephone Privileges
                                 Agreement. Call Institutional Services to
                                 receive a copy.
------------------------------------------------------------------------------

THROUGH YOUR DEALER           Call your investment representative
------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible. Redemption proceeds may be wired to a preauthorized bank account. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. If you anticipate requesting a wire redemption over $5 million, please notify the fund on the prior business day.

By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

CONTINGENT DEFERRED SALES CHARGE


Most Franklin Templeton Funds impose a Contingent Deferred Sales Charge on certain investments if you sell all or a part of the investment within the Contingency Period. While the funds generally do not impose a Contingent Deferred Sales Charge, a fund will do so if you sell shares that were exchanged into the fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The time the shares are held in the fund does not count towards the completion of any Contingency Period.


We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUNDS?

Each fund declares dividends each day that its Net Asset Value is calculated and pays them monthly on or about the last day of the month. Shares begin earning dividends on the day we receive the trade payment. For purchases by wire, we must receive notification of the trade on the previous business day. If you purchased shares with a check, your shares will begin earning dividends on the day the check is converted into federal funds. This may take two or more days depending on the banks involved.


Capital gains, if any, may be distributed annually, usually in December.


Dividend payments are not guaranteed, are subject to the Board's discretion, and may vary with each payment. THE FUNDS DO NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN THEIR SHARES.

If you buy shares of a fund shortly before the fund deducts a capital gain distribution from its Net Asset Value, please keep in mind that you will receive a portion of the price you paid back in the form of a taxable distribution.


DIVIDEND OPTIONS


Dividends will automatically be reinvested monthly in the form of additional shares of the fund at the Net Asset Value per share at the close of business on or about the last business day of the month. You may, however, choose to receive dividends in cash. To do so, please notify the fund or Institutional Services. Certain restrictions may apply to retirement plans. If you sell all of your shares at any time during the month, you will receive your dividends with your redemption proceeds.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE


You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund.

HOW AND WHEN SHARES ARE PRICED


The funds are open for business each day the NYSE is open. We determine the Net Asset Value per share as of the close of the NYSE, normally 1:00 p.m. Pacific time. To calculate Net Asset Value per share, each fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Each fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.


WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,


o The fund's name,


o A description of the request,

o For exchanges, the name of the fund you are exchanging into,

o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)   You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)   We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association.
A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES


We will credit your shares to your fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.


TELEPHONE TRANSACTIONS


You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Institutional Services at 1-800/321-8563.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


RETIREMENT PLANS. The telephone transaction options available to retirement plans are limited to those that are provided under the plan.

REQUIRED DOCUMENTS

For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.


TYPE OF ACCOUNT         DOCUMENTS REQUIRED
------------------------------------------------------------------------------

CORPORATION             Corporate Resolution
------------------------------------------------------------------------------

PARTNERSHIP             1. The pages from the partnership agreement that
                           identify the general partners, or

                        2. A certification for a partnership agreement
------------------------------------------------------------------------------

TRUST                   1. The pages from the trust document that identify
                           the trustees, or

                        2. A certification for trust
------------------------------------------------------------------------------


KEEPING YOUR ACCOUNT OPEN

We may close your account if the value of your shares is less than $1,000,000 ($500,000 for trust companies and bank trust departments). We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the minimum amount.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

CUMULATIVE QUANTITY DISCOUNTS


You may include the cost or current value (whichever is higher) of your fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the funds will be sent every six months. Call Institutional Services if you would like an additional free copy of the funds' financial reports.


AVAILABILITY OF THESE SERVICES


The services above are available to most shareholders. If, however, your shares are held by a financial institution or in a street name account the funds may not be able to offer these services directly to you.


WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Institutional Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The funds, Distributors, and Advisers are also located at this address. You may also contact us by phone at 1-800/321-8563, Monday through Friday, from 6:00 a.m. to 5:00 p.m. Pacific time.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY

USEFUL TERMS AND DEFINITIONS

ADVISERS - Franklin Advisers, Inc., the portfolios' investment manager and the funds' administrator


BOARD - The Board of Trustees of the Trust


CD - Certificate of deposit

CLASS I AND CLASS II - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the funds are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - For Class I shares of most Franklin Templeton Funds, the 12 month period during which a Contingent Deferred Sales Charge may apply. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares of most Franklin Templeton Funds within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the funds' principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

INSTITUTIONAL SERVICES - Franklin Templeton Institutional Services Department

IRS - Internal Revenue Service

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange

RESOURCES - Franklin Resources, Inc.



SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the funds and/or Institutional Services, Distributors, or other wholly owned subsidiaries of Resources.


FGF09/98    IFT2 P 11/98


PROSPECTUS


INSTITUTIONAL FIDUCIARY TRUST
Franklin U.S. Government Agency Money Market Fund
NOVEMBER 1, 1998
INVESTMENT STRATEGY INCOME

Please read this prospectus before investing, and keep it for future reference. It contains important information, including how the fund invests and the services available to shareholders.

To learn more about the fund and its policies, you may request a copy of the fund's Statement of Additional Information ("SAI"), dated November 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. For a free copy of the SAI or a larger print version of this prospectus, contact your investment representative or call 1-800/321-8563.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.



FRANKLIN U.S.GOVERNMENT AGENCY MONEY MARKET FUND
November 1, 1998

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary..........................................
Financial Highlights.....................................
How Does the Fund Invest Its Assets?.....................
What Are the Risks of Investing in the Fund?.............
Who Manages the Fund?....................................
How Taxation Affects the Fund and Its Shareholders.......
How Is the Trust Organized?..............................

ABOUT YOUR ACCOUNT
How Do I Buy Shares?.....................................
May I Exchange Shares for Shares of Another Fund?........
How Do I Sell Shares?....................................
What Distributions Might I Receive From the Fund?........
Transaction Procedures and Special Requirements..........
Services to Help You Manage Your Account.................
What If I Have Questions About My Account?...............

GLOSSARY
Useful Terms and Definitions.............................

777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/321-8563



ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the fund. It is based on the fund's historical expenses for the fiscal year ended June 30, 1998. The fund's actual expenses may vary.

A. SHAREHOLDER TRANSACTION EXPENSES+
    Exchange Fee (per transaction)                                 None*

B. ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
    Management Fees                                                0.15%**
    Rule 12b-1 Fees                                                0.30%***
    Other Expenses                                                 0.04%
                                                                 ----------
   Total Fund Operating Expenses                                   0.49%**
                                                                 ==========

C. EXAMPLE

    Assume the fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the fund.

    1 YEAR               3 YEARS            5 YEARS             10 YEARS
    $5                   $16                $27                 $62

    THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE shown. The fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
*There is a $5.00 fee for exchanges by Market Timers.
**For the period shown, Advisers had agreed in advance to limit its management fees. With this reduction, management fees were 0.11% and total operating expenses were 0.45%.
***These fees may not exceed 0.30%.


FINANCIAL HIGHLIGHTS


This table summarizes the fund's financial history. The information has been audited by PricewaterhouseCoopers LLP, the fund's independent auditor. The audit report covering the periods shown below appears in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1998. The Annual Report to Shareholders also includes more information about the fund's performance. For a free copy, please call Institutional Services at 1-800/321-8563.


                                                                       YEAR ENDED JUNE 30,
                                                    1998         1997        1996        1995       1994*
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                  $1.00        $1.00       $1.00       $1.00      $1.00
                                                ------------------------------------------------------------
Income from investment operations-
   net investment income                              .051         .049        .051        .051       .013
Less distributions from net investment income        (.051)       (.049)      (.051)      (.051)     (.013)
                                                ------------------------------------------------------------
Net asset value, end of year                        $1.00        $1.00       $1.00       $1.00      $1.00
                                                ============================================================
Total return**                                       5.17%        5.06%       5.23%       5.22%      1.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                   $16,153       $134,362    $71,694     $34,285     $5,065
Ratios to average net assets:
  Expenses                                            .45%         .45%        .44%        .30%       .40%***
  Expenses excluding waiver and payments by affiliate .49%         .48%        .47%        .47%      1.43%***
   Net investment income                             5.07%        4.95%       5.04%       5.39%      3.32%***



*For the period February 8, 1994 (effective date) to June 30, 1994. **Total return is not annualized.
***Annualized

HOW DOES THE FUND INVEST ITS ASSETS?

WHAT IS THE FUND'S GOAL?

The investment goal of the fund is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. This goal is fundamental, which means that it may not be changed without shareholder approval. The fund also tries to maintain a stable Net Asset Value of $1 per share.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

Because the fund will limit its investments to high-quality securities, its yields will be generally lower than if the fund purchased securities with a lower rating and correspondingly greater risk.

QUALITY, MATURITY AND DIVERSIFICATION STANDARDS. The fund, like all money funds, follows SEC guidelines on the quality, maturity and diversification of its investments. These guidelines are designed to help reduce a money fund's risks so that it is more likely to keep its share price at $1.

o The fund only buys securities that Advisers determines present minimal credit risks and that are rated in one of the top two short-term rating categories or that are comparable unrated securities in Advisers' opinion.

o The fund only buys securities with remaining maturities of 397 calendar days or less and maintains a dollar-weighted average portfolio maturity of 90 days or less.

o Generally, the Portfolio may not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. government securities.

The fund invests only in U.S. government securities, which consist of marketable fixed-, floating-, and variable-rate securities issued or guaranteed by the U.S. government, its agencies, or various instrumentalities which have been established or sponsored by the U.S. government. The fund invests at least 65% of its net assets in notes, bonds, discount notes, and other short-term securities issued by U.S. government agencies or instrumentalities, such as the Federal Farm Credit System, Federal Home Loan Banks, Student Loan Marketing Association, Tennessee Valley Authority, Federal Deposit Insurance Corporation, Federal Intermediate Credit Bank, and General Services Administration ("U.S. Government Agency Securities"). Some U.S. Government Agency Securities are supported by the right of the issuer to borrow from the U.S. Treasury. Others are supported only by the credit of the instrumentality. In addition, the fund may invest in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The fund does not invest in repurchase agreements or any other type of money market instruments.

U.S. TREASURY SECURITIES. These securities are supported by the full faith and credit of the U.S. and differ only in their interest rates, maturities, and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of more than ten years. The fund's investments may bear fixed or variable rates of interest, and its share price and yield are not guaranteed by the U.S. government.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

WHAT ARE SOME OF THE FUND'S OTHER INVESTMENT STRATEGIES AND PRACTICES?

PORTFOLIO TRADING. The Portfolio may actively trade securities in its portfolio, without any limits, if Advisers believes that yields can be increased by doing so. Advisers considers current market conditions, cash requirements and its revised evaluations of a security when determining whether or not to hold securities until maturity. The yield on some securities held by the Portfolio may decline if the securities are sold before maturity.

OTHER POLICIES AND RESTRICTIONS. The fund has a number of additional investment policies and restrictions that govern its activities. Those that are identified as "fundamental" may only be changed with shareholder approval. The others may be changed by the Board alone. For a list of these restrictions and more information about the fund's investment policies, including those described above, please see "How Does the Fund Invest Its Assets?" and "Investment Restrictions" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when the fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Like all investments, an investment in the fund involves risk. The risks of the fund are basically the same as those of other investments in money market securities. The short duration and high credit quality of the securities in which the fund invests may help reduce the risks detailed below.

There is no assurance that the fund will meet its investment goal. Although the fund tries to maintain a stable share price of $1, there is no assurance that it will be able to do so.

INTEREST RATE RISK is the risk that changes in interest rates can reduce the value of a security. Generally when interest rates rise, the value of a security falls. The opposite is also true: security prices rise when interest rates fall.

INCOME RISK is the risk that the fund's income will decrease due to falling interest rates. Since the fund can only distribute what it earns, the fund's distributions to its shareholders may decline when interest rates fall.

CREDIT RISK is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value.

MARKET RISK is the risk that a security's value will be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers, prices tend to rise.


WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the fund and elects its officers. The officers are responsible for the fund's day-to-day operations.

INVESTMENT MANAGER. Advisers manages the fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. Advisers also provides certain administrative services and facilities for the fund. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $207 billion in assets Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the fund's Code of Ethics.

MANAGEMENT FEES. During the fiscal year ended June 30, 1998, management fees, before any advance waiver, totaled 0.15% of the average daily net assets of the fund. Total operating expenses, including fees paid to Advisers before any advance waiver, were 0.49%. Under an agreement by Advisers to limit its fees, the fund paid management fees totaling 0.11%. Total expenses of the fund were 0.45%. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Does the Fund Buy Securities for Its Portfolio?" in the SAI for more information.

YEAR 2000 ISSUE. Like other mutual funds, the fund could be adversely affected if the computer systems used by Advisers and other service providers do not properly process date-related information on or after January 1, 2000 ("Year 2000 Issue"). The Year 2000 Issue could affect portfolio and operational areas including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions, and others. While there can be no assurance that the fund will not be adversely affected, Advisers and its affiliated service providers are taking steps that they believe are reasonably designed to address the Year 2000 Issue, including seeking reasonable assurances from the fund's other major service providers.


THE RULE 12B-1 PLAN


The fund has a distribution plan or "Rule 12b-1 Plan" under which it may pay or reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the fund. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Under the plan, the fund may pay Distributors up to 0.30% per year of the fund's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain fund expenses. All distribution expenses over this amount will be borne by those who have incurred them.


For more information, please see "The Fund's Underwriter" in the SAI.


HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

TAXATION OF THE FUND. As a regulated investment company, the fund generally pays no federal income tax on the income and gains that it distributes to you.

DISTRIBUTIONS. Distributions from the fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The fund will send you a statement in January of each year that reflects the amount of ordinary dividends you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the following year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year.

DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

DIVIDENDS-RECEIVED DEDUCTION. It is anticipated that no portion of the fund's distributions will qualify for the corporate dividends-received deduction.

REDEMPTIONS AND EXCHANGES. Because the fund expects to maintain a $1.00 net asset value per share, you should not have any gain or loss on the redemption or exchange of fund shares.

MUNICIPAL INVESTORS. A municipality that invests the proceeds of a bond offering in the fund should be aware that some or all of the earnings distributed by the fund may need to be paid to the U.S. as a rebate of arbitrage profits. You may wish to contact your tax advisor to determine the effect, if any, of payments by the fund with respect to the arbitrage rebate requirements.

U.S. GOVERNMENT INTERESt. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. The fund will provide you with information after the end of each calendar year on the amount of such dividends that may qualify for exemption from reporting on your individual income tax returns.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the fund.

STATE TAXES. Ordinary dividends that you receive from the fund will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the fund.

BACKUP WITHHOLDING. When you open an account, IRS regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, the fund is required to withhold 31% of all taxable distributions (including ordinary dividends and capital gain distributions), and redemption proceeds paid to you. The fund is also required to begin backup withholding on your account if the IRS instructs the fund to do so. The fund reserves the right not to open your account, or, alternatively, to redeem your shares at the current Net Asset Value, less any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the fund to begin backup withholding on your account.

THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES" IN THE SAI. YOU MAY REQUEST A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK BY CONTACTING FUND INFORMATION AT 1-800/DIAL BEN.

HOW IS THE TRUST ORGANIZED?

The fund is a no-load, diversified series of Institutional Fiduciary Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the fund are considered Class I shares for redemption, exchange and other purposes. Additional series may be offered in the future.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


The fund is designed for institutional investors, such as corporations, banks, savings and loan associations, trust companies and for government entities for investment of their own capital and of monies held in accounts for which they act in a fiduciary, advisory, agency, custodial, or other similar capacity. Individuals may not buy shares of the fund. Fund shares are offered without a sales charge.

To open your account, please follow the steps below. This will help avoid any delays in processing your request.

1.    Read this prospectus carefully.

2.    Determine  how  much  you  would  like  to  invest.   The  fund's  minimum
      investments are:

      o  To open your account:   $100,000
      o  To add to your account: No minimum

      States,  counties,  cities,  and  their  instrumentalities,   departments,
      agencies and authorities may open an account in each fund with a minimum initial investment of $1,000.

      We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.

3. Carefully complete and sign an Institutional Account application. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.

4. Make your investment using the table below.


--------------------------------------------------------------------------------
METHOD                      STEPS TO FOLLOW
--------------------------------------------------------------------------------


BY MAIL                     For an initial investment:

                            Return the application to the fund with your check, Federal Reserve draft or negotiable bank draft made payable to the fund. Instruments drawn on other investment companies may not be accepted.

                           For additional investments:

                            1. Send a check or use the deposit slips included with your monthly statement.


                            2. If you send a check, please include your account number on the check.

--------------------------------------------------------------------------------

BY WIRE                     1. Call the fund at 1-800/321-8563 or 1-650/312-3600
See "Holiday Schedule"         by 11:15 a.m. Pacific time to receive that day's
under "Transaction             credit.  The fund will supply a wire control
Procedures and Special         number for the investment. You need a new wire
Requirements"                  control number every time you wire money into
                               your account. If you do not have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.

                            2. Onthe same day, wire the funds to Bank of
                               America, ABA routing number 121000358, for credit to Institutional Fiduciary Trust-Franklin U.S. Government Agency Money Market Fund, A/C 1493-3-04779. Your name and wire control number must be included.

                            3. For an initial investment you must also return
                               your signed Institutional Account application to the fund. For investments over $50,000, you also need to complete the Institutional Telephone Privileges Agreement.
--------------------------------------------------------------------------------

Many of the fund's investments must be paid for in federal funds, which are monies held by the fund's custodian bank on deposit at the Federal Reserve Bank of San Francisco and elsewhere. The fund generally cannot invest money received from you until it is converted into and is available to the fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If the fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds.

When you buy shares, if you submit a check or a draft that is returned unpaid to the fund we may impose a $10 charge against your account for each returned item.

The investment authority of certain investors may be restricted by law. If you are such an investor, you should consult your legal advisor to determine whether and to what extent shares of the fund are legal investments for you. If you are a municipal investor considering investing proceeds of bond offerings, you should consult with expert counsel to determine the effect, if any, of payments by the fund on arbitrage rebate calculations.


MORE INFORMATION ABOUT BUYING SHARES BY WIRE


If the fund receives your order in proper form before 3:00 p.m. Pacific time, we will credit the purchase to your account that day. Orders received after 3:00 p.m. will be credited the following business day.

Wire trades placed by the above deadline will receive same day credit so long as funds are received as described above. Prior business day notification of a trade may be required. Requests to begin a wire order after the cut off time will not be in proper form for that day's purchase and will receive credit on the next business day.


PAYMENTS TO SECURITIES DEALERS

If you buy shares through a Securities Dealer, Distributors may make a payment to the Securities Dealer out of its own resources. Please contact Institutional Services for more information.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.


-------------------------------------------------------------------------------
METHOD                      STEPS TO FOLLOW
-------------------------------------------------------------------------------


BY MAIL                     Send us signed written instructions

-------------------------------------------------------------------------------


BY PHONE                    Call Institutional Services at 1-800/321-8563 or
                            1-650/312-3567

                            - For requests over $50,000, you must complete an Institutional Telephone Privileges Agreement. Call Institutional Services to receive a copy.
-------------------------------------------------------------------------------
THROUGH YOUR DEALER       Call your investment representative
-------------------------------------------------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?


You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge. For example, certain institutional investors such as government entities, certain retirement plans, trust companies and bank trust departments, may buy Class I shares of other Franklin Templeton Funds without a sales charge.


HOW WE PROCESS YOUR EXCHANGE


FROM THE FUND INTO ANY OTHER SERIES OF THE TRUST. The exchange will be processed the day your request is received, prior to 11:15 a.m. Pacific time, with payment for the purchased shares processed on the following business day when the funds are made available from the fund.

FROM THE FUND INTO CLASS I SHARES OF OTHER FRANKLIN TEMPLETON FUNDS. The exchange will be effected at the respective Net Asset Value or offering price of the funds involved next computed on the day on which the request is received in proper form before 11:15 a.m. Pacific time. Requests received after 11:15 a.m. will will be effective at the next day's price.

FROM ANOTHER FUND IN THE FRANKLIN TEMPLETON FUNDS INTO THE FUND. The transaction will be processed as a liquidation from the other fund on the day the exchange is received in proper form prior to the time of valuation for that fund (as noted in that fund's prospectus) and shares of the fund will be bought on the following business day when the money for purchase is available.


RETIREMENT PLANS

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.


o    You may only exchange shares within the SAME CLASS, except as noted below.

o    The accounts must be identically registered.

o    The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request,
     (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the fund, such as "Advisor Class" or "Class Z" shares. Because the fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

--------------------------------------------------------------------------------
METHOD                      STEPS TO FOLLOW
--------------------------------------------------------------------------------


By Mail                     1. Send us signed written instructions

                            2. Provide a signature guarantee if required

                            3. Corporate, partnership and trust accounts may
                               need to send additional documents. Accounts
                               under court jurisdiction may have other
                               requirements.
--------------------------------------------------------------------------------
BY PHONE                    1. Call Institutional Services at 1-800/321-8563

See "Holiday Schedule"      2. For requests over $50,000, you must complete an
under "Transaction             Institutional Telephone Privileges Agreement.
Procedures and Special         Call Institutional Services to receive a copy.
Requirements"

                            o Telephone requests will be accepted unless:

                            - The address on your account was changed by phone
                              within the last 15 days.
--------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. If requested, redemption proceeds may also be wired directly to a commercial bank previously designated by you on an application, or in a signature guaranteed letter of instruction.

A payment may be transmitted by wire the same business day if the phone request is received before 11:15 a.m. Pacific time that day. For later requests, payments will be transmitted by wire on the following business day. If you anticipate requesting a same day wire redemption over $5 million, please notify the fund about this on the prior business day. In order to maximize efficient fund management, please request your same day wire redemption (regardless of size) as early in the day as possible. Prior business day notification of the trade may be required.


Telephone redemption orders may not be used to direct payments to another party or non-designated account. Written instructions will be required.


The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

CONTINGENT DEFERRED SALES CHARGE


Most Franklin Templeton Funds impose a Contingent Deferred Sales Charge on certain investments if you sell all or a part of the investment within the Contingency Period. While the fund generally does not impose a Contingent Deferred Sales Charge, it will do so if you sell shares that were exchanged into the fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The time the shares are held in the fund does not count towards the completion of any Contingency Period.


We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The fund declares dividends each day that its Net Asset Value is calculated and pays them to shareholders of record as of the close of business that day. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.

Dividend payments may vary from day to day and may be omitted on some days, depending on changes in the fund's net investment income. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY AMOUNT OF DIVIDENDS OR RETURN ON AN INVESTMENT IN ITS SHARES.


DIVIDEND OPTIONS


Dividends will automatically be reinvested monthly in the form of additional shares of the fund at the Net Asset Value per share at the close of business on or about the last business day of the month. You may also choose to receive dividends in cash. To do so, please notify the fund or Institutional Services. Certain restrictions may apply to retirement plans.

Since the net income of the fund is declared as a dividend each time the net income is determined, the Net Asset Value per share of the fund is expected to remain at $1 per share immediately after each such determination and dividend declaration. Any increase in the value of your investment in the fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in your account.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE


You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund.

HOW AND WHEN SHARES ARE PRICED

The fund is open for business each day that both the NYSE and the Federal Reserve Bank of San Francisco are open. We determine the Net Asset Value per share at 12:30 p.m. Pacific time. To calculate Net Asset Value per share, the fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.


HOLIDAY SCHEDULE


In order to receive same day credit for transactions, you need to transmit your request to buy, sell, or exchange shares before 11:15 a.m. Pacific time, except on holidays or the day before or after a holiday.

The fund is informed that the NYSE and/or the Federal Reserve Bank of San Francisco observe the following holidays: New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holiday schedule to be observed in the future, the Federal Reserve Bank of San Francisco or the NYSE may modify its holiday schedule at any time. On any day before or after a NYSE or Federal Reserve Bank of San Francisco holiday, or on any day when the Public Securities Association recommends an early closing, the fund reserves the right to set an earlier time for notice and receipt of wire order purchase and redemption orders submitted for same day credit or redemption. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent the fund's portfolio securities are traded in other markets on days the Federal Reserve Bank of San Francisco or the NYSE is closed, the fund's Net Asset Value may be affected when investors do not have access to the fund to buy or sell shares. Other Franklin Templeton Funds may follow different holiday closing schedules.


WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o    Your name,


o    The fund's name,


o    A description of the request,

o    For exchanges, the name of the fund you are exchanging into,

o    Your account number,

o    The dollar amount or number of shares, and

A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)  You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association.
A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES


We will credit your shares to your fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.


TELEPHONE TRANSACTIONS


You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Institutional Services at 1-800/321-8563.

When you call, we will request personal, corporate, or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


RETIREMENT PLANS. The telephone transaction options available to retirement plans are limited to those that are provided under the plan.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.



--------------------------------------------------------------------------------
TYPE OF ACCOUNT          DOCUMENTS REQUIRED
--------------------------------------------------------------------------------
CORPORATION              Corporate Resolution
--------------------------------------------------------------------------------
PARTNERSHIP              1. The pages from the partnership agreement that
                            identify the general partners, or

                         2. A certification for a partnership agreement
--------------------------------------------------------------------------------
TRUST                    1. The pages from the trust document that identify the
                            trustees, or

                         2. A certification for trust
--------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.


KEEPING YOUR ACCOUNT OPEN


Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $20,000 ($500 for states, counties, cities and their instrumentalities, departments, agencies and authorities). We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the above minimums.


SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

CUMULATIVE QUANTITY DISCOUNTS


You may include the cost or current value (whichever is higher) of your fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.


For additional information regarding these programs, please call Institutional Services at 1-800/321-8563.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:

o    obtain information about your account;

o    obtain price and performance information about any Franklin Templeton Fund;
     and


o request duplicate statementsand deposit slips for Franklin Templeton accounts.

You will need the fund's code number to use TeleFACTS(R). The fund's code number is 146.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the fund will be sent every six months. Call Institutional Services if you would like an additional free copy of the fund's financial reports.


SPECIAL SERVICES


Investor Services may charge separate fees to shareholders, to be negotiated directly with such shareholders, for providing special services in connection with their accounts, such as subaccounting, processing a large number of wires, or other special handling which a shareholder may request. Such special services to certain shareholders will not increase the expenses borne by the fund.


AVAILABILITY OF THESE SERVICES


The services above are available to most shareholders. If, however, your shares are held by a financial institution or in a street name account, the fund may not be able to offer these services directly to you.


GENERAL

Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Institutional Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The fund, Distributors and Advisers are also located at this address. You may also contact us by phone at 1-800/321-8563 Monday through Friday, from 6:00 a.m. to 5:00 p.m. Pacific time.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY

USEFUL TERMS AND DEFINITIONS


ADVISERS - Franklin Advisers, Inc., the fund's investment manager


BOARD - The Board of Trustees of the Trust


CLASS I - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - The 12 month period during which a Contingent Deferred Sales Charge may apply. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

INSTITUTIONAL SERVICES - Franklin Templeton Institutional Services Department


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information



SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


TELEFACTS(R) - Franklin Templeton's automated customer servicing system


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the fund and/or Institutional Services, Investor Services, Distributors, or other wholly owned subsidiaries of Resources.



FRANKLIN U.S. TREASURY MONEY MARKET PORTFOLIO


INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF ADDITIONAL INFORMATION


NOVEMBER 1, 1998


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777 1-800/321-8563

TABLE OF CONTENTS


How Does the Fund Invest Its Assets?.........................2
Investment Restrictions......................................3
Officers and Trustees........................................4
Investment Management
 and Other Services..........................................11
How Does the Fund Buy
 Securities for Its Portfolio?...............................13
How Do I Buy, Sell and Exchange Shares?......................14
How Are Fund Shares Valued?..................................18
Additional Information on
 Distributions and Taxes.....................................19
The Fund's Underwriter.......................................23
How Does the Fund Measure Performance?.......................25
Miscellaneous Information....................................28
Financial Statements.........................................31
Useful Terms and Definitions.................................31


--------------------------------------------------------------------------------
     When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."
-------------------------------------------------------------------------------


The fund is a no-load, diversified series of Institutional Fiduciary Trust (the "Trust"), an open-end management investment company. The Prospectus, dated November 1, 1998, which we may amend from time to time, contains the basic information you should know before investing in the fund. For a free copy, call 1-800/321-8563.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.



-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY
   OTHER AGENCY OF THE U.S. GOVERNMENT;

o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;


o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------

HOW DOES THE FUND INVEST ITS ASSETS?

WHAT IS THE FUND'S GOAL?

The investment goal of the fund is to obtain as high a level of current income (in the context of the type of investments available to the fund) as is consistent with capital preservation and liquidity. This goal is fundamental, which means that it may not be changed without shareholder approval.

The following gives more detailed information about the fund's investment policies and the types of securities that it may buy. Please read this information together with the section "How Does the Fund Invest Its Assets?" in the Prospectus.

MORE INFORMATION ABOUT THE KINDS OF SECURITIES THE FUND BUYS

The fund invests only in short-term U.S. Treasury securities. It does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the federal government or any other type of money market instrument.

WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS. When the fund is the buyer in the transaction, it will keep in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of the purchase commitments until payment is made. To the extent the fund engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for the purpose of investment leverage.



INVESTMENT RESTRICTIONS


The fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the fund. Under the 1940 Act, this means the approval of

(i) more than 50% of the outstanding  shares of the fund or
(ii) 67% or more of the shares of the fund present at a shareholder meeting if more than 50% of the outstanding shares of the fund are represented at the meeting in person or by proxy, whichever is less. The fund MAY NOT:


 1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.


 2. Make loans, except (a) through the purchase of debt securities in accordance with the investment objectives and policies of the fund, or (b) by the loan of its portfolio securities in accordance with the policies of the fund.


 3. Invest in any issuer for purposes of exercising control or management.

 4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.


 5. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale, which are not readily marketable, if, as a result, more than 10% of the total assets of the fund would be invested in such securities.


 6. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.


 7. Invest more than 25% of its assets in securities of any industry. For purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of the fund as described in its Prospectus specify otherwise.


 8. Act as underwriter of securities issued by other persons except insofar as the Trust may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

 9. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or Advisers own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

10. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

11. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" in accordance with its stated investment policies.


In addition to these fundamental policies, it is the present policy of the fund (which may be changed without the approval of shareholders) not to invest in real estate limited partnerships (investments in marketable securities issued by real estate investment trusts are not subject to this restriction) or in interests (other than publicly traded equity securities) in oil, gas, or other mineral leases, exploration or development.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

OFFICERS AND TRUSTEES


The Board has the responsibility for the overall management of the fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the fund who are responsible for administering the fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below.

                              POSITIONS AND OFFICES  PRINCIPAL OCCUPATION DURING
NAME, AGE AND ADDRESS         WITH THE TRUST         THE PAST FIVE YEARS

Frank H. Abbott, III (77)
1045 Sansome Street
San Francisco, CA 94111

Trustee

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) and Vacu-Dry Co. (food processing).

Harris J. Ashton (66)
191 Clapboard Ridge Road
Greenwich, CT 06830

Trustee

Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers).

Robert F. Carlson (70)
2120 Lambeth Way
Carmichael, CA 95608

Trustee

Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); director or trustee, as the case may be, of nine of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals, Sacramento, CA, member, Corporate Board, Blue Shield of California, and Chief Counsel, California Department of Transportation.

S. Joseph Fortunato (66)
Park Avenue at Morris County
P.O. Box 1945
Morristown, NJ 07962-1945

Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; director or trustee, as the case may be, of 51 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, General Host Corporation (nursery and craft centers).

*Charles B. Johnson (65)
777 Mariners Island Blvd.
San Mateo, CA 94404

Chairman of the Board and Trustee

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, General Host Corporation (nursery and craft centers).

*Charles E. Johnson (42)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091

President and Trustee

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 34 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (58)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Frank W.T. LaHaye (69)
20833 Stevens Creek Blvd.
Suite 102
Cupertino, CA 95014

Trustee

General  Partner,  Miller & LaHaye,  which is the General  Partner of  Peregrine
Ventures II (venture capital firm); Chairman of the Board and Director, Quarterdeck Corporation (software firm); Director, Digital Transmission Systems, Inc. (wireless communications); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, Fischer Imaging Corporation (medical imaging systems) and General Partner, Peregrine Associates, which was the General Partner of Peregrine Ventures (venture capital firm).

Gordon S. Macklin (70)
8212 Burning Tree Road
Bethesda, MD 20817

Trustee

Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River Corporation (financial services) and Hambrecht and Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

Harmon E. Burns (53)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Executive  Vice  President  and Director,  Franklin  Resources,  Inc.,  Franklin
Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan (38)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Chief Financial Officer

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; Senior Vice President and Chief Financial Officer, Franklin/Templeton Investor Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (49)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Secretary

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Vice President, Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 53 of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (59)
777 Mariners Island Blvd.
San Mateo, CA 94404

Treasurer and Principal Accounting Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 32 of the investment companies in the Franklin Templeton Group of Funds.

Thomas J. Runkel (40)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in the Franklin Templeton Group of Funds.

*This Board member is considered an "interested person" under the 1940 Act.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. As of June 1, 1998, nonaffiliated members of the Board are paid $310 per month plus $225 per meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The fees payable to nonaffiliated Board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to Board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.

                                                            NUMBER OF
                                        TOTAL FEES          BOARDS IN THE
                         TOTAL FEES     RECEIVED FROM THE   FRANKLIN TEMPLETON
                         RECEIVED FROM  FRANKLIN TEMPLETON  GROUP OF FUNDS ON
NAME                     THE TRUST*     GROUP OF FUNDS**    WHICH EACH SERVES***
-------------------------------------------------------------------------------
Frank H. Abbott, III        $4,810         $165,937                 27
Harris J. Ashton             4,626         344,642                  49
Robert Carlson               2,335           17,680                  9
S. Joseph Fortunato          4,599         361,562                  51
David W. Garbellano****        800          91,317                  N/A
Frank W.T. LaHaye            4,810         141,433                  27
Gordon S. Macklin            4,626         337,292                  49

*For the fiscal year ended June 30, 1998. During the period from July 1, 1997 through May 31, 1998, fees at the rate of $200 per month plus $200 per meeting attended were in effect.
**For the calendar year ended December 31, 1997.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 168 U.S. based funds or series.
****Deceased, September 27, 1997.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of October 2, 1998, the officers and Board members did not own of record or beneficially any shares of the fund. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

Board members historically have followed a policy of having substantial investments in one or more of the Franklin Templeton Funds, as is consistent with their individual financial goals. In February 1998, this policy was formally adopted. Each board member is required to invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds. This is required until the value of such investments equals or exceeds five times the board member's annual fees. For purposes of this policy, a board member's investments include those in the name of family members or entities controlled by the board member and, for investments made after February 27, 1998, are valued at cost. Investments that existed on February 27, 1998, were valued as of that date. There is a three year phase-in period for newly elected board members.


INVESTMENT MANAGEMENT AND OTHER SERVICES


INVESTMENT MANAGER AND SERVICES PROVIDED. Advisers is the investment manager of the fund. Advisers provides investment research and portfolio management services, including the selection of securities for the fund to buy, hold or sell and the selection of brokers through whom the fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the fund's investment activities. Advisers also provides various administrative, statistical, and other services to the fund. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the fund.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the fund. Similarly, with respect to the fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the fund's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

MANAGEMENT FEES. Under its management agreement, the fund pays Advisers a management fee (payable at the request of Advisers), equal to an annual rate of
0.25 of 1% of the fund's average daily net assets.

For the fiscal years ended June 30, 1998, 1997 and 1996, management fees, before any advance waiver, totaled $145,231, $165,739 and $393,481, respectively. Under an agreement by Advisers to limit its fees, the fund paid management fees totaling $56,218, $81,993 and $227,079, for the same periods.

MANAGEMENT AGREEMENT. The management agreement is in effect until February 28, 1999. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the fund's outstanding voting securities on 30 days' written notice to Advisers, or by Advisers on 30 days' written notice to the fund, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the securities and other assets of the fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITOR. PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105, is the fund's independent auditor. During the fiscal year ended June 30, 1998, the auditor's services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1998.

HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?

Since most purchases by the fund are principal transactions at net prices, the fund incurs little or no brokerage costs. The fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the fund's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

If purchases or sales of securities of the fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the fund.

Depending on Advisers' view of market conditions, the fund may or may not buy securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The fund may, however, sell securities before maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

During the fiscal years ended June 30, 1998, 1997 and 1996, the fund paid no brokerage commissions.

As of June 30, 1998, the fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES


The fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Banks and financial institutions that sell shares of the fund may be required by state law to register as Securities Dealers.

Once shares of the fund are purchased, they begin earning income immediately, and income dividends will start being credited to your account on the effective date of purchase and continue through the business day prior to the business day those shares are sold.

All purchases of fund shares will be credited to you, in full and fractional shares of the fund (rounded to the nearest 1/100 of a share), in an account maintained for you by the fund's transfer agent. No share certificates will be issued at any time. The offering of shares of the fund may be suspended at any time and resumed at any time thereafter.


ADDITIONAL INFORMATION ON EXCHANGING SHARES


If a substantial number of shareholders should, within a short period, sell their shares of the fund under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.


ADDITIONAL INFORMATION ON SELLING SHARES


The fund will attempt to make payment for all shares redeemed within one business day, but in no event later than seven days after receipt by the fund of the redemption request in proper form. The fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is closed for periods other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a fund not reasonably practicable; or (c) for such other periods as the SEC by order may permit for the protection of the shareholders of a fund. At various times, the fund may be requested to redeem shares for which it has not yet received proper payment. Accordingly, the fund may delay the sending of redemption proceeds until such time as it has assured itself that proper payment has been collected for the purchase of those shares.

REDEMPTIONS IN KIND. The fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash.


GENERAL INFORMATION


If dividend checks are returned to the fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All wires sent and received by the custodian bank and reported by the custodian bank to the fund prior to 3:00 p.m. Pacific time, except holidays, the day before a holiday or the day after a holiday, are normally effective on the same day, provided the fund is notified on time as provided in the Prospectus. All wire payments received or reported by the custodian bank to the fund after 3:00 p.m. will be effective on the next business day. All checks or other negotiable bank drafts will normally be effective within two business days for checks drawn on a member bank of the Federal Reserve System and longer for most other checks.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the fund must be denominated in U.S. dollars, drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin accruing until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account such as processing a large number of checks each month. Fees for special services will not increase the expenses borne by the fund.

Special procedures have been designed for banks and other institutions wishing to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is filed by listing them, or instructions may be provided to the fund at a later date. These sub-accounts may be established by the institution with registration either by name or number. The investment minimums applicable to the fund are applicable to each sub-account. The fund will provide each institution with a written confirmation for each transaction in a sub-account and arrangements may be made at no additional charge for the transmittal of duplicate confirmations to the beneficial owner of the sub-account.

The fund will provide to each institution, on a quarterly basis or more frequently if requested, a statement setting forth each sub-account's share balance, income earned for the period, income earned for the year to date, and total current market value.

HOW ARE FUND SHARES VALUED?

The valuation of the fund's portfolio securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the fund computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the fund would receive less investment income. The opposite would be true in a period of rising interest rates.

The fund's use of amortized cost, which helps the fund maintain its Net Asset Value per share of $1, is permitted by a rule adopted by the SEC. Under this rule, the fund must adhere to certain conditions. The fund must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. The fund must also invest only in those U.S. dollar-denominated securities that the Board determines present minimal credit risks and that are rated in one of the two highest rating categories by nationally recognized rating services, or if unrated are deemed comparable in quality, or are instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories.

The Board has established procedures designed to stabilize, to the extent reasonably possible, the fund's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the fund's holdings by the Board, at such intervals as it may deem appropriate, to determine if the fund's Net Asset Value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the Board. If a deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. If the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a Net Asset Value per share by using available market quotations.


ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS


DISTRIBUTIONS OF NET INVESTMENT INCOME. The fund declares dividends for each day that the fund's net asset value is calculated. These dividends will equal all of the fund's daily net income payable to shareholders of record as of the close of business the preceding day. The fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a constant net asset value per share), less the estimated expenses of the fund.

The fund receives income generally in the form of interest derived from its investments. This income, less expenses incurred in the operation of the fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by the fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.


DISTRIBUTIONS OF CAPITAL GAINS. The fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain (over any net long-term capital loss) will be taxable to you as ordinary income. Any distributions paid from net long-term capital gains realized by the fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the fund. Because the fund is a money market fund, it does not anticipate realizing any long-term capital gains, however.


CERTAIN DISTRIBUTIONS PAID IN JANUARY. Distributions which are declared in October, November or December and paid to you in January of the following year will be treated for tax purposes as if they had been received by you on December 31 of the year in which they were declared. The fund will report this income to you on your Form 1099-DIV for the year in which these distributions were declared.

MAINTENANCE OF $1.00 NET ASSET VALUE. Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the fund to distribute income or make distribution adjustments in order to maintain a $1.00 net asset value. These procedures may result in under- or over-distributions of net investment income.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. The fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year.

TAXES

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. The fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends so to qualify during the current fiscal year. The Board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such course of action to be beneficial to its shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the fund's available earnings and profits.

In order to qualify as a regulated investment company for tax purposes, the fund must meet certain specific requirements, including:

o The fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the fund's total assets, and, with respect to 50% of the fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the fund's total assets or 10% of the outstanding voting securities of the issuer;

o The fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

o The fund must distribute to its shareholders at least 90% of its investment company taxable income (i.e., net investment income plus net short-term capital gains) and net tax-exempt income for each of its fiscal years.

EXCISE TAX DISTRIBUTION REQUIREMENTS. The Code requires the fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. The fund intends to declare and pay sufficient dividends in December (or in January of the following year that are treated by you as received in December of the prior year) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

REDEMPTION OF FUND SHARES. Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. The tax law requires that you recognize a gain or loss in an amount equal to the difference between your tax basis and the amount you received in exchange for your shares, subject to the rules described below. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and will be long-term for federal income tax purposes if you have held your shares for more than one year at the time of redemption or exchange. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the fund on those shares.

All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you purchase other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase. Because the fund seeks to maintain a constant $1.00 per share net asset value, you should not expect to realize a gain or loss upon redemption of your fund shares, however.

U.S. GOVERNMENT OBLIGATIONS. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the fund will provide you with the percentage of any dividends paid that may qualify for tax-free treatment on your personal income tax return. You should consult with your own tax advisor to determine the application of your state and local laws to these distributions. Because the rules on exclusion of this income are different for corporations, corporate shareholders should consult with their corporate tax advisors about whether any of their distributions may be exempt from corporate income or franchise taxes.

MUNICIPAL INVESTORS. Municipalities may invest surplus money subject to the arbitrage rebate requirements of section 148 of the Code in the fund. Section 115(1) of the Code provides, in part, that gross income does not include income accruing to a state, territory, or any political subdivision thereof that is derived from the exercise of any essential government function. To the extent that an investment by a municipality in the fund is made in connection with such functions, the municipality will not be liable for federal income tax on income or gains derived from its investment. A municipality that invests money subject to the arbitrage rebate requirements in the fund should be aware that some or all of the earnings distributed by the fund may need to be paid to the U.S. as a rebate of arbitrage profits.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS.  Because the fund's  income is derived primarily from interest rather than dividends, no portion of its distributions will generally be eligible for the intercorporate dividends-received deduction. None of the dividends paid by the fund for the most recent fiscal year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.


THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to reimbursement under the Rule 12b-1 plan for the fund, as discussed below. Except as noted, Distributors received no other compensation from the fund for acting as underwriter.


THE RULE 12B-1 PLAN


The fund has adopted a distribution plan or "Rule 12b-1 plan" pursuant to Rule 12b-1 of the 1940 Act. Under the plan, the fund may pay up to a maximum of 0.15% per year of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of its shares.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the fund, Advisers or Distributors or other parties on behalf of the fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of the fund within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.


In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the NASD.

The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1. The plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers, or the underwriting agreement with Distributors, or by vote of a majority of the fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the fund's outstanding shares, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.


Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.


No payments have been made by the fund pursuant to the plan since the plan's inception.

HOW DOES THE FUND MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and effective yield quotations used by the fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results.


YIELD


CURRENT YIELD. Current yield shows the income per share earned by the fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The fund's current yield for the seven day period ended June 30, 1998, was 4.90%.

EFFECTIVE YIELD. The fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The fund's effective yield for the seven day period ended June 30, 1998, was 5.02%.

This figure was obtained using the following SEC formula:

                                           365/7
Effective Yield = [(Base Period Return + 1)     ]-1


OTHER PERFORMANCE QUOTATIONS


The fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS


To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

a) IBC Money Fund Report(R) - industry averages for seven-day annualized and compounded yields of taxable, tax-free, and government money funds.

b) Bank Rate Monitor - a weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

c) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed-Income Fund Performance Analysis, and Lipper Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


d) Salomon Brothers Bond Market Roundup - a weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.


e) Bond Buyer - a daily publication that reports various articles as well as indexes.


f) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services, in major expenditure groups.


Advertisements or information may also compare the fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

From time to time, advertisements or information for the fund may include a discussion of certain attributes or benefits to be derived from an investment in the fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

From time to time, advertisements may depict various ways in which investors may utilize the fund to achieve their investment goals and various developments affecting the fund, including historical developments in the securities markets. The following list reflects some of the illustrations that may appear in future advertisements:

COLLEGE COSTS - College cost estimates will be used to show how an investment in the fund can help an investor save for a child's college education. Information from the College Board may be cited.

MISCELLANEOUS - The fund may be used in shareholder newsletters as examples of how investors can meet long-term investment goals. Advertisements may indicate how Franklin Gift Certificates may be used to purchase shares of the fund.


Advertisements may indicate that as an established presence in the municipal securities industry, Franklin currently manages over $46 billion in municipal bond assets. Franklin's municipal bond experience and knowledge of municipal issuers allows us to offer investment vehicles and services tailored to the needs of government investors.

MISCELLANEOUS INFORMATION


The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 50 years and now services more than 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $207 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 117 U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.

As of October 2, 1998, the principal shareholders of the fund, beneficial or of record, were as follows:

NAME AND ADDRESS                                 SHARE AMOUNT      PERCENTAGE

Perry Baker & Co.                               6,724,677.460       28.28%
C/O The Washington Trust Company
23 Broad St.
Westerly RI 02891-1827

Bank of Louisville & Trust Co.                  1,861,890.000        7.83%
Attn. Trust Operations
500 W. Broadway
Louisville KY 40202-2210

City of Montclair                               4,747,987.490       19.96%
Redevelopment Agency
Project Area III Account
5111 Benito St
Montclair CA 91763-2808

L & W Co.                                       2,491,685,480       10.48%
North Dallas Bank  & Trust Co.
P.O. Box 679001
Dallas TX 75367-9001

Suffolk County National Bank                    1,896,356.600        7.97%
Trust & Investment Division
295 N. Sea Rd.
Southhampton NY 11968-2038

Smico & Co.                                     1,866,343.390        7.85%
P.O. Box 307
Smith Center KS 66967-0307

From time to time, the number of fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the fund's assets if you are held personally liable for obligations of the fund. The Declaration of Trust provides that the fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the fund and satisfy any judgment thereon. All such rights are limited to the assets of the fund. The Declaration of Trust further provides that the fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the fund itself is unable to meet its obligations.


Shareholders or prospective investors may utilize the Franklin/Templeton Hypothetical Illustrations Program as a useful tool in considering investments. The service, which is free of charge, enables an investor to make an actual, dollar-for-dollar performance comparison of any of the Trust's funds to any security, pool, or portfolio which the investor may currently be using. It is based on historical information. The investor simply chooses a series of the Trust to compare and provides Franklin with a starting date, a starting amount, and all subsequent purchases or withdrawals. The illustration shows the actual dollar performance of these actions in the selected series, which investors can use to compare to that of their own investment or portfolio.


In the event of disputes involving multiple claims of ownership or authority to control your account, the fund has the right (but has no obligation) to:

(a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.


Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures:


(i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer; (iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended June 30, 1998, including the auditor's report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended


ADVISERS - Franklin Advisers, Inc., the fund's investment manager


BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CODE - Internal Revenue Code of 1986, as amended


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the fund's principal underwriter


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange


PROSPECTUS - The prospectus for the fund dated November 1, 1998, which we may amend from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.



INSTITUTIONAL
FIDUCIARY TRUST
FRANKLIN INSTITUTIONAL ADJUSTABLE
 U.S. GOVERNMENT SECURITIES FUND
FRANKLIN INSTITUTIONAL ADJUSTABLE
 RATE SECURITIES FUND


STATEMENT OF
ADDITIONAL INFORMATION
NOVEMBER 1, 1998


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/321-8563

TABLE OF CONTENTS


How Do the Funds Invest Their Assets? ............................       2
Investment Restrictions ..........................................       4
Officers and Trustees ............................................       5
Investment Management
 and Other Services ..............................................      10
How Do the Portfolios Buy
 Securities for Their Portfolios? ................................      11
How Do I Buy, Sell
 and Exchange Shares? ............................................      12
How Are Fund Shares Valued? ......................................      13
Additional Information on
 Distributions and Taxes .........................................      14
The Funds' Underwriter ...........................................      16
How Do the Funds
 Measure Performance? ............................................      17
Miscellaneous Information ........................................      19
Useful Terms and Definitions .....................................      20
Appendices
 Summary of Procedures to
  Monitor Conflicts of Interest ..................................      21
 Description of Ratings ..........................................      22
  Financial Statements ...........................................      23


------------------------------------------------------------------------------
When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."
------------------------------------------------------------------------------


The Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund are no-load, diversified series of Institutional Fiduciary Trust (the "Trust"), an open-end management investment company. The Prospectus, dated November 1, 1998, which we may amend from time to time, contains the basic information you should know before investing in a fund. For a free copy, call 1-800/321-8563.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUNDS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;

o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------


HOW DO THE FUNDS INVEST THEIR ASSETS?

WHAT ARE THE FUNDS' GOALS?

The investment goal of each fund is to seek a high level of current income, consistent with lower volatility of principal. This goal is fundamental, which means that it may not be changed without shareholder approval.

The Adjustable U.S. Government Fund seeks to achieve its goal by investing all of its assets in shares of the U.S. Government Adjustable Rate Mortgage Portfolio (the "Mortgage Portfolio"). The Adjustable Rate Securities Fund seeks to achieve its goal by investing all of its assets in shares of the Adjustable Rate Securities Portfolio (the "Securities Portfolio"). Each portfolio's investment goal is the same as the Funds'.

The following gives more detailed information about the portfolios' investment policies and the types of securities that they may buy. Please read this information together with the section "How Do the Funds Invest Their Assets?" in the Prospectus.

Each fund's investment policies are substantially similar to those described below for the underlying portfolio except, in all cases, the fund may pursue its policies by investing in an open-end management investment company with the same investment goal and substantially similar policies and restrictions as the fund.

MORE INFORMATION ABOUT THE
KINDS OF SECURITIES THE PORTFOLIOS BUY


The Mortgage Portfolio invests primarily in adjustable-rate mortgage securities ("ARMS") or other securities collateralized by or representing an interest in mortgages and that have interest rates that reset at periodic intervals. The Mortgage Portfolio will only invest in mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.


The Securities Portfolio invests primarily in adjustable-rate securities collateralized by or representing an interest in mortgages, including ARMS, issued or guaranteed by private institutions or by the U.S. government, its agencies or instrumentalities, and other adjustable-rate asset-backed securities (collectively, "ARS"), which have interest rates that reset at periodic intervals. The Securities Portfolio will only invest in securities rated at least AA by S&P or Aa by Moody's, two nationally recognized statistical rating agencies. The Securities Portfolio may also invest in unrated securities if Advisers determines that they are of comparable quality to the ratings above.


The portfolios may invest without limit in obligations of the U.S. government or of corporations chartered by Congress as federal government instrumentalities. The portfolios may buy securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as those issued by the Government National Mortgage Association ("GNMA"). GNMA guarantees are backed by the full faith and credit of the U.S. Treasury. No assurances, however, can be given that the U.S. government will provide financial support to the obligations of other U.S. government agencies or instrumentalities in which the portfolios may invest. Securities issued by these agencies and instrumentalities are supported by the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury, the discretionary authority of the U.S. government to buy certain obligations of an agency or instrumentality, or the credit of the agency or instrumentality.

Several of the Franklin Templeton Funds, including the portfolios, are major buyers of government securities. Advisers will seek to negotiate attractive prices for government securities and pass on any savings from these negotiations to shareholders in the form of higher current yields.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). To the extent indicated in the Prospectus, each portfolio may invest in CMOs, and the Securities Portfolio may also invest in REMICs. CMOs and REMICs may be issued by governmental or government-related entities or by private entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers and are secured by pools of mortgages backed by residential or various types of commercial properties. Privately issued CMOs and REMICs include obligations issued by private entities that are collateralized by (a) mortgage securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal
National Mortgage Association, or GNMA, (b) pools of mortgages that are guaranteed by an agency or instrumentality of the U.S. government, or (c) pools of mortgages that are not guaranteed by an agency or instrumentality of the U.S. government and that may or may not be guaranteed by the private issuer. The Mortgage Portfolio will not invest in privately issued CMOs or REMICs.


ASSET-BACKED SECURITIES. The Securities Portfolio may invest in asset-backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. The payment rate may be affected by various economic and other factors. Therefore, the yield may be difficult to predict, and actual yield to maturity may be more or less than the anticipated yield to maturity.

The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets, how well the issuers of the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on the underlying assets to make payments, asset-backed securities may contain elements of credit support. Credit support falls into two categories: (i) liquidity protection and (ii) protection against losses from the default by an obligor on the underlying assets. Liquidity protection refers to advances, generally provided by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses from the default by an obligor enhances the likelihood of payments of the obligations on at least some of the assets in the pool. This protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of these approaches. The Securities Portfolio will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security.

Examples of credit support arising out of the structure of the transaction include "senior subordinated securities" (multiple class securities with one or more classes that are subordinate to the other classes with respect to the payment of principal and interest, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments on the securities and pay any servicing or other fees). The degree of credit support provided is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in the securities.

FLOATERS. The Securities Portfolio may invest up to 5% of its total assets in inverse floaters. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction of short-term interest rates and move at an accelerated speed. The Securities Portfolio may also invest up to 5% of its total assets in super floaters. Super floaters are instruments that float at a greater than 1 to 1 ratio with the London Interbank Offered Rate ("LIBOR") and are used as a hedge against the risk that LIBOR floaters become "capped" and can no longer float higher.


CASH AND CASH EQUIVALENTS. Each portfolio may retain its underlying assets in cash and cash equivalents, including Treasury bills, commercial paper, and short-term bank obligations such as CDs, bankers' acceptances, and repurchase agreements. Each portfolio intends, however, to retain in cash only as much of its underlying assets as is considered desirable or expedient under existing market conditions.

THE FUND'S MASTER/FEEDER STRUCTURE

The funds' structure, where each fund invests all of its assets in the underlying portfolio, is sometimes known as a "Master/Feeder" structure. By investing all of its assets in shares of the underlying portfolio, a fund, other mutual funds and institutional investors can pool their assets. This may result in asset growth and lower expenses, although there is no guarantee that this will happen.

If a fund, as a shareholder of the underlying portfolio, has to vote on a matter relating to the portfolio, it will hold a meeting of fund shareholders and will cast its votes in the same proportion as the fund's shareholders voted.

There are some risks associated with the funds' Master/Feeder structure. If other shareholders in a portfolio sell their shares, the corresponding fund's expenses may increase. Additionally, any economies of scale a fund has achieved as a result of the structure may be diminished. Institutional investors in a portfolio that have a greater pro rata ownership interest in the portfolio than the corresponding fund could also have effective voting control.

If a portfolio changes its investment goal or any of its fundamental policies and fund shareholders do not approve the same change for the corresponding fund, the fund may need to withdraw its investment from the portfolio. Likewise, if the Board considers it to be in a fund's best interest, it may withdraw the fund's investment from the underlying portfolio at any time. If either situation occurs, the Board will decide what action to take. Possible solutions might include investing all of the fund's assets in another pooled investment entity with the same investment goal and policies as the fund, or hiring an investment advisor to manage the fund's investments. Either circumstance could increase the fund's expenses.

INVESTMENT RESTRICTIONS

Each fund, except as noted, has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the fund or (ii) 67% or more of the shares of the fund present at a shareholder meeting if more than 50% of the outstanding shares of the fund are represented at the meeting in person or by proxy, whichever is less. Each fund MAY NOT:


 1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in an amount up to 20% of total asset value. The Adjustable U.S. Government Fund will not purchase additional portfolio securities (additional shares of the Mortgage Portfolio) while borrowings in excess of 5% of total assets are outstanding.

 2. Buy any securities on "margin" or sell any securities "short," except for any delayed-delivery or when-issued securities as described in the Prospectus.


 3. Lend any funds or other assets, except by the purchase of bonds, debentures, notes, or other debt securities as described in the Prospectus, and except that securities of the fund may be loaned to qualified broker-dealers or other institutional investors if at least 102% cash collateral is pledged and maintained by the borrower, provided such loans may not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the fund's total assets at the time of the most recent loan. Also, the entry into repurchase agreements is not considered a loan for purposes of this restriction.

 4. Act as underwriter of securities issued by other persons except insofar as the fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities, and except that all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objective and policies of the fund.

 5. Invest more than 5% of the value of the fund's total assets in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; except that all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objective and policies of the fund.

 6. Purchase the securities of any issuer which would result in owning more than 10% of any class of the outstanding voting securities of such issuer, except that all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objective and policies of the fund.

 7. Purchase from or sell to the officers and trustees of the Trust, or to any firm of which any officer or trustee is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; or retain securities of any issuer if, to the knowledge of the fund, one or more of its officers, trustees, or the administrator, own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

 8. Purchase any securities issued by a corporation which has not been in continuous operation for three years, but such period may include the operation of a predecessor, except that, to the extent this restriction is applicable, all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objective and policies of the fund without regard to how long it has been in operation.


 9. Acquire, lease, or hold real estate. (Does not preclude investments in securities collateralized by real estate or interests therein.)

10. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development program.


11. Invest in companies for the purpose of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objective and policies of the fund which may issue voting shares to the fund.

12. Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, except in connection with a merger, consolidation, acquisition, or reorganization; provided that all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objective and policies of the fund. To the extent permitted by exemptions which may be granted under the 1940 Act, the fund may invest in shares of one or more money market funds managed by Advisers or its affiliates.

13. Issue senior securities as defined in the 1940 Act except that this restriction will not prevent the fund from entering into repurchase agreements or making borrowings, mortgages, and pledges as permitted by restriction #1 above.

The portfolios' investment restrictions are substantially the same as the funds' investment restrictions, except as indicated below and except as necessary to reflect the policy of each fund to invest all of their assets in shares of the underlying portfolio.

The Mortgage Portfolio may not:

 1. Purchase securities of other investment companies, except to the extent permitted by the 1940 Act. To the extent permitted by exemptions which may be granted under the 1940 Act, the Mortgage Portfolio may invest in shares of one or more money market funds managed by Advisers or its affiliates.

The Securities Portfolio may not:

 1. Borrow money or mortgage or pledge any of its assets in an amount exceeding 331/3% of the value of the Portfolio's total assets (including the amount borrowed) at the time the borrowing was made.

 2. Purchase securities of other investment companies, except to the extent permitted by the 1940 Act pursuant to an exemption therefrom, granted by the SEC. To the extent permitted by exemptions which may be granted under the 1940 Act, the Securities Portfolio may invest in shares of one or more money market funds managed by Advisers or its affiliates.

If a bankruptcy or other extraordinary event occurs concerning a particular security owned by a fund, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. In this case, each fund intends to dispose of the investment as soon as practicable while maximizing the return to shareholders.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

OFFICERS AND TRUSTEES


The Board has the responsibility for the overall management of the funds, including general supervision and review of their investment activities. The
Board, in turn, elects the officers of the funds who are responsible for administering the funds' day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the funds under the 1940 Act are indicated by an asterisk (*).

                       POSITIONS AND OFFICES  PRINCIPAL OCCUPATION DURING
NAME, AGE AND ADDRESS  WITH THE TRUST         THE PAST FIVE YEARS
------------------------------------------------------------------------------

Frank H. Abbott, III (77)
1045 Sansome Street
San Francisco, CA 94111

Trustee

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) and Vacu-Dry Co. (food processing).

Harris J. Ashton (66)
191 Clapboard Ridge Road
Greenwich, CT 06830

Trustee

Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers).

Robert F. Carlson (70)
2120 Lambeth Way
Carmichael, CA 95608

Trustee

Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); director or trustee, as the case may be, of nine of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals, Sacramento, CA, member, Corporate Board, Blue Shield of California, and Chief Counsel, California Department of Transportation.

S. Joseph Fortunato (66)
Park Avenue at Morris County
P.O. Box 1945
Morristown, NJ 07962-1945

Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; director or trustee, as the case may be, of 51 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, General Host Corporation (nursery and craft centers).

*Charles B. Johnson (65)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Chairman of
the Board
and Trustee

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, General Host Corporation (nursery and craft centers).

*Charles E. Johnson (42)
 500 East Broward Blvd.
 Fort Lauderdale, FL 33394-3091

President and
Trustee

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 34 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (58)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Vice President
and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Frank W.T. LaHaye (69)
20833 Stevens Creek Blvd.
Suite 102
Cupertino, CA 95014

Trustee

General  Partner,  Miller & LaHaye,  which is the General  Partner of  Peregrine
Ventures II (venture capital firm); Chairman of the Board and Director, Quarterdeck Corporation (software firm); Director, Digital Transmission Systems, Inc. (wireless communications); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, Fischer Imaging Corporation (medical imaging systems) and General Partner, Peregrine Associates, which was the General Partner of Peregrine Ventures (venture capital firm).

Gordon S. Macklin (70)
8212 Burning Tree Road
Bethesda, MD 20817

Trustee

Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River Corporation (financial services) and Hambrecht and Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

Harmon E. Burns (53)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Executive  Vice  President  and Director,  Franklin  Resources,  Inc.,  Franklin
Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan (38)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President
and Chief
Financial Officer

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; Senior Vice President and Chief Financial Officer, Franklin/Templeton Investor Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (49)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President
and Secretary

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Vice President, Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 53 of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (59)
777 Mariners Island Blvd.
San Mateo, CA 94404

Treasurer
and Principal
Accounting Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 32 of the investment companies in the Franklin Templeton Group of Funds.

Thomas J. Runkel (40)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in the Franklin Templeton Group of Funds.

The officers and Board members of the funds are also officers and trustees of the Adjustable Rate Securities Portfolios, except that Thomas J. Runkel is not an officer or trustee of the Adjustable Rate Securities Portfolios, and the following trustee and officer of the Adjustable Rate Securities Portfolios are not officers or trustees of the Trust:

                        POSITIONS AND OFFICES
                        WITH THE ADJUSTABLE RATE  PRINCIPAL OCCUPATION DURING
NAME, AGE AND ADDRESS   SECURITIES PORTFOLIO      THE PAST FIVE YEARS
------------------------------------------------------------------------------

William J. Lippman (73)
One Parker Plaza, 16th Floor
Fort Lee, NJ 07024

Trustee

Senior Vice President, Franklin Resources, Inc. and Franklin Management, Inc.; President and Director, Franklin Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of six of the investment companies in the Franklin Templeton Group of Funds.

Edward V. McVey (61)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Senior  Vice   President  and  National  Sales   Manager,   Franklin   Templeton
Distributors, Inc.; and officer of 28 of the investment companies in the Franklin Templeton Group of Funds.

Mr. Lippmann is considered an "interested person" of the portfolios under the 1940 Act.

The tables above show the officers, Board members and the trustees of the Adjustable Rate Securities Portfolios who are affiliated with Distributors and Advisers. As of June 1, 1998, nonaffiliated members of the Board are paid $310 per month plus $225 per meeting attended. Also as of June 1, 1998, nonaffiliated trustees of Adjustable Rate Securities Portfolios are paid $160 per month plus $155 per meeting attended. As shown above, the nonaffiliated Board members and trustees of the Adjustable Rate Securities Portfolios also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The fees payable to nonaffiliated Board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to Board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to nonaffiliated Board members and trustees of the Adjustable Rate Securities Portfolios by the Trust, by the Adjustable Rate Securities Portfolios, and by other funds in the Franklin Templeton Group of Funds.


                                                           TOTAL FEES   NUMBER OF BOARDS
                                                         RECEIVED FROM   IN THE FRANKLIN
                           TOTAL FEES      TOTAL FEES     THE FRANKLIN  TEMPLETON GROUP OF
                            RECEIVED      RECEIVED FROM  TEMPLETON GROUP FUNDS ON WHICH
NAME                     FROM THE TRUST* THE PORTFOLIOS**  OF FUNDS***   EACH SERVES****
------------------------------------------------------------------------------------------

Frank H. Abbott, III...    $4,810            $992            $165,937        27
Harris J. Ashton.......     4,626             952             344,642        49
Robert Carlson.........     2,335             N/A              17,680         9
S. Joseph Fortunato....     4,599             935             361,562        51
David W. Garbellano+...       800             N/A              91,317        N/A
Frank W.T. LaHaye......     4,810             992             141,433        27
Gordon S. Macklin......     4,626             952             337,292        49

*For the fiscal year ended June 30, 1998. During the period from July 1, 1997, through May 31, 1998, fees at the rate of $200 per month plus $200 per meeting attended were in effect for the Trust.
**For the eight months ended June 30, 1998. During the period from November 1, 1997, through May 31, 1998, fees at the rate of $50 per month plus $50 per meeting attended were in effect for the Adjustable Rate Securities Portfolios. ***For the calendar year ended December 31, 1997.
****We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members and trustees of the Adjustable Rate Securities Portfolios are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 168 U.S. based funds or series.
+Deceased, September 27, 1997.

Nonaffiliated members of the Board and trustees of the Adjustable Rate Securities Portfolios are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member or trustee of the Adjustable Rate Securities Portfolios received any other compensation, including pension or retirement benefits, directly or indirectly from the funds, the Adjustable Rate Securities Portfolios, or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members and trustees of the Adjustable Rate Securities Portfolios who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of October 2, 1998, the officers and Board members did not own of record or beneficially any shares of the funds. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

INVESTMENT MANAGEMENT
AND OTHER SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR AND SERVICES PROVIDED. Advisers is the investment manager of the portfolios and is also the administrator of the funds. Advisers provides investment research and portfolio management services, including the selection of securities for the portfolios to buy, hold or sell and the selection of brokers through whom the portfolios' portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board of Trustees of the Adjustable Rate Securities Portfolios to whom Advisers renders periodic reports of the portfolios' investment activities.
Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the funds and the portfolios.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the portfolios. Similarly, with respect to the portfolios, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the portfolios or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the portfolios' Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

MANAGEMENT AND ADMINISTRATION FEES. Under its management agreement, each portfolio pays Advisers a management fee equal to an annual rate of 40/100 of 1% of average daily net assets up to and including $5 billion; 35/100 of 1% of net assets in excess of $5 billion up to and including $10 billion; 33/100 of 1% of net assets in excess of $10 billion up to and including $15 billion; and 30/100 of 1% of net assets in excess of $15 billion. The fee is computed at the close of business on the last business day of each month.

Advisers provides various administrative, statistical, and other services to the funds. Under its administration agreement, each fund pays Advisers an administration fee equal to an annual rate of 5/100 of 1% of the value of the fund's average daily net assets. The fee is computed at the close of business on the last business day of each month.

The table below shows the management fees of the portfolios, before any advance waiver, and the management fees paid by the portfolios under an agreement by Advisers to limit its fees for the eight month period ended June 30, 1998 and the fiscal years ended October 31, 1997, 1996 and 1995.

                                     MANAGEMENT FEES BEFORE        MANAGEMENT
                                         ADVANCE WAIVER             FEES PAID
------------------------------------------------------------------------------
1998
Mortgage Portfolio .............             $865,204               $481,155
Securities Portfolio ...........               61,046                 31,780

1997
Mortgage Portfolio .............           $1,487,256               $830,598
Securities Portfolio ...........               96,727                 51,453

1996
Mortgage Portfolio .............           $1,891,159             $1,090,876
Securities Portfolio ...........               89,969                 41,378

1995
Mortgage Portfolio .............           $2,456,413               $968,077
Securities Portfolio ...........              119,324                 55,384

For the fiscal years ended June 30, 1998, 1997 and 1996, the Adjustable U.S. Government Fund paid Advisers administration fees totaling $2,694, $4,327 and $7,276, respectively, and the Adjustable Rate Securities Fund paid Advisers administration fees totaling $897, $2,368 and $4,313, respectively.

MANAGEMENT AGREEMENTS. The management agreements for the portfolios are in effect until February 28, 1999. Each agreement may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board of Trustees of the Adjustable Rate Securities Portfolios or by a vote of the holders of a majority of the relevant portfolio's outstanding voting securities, and in either event by a majority vote of the trustees of the Adjustable Rate Securities Portfolios who are not parties to the management agreement or interested persons of any such party (other than as members of the Board of Trustees of the Adjustable Rate Securities Portfolios), cast in person at a meeting called for that purpose. Each management agreement may be terminated without penalty at any time by the Board of Trustees of the Adjustable Rate Securities Portfolios or by a vote of the holders of a majority of the relevant portfolio's outstanding voting securities on 60 days' written notice to Advisers, or by Advisers on 60 days' written notice to the portfolio, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the funds' shareholder servicing agent and acts as the funds' transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. Each fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Investor Services, in its capacity as the transfer agent for the portfolios, effectively acts as the funds' custodian and holds each fund's shares of the underlying portfolio on its books. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of each fund's cash, pending investment in shares of the underlying portfolio. Bank of New York also acts as custodian of the securities and other assets of the portfolios. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITOR. PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105, is the funds' independent auditor. During the fiscal year ended June 30, 1998, the auditor's services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1998.

HOW DO THE PORTFOLIOS
BUY SECURITIES FOR THEIR PORTFOLIOS?

A fund will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the underlying portfolio.

Since most purchases by the portfolios are principal transactions at net prices, the portfolios incur little or no brokerage costs. Each portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The portfolios seek to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the funds' officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the portfolios' transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when a portfolio tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of a portfolio, any portfolio securities tendered by the portfolio will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to Advisers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of a portfolio and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as a portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the portfolio.

During the eight months ended June 30, 1998, and the fiscal years ended October 31, 1997, 1996 and 1995, the portfolio paid no brokerage commissions.

As of June 30, 1998, neither the funds nor the portfolios owned securities of their regular broker-dealers.

HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The funds continuously offer their shares through Securities Dealers who have an agreement with Distributors.

Banks and financial institutions that sell shares of the funds may be required by state law to register as Securities Dealers.

When you buy shares, if you submit a check or a draft that is returned unpaid to the fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the funds' shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Franklin Templeton Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, accrued but unpaid income dividends and capital gain distributions will be reinvested in the fund at the Net Asset Value on the date of the exchange, and then the entire share balance will be exchanged into the new fund. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.

The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. Each fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash.

GENERAL INFORMATION

If dividend checks are returned to a fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the funds must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, a fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account, such as subaccounting, processing a large number of wires each month or other special handling that you may request. Fees for special services will not increase the expenses borne by the funds.

Certain   shareholder   servicing  agents  may  be  authorized  to  accept  your
transaction request.

HOW ARE FUND SHARES VALUED?

We calculate the Net Asset Value per share as of the close of the NYSE, normally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the funds are informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of each portfolio, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisers.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the Net Asset Value of a fund's shares is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of a fund's Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board of Trustees of the Adjustable Rate Securities Portfolios. With the approval of the trustees, the portfolios may use a pricing service, bank or Securities Dealer to perform any of the above described functions.


ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES

DISTRIBUTIONS


DISTRIBUTIONS OF NET INVESTMENT INCOME. A fund earns income and gains on its investment in the underlying portfolio. A portfolio, in turn, earns income generally in the form of interest, original issue, market and acquisition discount, and other income derived from its investments. This income, together with the excess of any net short-term capital gain over net long-term capital loss realized by a portfolio, less expenses incurred in the operation of a portfolio, is paid to the corresponding fund as ordinary dividend income. The ordinary dividend income received from a portfolio, less expenses incurred in the operation of the corresponding fund, constitute a fund's net investment income from which dividends may be paid to you. Any distributions by a fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS. A fund may receive capital gain distributions from the underlying portfolio, consisting of the excess of any net long-term capital gain over net short-term capital loss realized by the portfolio on the sale or disposition of its underlying portfolio securities. A fund may also derive capital gains and losses in connection with the sale of underlying portfolio shares. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions derived from the excess of net long-term capital gain over net short-term capital loss, including capital gain distributions received from a portfolio, will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the fund. Any net short-term or long-term capital gains realized by a fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on such fund.

Gains from securities sold by a fund that are held for more than one year will be taxable at a maximum rate of 20% for individual investors in the 28% or higher federal income tax brackets; or at a maximum rate of 10% for individual investors in the 15% federal income tax bracket. Gains from securities sold by a fund prior to January 1, 1998, are taxable at different rates depending on the length of time the fund held such assets.

For "qualified 5-year gains," the maximum capital gains tax rate is 18% for individuals in the 28% or higher federal income tax brackets; 8% for individuals in the 15% federal income tax bracket. For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher rates, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at the higher rates may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property.

Additional information on reporting capital gain distributions on your personal income tax returns is available in Franklin Templeton's Tax Information Handbook. Please call Fund Information at 1-800/DIAL BEN(R) to request a copy.

CERTAIN DISTRIBUTIONS PAID IN JANUARY. Distributions which are declared in October, November or December and paid to you in January of the following year will be treated for tax purposes as if they had been received by you on December 31 of the year in which they were declared. A fund will report this income to you on your Form 1099-DIV for the year in which these distributions were declared.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. A fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held fund shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the fund.

TAXES

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends so to qualify during the current fiscal year. The Board reserves the right not to maintain the qualification of a fund as a regulated investment company if it determines such course of action to be beneficial to its shareholders. In such case, a fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the fund's available earnings and profits.

In order to qualify as a regulated investment company for tax purposes, a fund must meet certain specific requirements, including:

o A fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the fund's total assets, and, with respect to 50% of the fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the fund's total assets or 10% of the outstanding voting securities of the issuer;

o A fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

o A fund must distribute to its shareholders at least 90% of its investment company taxable income (i.e., net investment income plus net short-term capital gains) and net tax-exempt income for each of its fiscal years.

EXCISE TAX DISTRIBUTION REQUIREMENTS. The Code requires each fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

REDEMPTION OF FUND SHARES. Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. The tax law requires that you recognize a gain or loss in an amount equal to the difference between your tax basis and the amount you received in exchange for your shares, subject to the rules described below. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and will be long-term for federal income tax purposes if you have held your shares for more than one year at the time of redemption or exchange. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a fund on those shares.

All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you purchase other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. GOVERNMENT OBLIGATIONS. Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. It is anticipated that no portion of a fund's distributions from income earned on its shares in the portfolio will qualify for exemption from state and local income tax as dividends paid from interest earned on direct obligations of the U.S. government. At the end of each calendar year, a fund will provide you with the percentage of any dividends paid that may qualify for tax-free treatment on your personal income tax return. You should consult with your own tax advisor to determine the application of your state and local laws to these distributions. Because the rules on exclusion of this income are different for corporations, corporate shareholders should consult with their corporate tax advisors about whether any of their distributions may be exempt from corporate income or franchise taxes.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS.  Because  a fund's  income  is derived primarily from interest rather than dividends, no portion of its distributions will generally be eligible for the intercorporate dividends-received deduction. None of the dividends paid by a fund for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

CONVERSION TRANSACTIONS. Gains realized by a fund from transactions that are deemed to be "conversion transactions" under the Code, and that would otherwise produce capital gain may be recharacterized as ordinary income to the extent that such gain does not exceed an amount defined as the "applicable imputed income amount." A conversion transaction is any transaction in which substantially all of the fund's expected return is attributable to the time value of the fund's net investment in such transaction, and any one of the following criteria are met:

1) there is an acquisition of property with a substantially contemporaneous agreement to sell the same or substantially identical property in the future;

2) the transaction is an applicable straddle;

3) the transaction was marketed or sold to the fund on the basis that it would have the economic characteristics of a loan but would be taxed as capital gain; or

4) the transaction is specified in Treasury regulations to be promulgated in the future.

The applicable imputed income amount, which represents the deemed return on the conversion transaction based upon the time value of money, is computed using a yield equal to 120 percent of the applicable federal rate, reduced by any prior recharacterizations under this provision or the provisions of Section 263(g) of the Code dealing with capitalized carrying costs.

INVESTMENTS IN ORIGINAL ISSUE DISCOUNT (OID) AND MARKET DISCOUNT (MD) BONDS. A fund's investments in zero coupon bonds, bonds issued or acquired at a discount, delayed interest bonds, or bonds that provide for payment of interest-in-kind
(PIK) may cause the fund to recognize income and make distributions to you prior to its receipt of cash payments. Zero coupon and delayed interest bonds are normally issued at a discount and are therefore generally subject to tax reporting as OID obligations. A fund is required to accrue as income a portion of the discount at which these securities were issued, and to distribute such income each year (as ordinary dividends) in order to maintain its qualification as a regulated investment company and to avoid income reporting and excise taxes at the fund level. PIK bonds are subject to similar tax rules concerning the amount, character and timing of income required to be accrued by a fund. Bonds acquired in the secondary market for a price less than their stated redemption price, or revised issue price in the case of a bond having OID, are said to have been acquired with market discount. For these bonds, a fund may elect to accrue market discount on a current basis, in which case the fund will be required to distribute any such accrued discount. If a fund does not elect to accrue market discount into income currently, gain recognized on sale will be recharacterized as ordinary income instead of capital gain to the extent of any accumulated market discount on the obligation.

DEFAULTED OBLIGATIONS. A fund may be required to accrue income on defaulted obligations and to distribute such income to you even though it is not currently receiving interest or principal payments on such obligations. In order to generate cash to satisfy these distribution requirements, a fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of fund shares.

THE FUNDS' UNDERWRITER

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of each fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

HOW DO THE FUNDS MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the funds are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees.


The average annual total return for the one- and five-year periods ended June 30, 1998, and the period from inception to June 30, 1998, was 5.78%, 4.64%, and 4.61%, respectively, for the Adjustable U.S. Government Fund and 6.51%, 5.71%, and 5.73%, respectively, for the Adjustable Rate Securities Fund. The Adjustable U.S. Government Fund and Adjustable Rate Securities Fund commenced operations on December 2, 1991, and January 3, 1992, respectively.

These figures were calculated according to the SEC formula:

                              n
                        P(1+T)  = ERV

where:

P   = a hypothetical initial payment of $1,000
T   = average annual total return
n   = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total return for the one- and five-year periods ended June 30, 1998, and the period from inception to June 30, 1998, was 5.78%, 25.43%, and 34.54%, respectively, for the Adjustable U.S. Government Fund and 6.51%, 31.99%, and 43.55%, respectively, for the Adjustable Rate Securities Fund.

YIELD

CURRENT YIELD. Current yield shows the income per share earned by the fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the Net Asset Value per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. The yield for the 30-day period ended June 30, 1998, was 5.19% for the Adjustable U.S. Government Fund and 5.45% for the Adjustable Rate Securities Fund.

These figures were obtained using the following SEC formula:

                                                  6
                              Yield = 2 [(a-b + 1)  - 1]
                                             --
                                             cd

where:

a = interest earned during the period
b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the Net Asset Value per share on the last day of the period

CURRENT DISTRIBUTION RATE

Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as short-term capital gains and is calculated over a different period of time. The current distribution rate for the 30-day period ended June 30, 1998, was 5.22% for the Adjustable U.S. Government Fund and 5.42% for the Adjustable Rate Securities Fund.

VOLATILITY

Occasionally statistics may be used to show the funds' volatility or risk. Measures of volatility or risk are generally used to compare a fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS

The funds may include in their advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS

To help you better evaluate how an investment in a fund may satisfy your investment goal, advertisements and other materials about the funds may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


a) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey, and Lipper Mutual Fund Indices - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

b) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

c) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

d) Financial publications: THE WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines provide performance statistics over specified time periods.

e) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

f) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

g) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

h) Salomon Brothers Broad Bond Index or its component indices - measures yield, price, and total return for Treasury, agency, corporate and mortgage bonds.

i) Salomon Brothers Composite High Yield Index or its component indices measures
yield,   price  and  total   return   for  the   Long-Term   High-Yield   Index,
Intermediate-Term High-Yield Index, and Long-Term Utility High-Yield Index.


j) Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate, mortgage and Yankee bonds.


k) Lehman Brothers Short 1-2 Year Government Index - total return index which includes fixed rate debt securities issued by the U.S. government rated investment grade or higher by Moody's, S&P, or Fitch with one- to two-year maturity range.

l) Other taxable investments, including CDs, money market deposit accounts, checking accounts, savings accounts, money market mutual funds, and repurchase agreements.

m) Standard & Poor's Bond Indices - measure yield and price of corporate, municipal, and government bonds.


n) IBC/Donoghue's Money Fund Report(R) - industry averages for seven-day annualized and compounded yields of taxable, tax-free and government money funds.

o) Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

p) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk adjusted performance of a fund over specified time periods relative to other funds within its category.

From time to time, advertisements or information for a fund may include a discussion of certain attributes or benefits to be derived from an investment in the fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare a fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in a fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of each portfolio's fixed-income investments, as well as the value of its and the fund's shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of each portfolio's and thus each fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in a fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the funds' portfolios, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the funds to calculate their figures. In addition, there can be no assurance that the funds will continue their performance as compared to these other averages.


From time to time, the Adjustable U.S. Government Fund may advertise offers for the general public to attend free seminars where a guest speaker will discuss the benefits of investing in Franklin's professionally managed portfolio of U.S. government securities.


In addition, in promoting the sale of fund shares, advertisements or information for the funds may also include quotes from Benjamin Franklin, especially Poor Richard's Almanac.

MISCELLANEOUS INFORMATION

Each fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 50 years and now services more than 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $207 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 117 U.S. based open-end investment companies to the public. Each fund may identify itself by its NASDAQ symbol or CUSIP number.

As of October 2, 1998, the principal shareholders of the funds, beneficial or of record, were as follows:

                                              SHARE
NAME AND ADDRESS                             AMOUNT          PERCENTAGE
------------------------------------------------------------------------------

ADJUSTABLE U.S.
GOVERNMENT FUND
Centco For Western                         17,570.058           5.2%
Quality Concrete
FBO Employer Match 401K
P.O. Box 1488
Provo, UT 84603-1488

                                              SHARE
NAME AND ADDRESS                             AMOUNT          PERCENTAGE

Key Trust Company                          26,526.070           7.8%
 of the West Trste
FBO Laurel W. Murphy
#30103000130180
Attn: Mutual Funds
P.O. Box 94871
Cleveland, OH 44101-4871

ISTCO A Partnership                        50,750.900          14.9%
c/o Magna Trust Co.
222 E. Main St.
P.O. Box 523
Belleville, IL 62222-0523

Bank of Stockton                          114,265.804          33.6%
 Trust Department
P.O. Box 1110
Stockton, CA 95201-1110


ADJUSTABLE RATE
SECURITIES FUND
WEBAT & Co.                                19,095.900          19.7%
107 Post Rd. E.
P.O. Box 5177
Westport, CT 06881-5177

WEBAT & Co.                                12,998.270          13.4%
107 Post Rd. E.
P.O. Box 5177
Westport, CT 06881-5177

Dai-Ichi Kangyo                            65,061.016          67.0%
 Bank of CA Ttee
 for the Employees
 Retirement Plan of the
 Dai-Ichi Kangyo Bank Ltd.
c/o BAC/Plan Member Services
1200 5th Ave., Ste. 600
Seattle, WA 98101-1188

From time to time, the number of fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The funds' Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the funds. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a fund's assets if you are held personally liable for obligations of the fund. The Declaration of Trust provides that a fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the fund and satisfy any judgment thereon. All such rights are limited to the assets of the fund. The Declaration of Trust further provides that the funds may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the funds, their shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of a fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the fund itself is unable to meet its obligations.

In the event of disputes involving multiple claims of ownership or authority to control your account, each fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer; (iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended


ADVISERS - Franklin Advisers, Inc., the portfolios' investment manager and the funds' administrator


BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CODE - Internal Revenue Code of 1986, as amended


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the funds' principal underwriter

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the funds' shareholder servicing and transfer agent


IRS - Internal Revenue Service


MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange


PROSPECTUS - The prospectus for the funds dated November 1, 1998, which we may amend from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

WE/OUR/US - Unless a different meaning is indicated by the context,  these terms
refer  to  the  funds  and/or   Institutional   Services,   Investor   Services,
Distributors, or other wholly owned subsidiaries of Resources.


APPENDICES

SUMMARY OF PROCEDURES
TO MONITOR CONFLICTS OF INTEREST


The Board of Trustees of the Adjustable Rate Securities Portfolios, on behalf of its series ("master funds"), and the Board of the funds ("feeder funds"), both of which, except in the case of one trustee, are composed of the same individuals, recognize that there is the potential for certain conflicts of interest to arise between the master fund and the feeder fund in this format. These potential conflicts of interest could include, among others: the creation of additional feeder funds with different fee structures; the creation of additional feeder funds that could have controlling voting interests in any pass-through voting which could affect investment and other policies; a proposal to increase fees at the master fund level; and any consideration of changes in fundamental policies at the master fund level that may or may not be acceptable to a particular feeder fund.

In recognition of the potential for conflicts of interest to develop, the Board of Trustees of the Adjustable Rate Securities Portfolios and the Board of the funds have adopted certain procedures under which i) management of the master fund and the feeder fund will, on a yearly basis, report to each board, including the independent members of each board, on the operation of the master/feeder fund structure; ii) the independent members of each board will have ongoing responsibility for reviewing all proposals at the master fund level to determine whether any proposal presents a potential for a conflict of interest and to the extent any other potential conflicts arise before the normal annual review, they will act promptly to review the potential conflict; iii) if the independent members of each board determine that a situation or proposal presents a potential conflict, they will request a written analysis from the master fund management describing whether the apparent potential conflict of interest will impede the operation of the constituent feeder fund and the interests of the feeder fund's shareholders; and iv) upon receipt of the analysis, the independent members of each board shall review the analysis and present their conclusion to the full boards.

If no actual conflict is deemed to exist, the independent board members will recommend that no further action be taken. If the analysis is inconclusive, they may submit the matter to and be guided by the opinion of independent legal counsel issued in a written opinion. If a conflict is deemed to exist, they may recommend one or more of the following actions: i) suggest a course of action designed to eliminate the potential conflict of interest; ii) if appropriate, request that the full boards submit the potential conflict to shareholders for resolution; iii) recommend to the full boards that the affected feeder fund no longer invest in its designated master fund and propose either a search for a new master fund in which to invest the feeder fund's assets or the hiring of an investment manager to manage the feeder fund's assets in accordance with its investment goals and policies; iv) recommend to the full boards that a new board be recommended to shareholders for approval; or v) recommend such other action as may be considered appropriate.


DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.


A - Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.


Baa - Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.


AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.


A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.


COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.


A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.


A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended June 30, 1998, including the auditor's report and the unaudited financial statements of the Adjustable Rate Securities Portfolios for the period ended June 30, 1998, are incorporated herein by reference. Following are the audited financial statements for the portfolios for the fiscal year ended October 31, 1997, including the auditor's report.

ADJUSTABLE RATE SECURITIES PORTFOLIOS
Financial Highlights

U.S. Government Adjustable Rate Mortgage Portfolio




                                                                           Year ended October 31,
                                                  ----------------------------------------------------------
                                                        1997       1996       1995       1994      19931
                                                  ----------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............           $9.37      $9.33      $9.19      $9.82     $9.91
                                                  ----------------------------------------------------------
Income from investment operations:
 Net investment income ........................             .593       .589       .572       .415      .313
 Net realized and unrealized gain (loss) ......             .110       .040       .140      (.630)    (.090)
                                                  ----------------------------------------------------------
Total from investment operations ..............             .703       .629       .712      (.215)     .223
Less distributions from net investment income .            (.593)     (.589)     (.572)     (.415)    (.313)
                                                  ----------------------------------------------------------
Net asset value, end of year ..................           $9.48      $9.37      $9.33      $9.19     $9.82
                                                  ==========================================================
Total return* .................................            7.74%      6.95%      7.99%     (2.22)%    2.28%

Ratios/supplemental data
Net assets, end of year (000's) ...............         $342,541   $406,431   $522,802   $747,471 $2,130,229
Ratio of average net assets:
 Expenses .....................................             .25%       .25%       .18%       .02%      .27%**
 Expenses excluding waiver and payments by affiliate        .43%       .42%       .43%       .42%      .41%**
 Net investment income .......................             6.31%      6.31%      6.17%      4.01%     4.15%**
Portfolio turnover rate .......................           20.84%     24.63%     20.16%     56.43%    76.55%

1For the nine months ended October 31, 1993
*Total return is not annualized
**Annualized



ADJUSTABLE RATE SECURITIES PORTFOLIOS
Statement of Investments, October 31, 1997
                                                                                    PRINCIPAL
 U.S. Government Adjustable Rate Mortgage Portfolio                                  AMOUNT        VALUE
 Adjustable Rate Mortgage Securities 97.2%
 Federal Home Loan Mortgage Corp. (FHLMC) 19.8%
 FHLMC, Cap 11.253%, Margin 1.75% + CMT, Resets Annually, 7.625%, 11/01/16 ..... $ 4,718,503  $ 4,969,670
 FHLMC, Cap 12.723%, Margin 2.189% + CMT, Resets Annually, 7.853%, 4/01/19 .....   2,117,740    2,225,491
 FHLMC, Cap 12.744%, Margin 2.00% + CMT, Resets Annually, 7.685%, 7/01/18 ......   4,267,699    4,428,848
 FHLMC, Cap 12.806%, Margin 2.23% + CMT, Resets Annually, 7.847%, 4/01/18 ......   6,712,722    7,098,301
 FHLMC, Cap 13.006%, Margin 2.00% + CMT, Resets Annually, 7.654%, 9/01/19 ......   5,388,451    5,675,171
 FHLMC, Cap 13.156%, Margin 1.915% + CMT, Resets Annually, 7.644%, 12/01/16 ....   2,637,333    2,776,901
 FHLMC, Cap 13.246%, Margin 2.175% + CMT, Resets Annually, 7.831%, 10/01/18 ....   2,528,652    2,664,694
 FHLMC, Cap 13.292%, Margin 2.115% + CMT, Resets Annually, 7.762%, 3/01/19 .....   2,164,913    2,281,234
 FHLMC, Cap 13.366%, Margin 2.102% + CMT, Resets Annually, 7.62%, 3/01/18 ......   4,072,207    4,288,319
 FHLMC, Cap 13.37%, Margin 2.04% + CMT, Resets Annually, 7.665%, 4/01/19 .......   8,453,614    8,881,030
 FHLMC, Cap 13.65%, Margin 2.249% + CMT, Resets Annually, 7.994%, 7/01/20 ......   6,081,007    6,401,842
 FHLMC, Cap 13.793%, Margin 2.214% + CMT, Resets Annually, 7.944%, 11/01/19 ....   2,733,821    2,875,488
 FHLMC, Cap 13.879%, Margin 2.089% + CMT, Resets Annually, 7.746%, 4/01/18 .....   7,879,212    8,285,070
 FHLMC, Cap 14.307%, Margin 1.957% + 3CMT, Resets Every 3 Years, 8.751%, 12/01/21  1,847,307    1,940,153
 FHLMC, Cap 14.90%, Margin 2.546% + CMT, Resets Annually, 8.096%, 2/01/19 ......   2,959,606    3,174,947
                                                                                             -------------
 Total Federal Home Loan Mortgage Corp. (Cost $66,725,193) .....................               67,967,159
                                                                                             -------------
 Federal National Mortgage Association (FNMA) 68.0%
 FNMA, Cap 12.00%, Margin 1.25% + COFI, Resets Monthly, 6.112%, 11/01/35 .......   9,394,906    9,401,953
 FNMA, Cap 12.605%, Margin 2.536% + 6 Month DR,
 Resets Semi-Annually, 7.673%, 11/01/18 ...................................        2,264,248    2,363,898
 FNMA, Cap 12.637%, Margin 2.00% + NCI, Resets Annually, 6.913%, 11/01/17 ......  15,260,761   15,507,986
 FNMA, Cap 12.64%, Margin 2.00% + CMT, Resets Annually, 7.686%, 3/01/19 ........   3,993,972    4,179,732
 FNMA, Cap 12.66%, Margin 1.75% + 6 Month DR,
 Resets Semi-Annually, 6.929%, 1/01/19 .........................................  10,589,417   10,916,418
 FNMA, Cap 12.662%, Margin 1.25% + COFI, Resets Monthly, 6.888%, 1/01/19 .......   2,967,682    2,985,132
 FNMA, Cap 12.705%, Margin 1.25% + COFI, Resets Monthly, 6.103%, 9/01/18 .......  11,214,476   11,133,284
 FNMA, Cap 12.787%, Margin 1.25% + COFI, Resets Monthly, 7.477%, 1/01/19 .......   2,903,508    2,992,297
 FNMA, Cap 12.788%, Margin 2.11% + CMT, Resets Annually, 7.821%, 11/01/20 ......   3,739,582    3,952,066
 FNMA, Cap 12.804%, Margin 1.75% + CMT, Resets Annually, 7.426%, 5/01/19 .......   4,860,978    5,107,430
 FNMA, Cap 12.84%, Margin 2.762% + 6 Month DR, Resets Semi-Annually,
  7.85%, 6/01/17................................................................   3,007,607    3,163,462
 FNMA, Cap 12.85%, Margin 2.078% + 5CMT, Resets Every 5 Years, 8.257%, 10/01/17    4,798,997    4,983,183
 FNMA, Cap 12.89%, Margin 2.125% + 6 Month DR,
   Resets Semi-Annually, 7.280%, 7/01/17........................................   6,765,613    7,063,369
 FNMA, Cap 12.938%, Margin 1.25% + COFI, Resets Monthly, 6.103%, 2/01/19 .......   7,059,067    7,005,771
 FNMA, Cap 12.993%, Margin 2.092% + CMT, Resets Annually, 7.745%, 12/01/19 .....   3,268,174    3,456,454
 FNMA, Cap 13.005%, Margin 1.97% + 3CMT, Resets Every 3 Years, 8.167%, 11/01/17    4,936,608    5,146,167
 FNMA, Cap 13.01%, Margin 2.10% + CMT, Resets Annually, 7.733%, 6/01/19 ........   4,872,351    5,152,804
 FNMA, Cap 13.03%, Margin 1.25% + COFI, Resets Monthly, 6.917%, 2/01/20 ........   8,468,598    8,518,393
 FNMA, Cap 13.03%, Margin 1.75% + 6 Month TB, Resets Semi-Annually,
 7.158%, 12/01/20 ..............................................................   5,205,039    5,372,278
 FNMA, Cap 13.063%, Margin 2.175% + CMT, Resets Annually, 7.749%, 4/01/19 ......   5,414,705    5,729,138
 FNMA, Cap 13.083%, Margin 2.005% + CMT, Resets Annually, 7.635%, 6/01/19 ......   4,708,480    4,977,241
 FNMA, Cap 13.147%, Margin 1.895% + CMT, Resets Annually, 7.584%, 4/01/19 ......   4,364,388    4,612,504
 FNMA, Cap 13.202%, Margin 2.478% + 6 Month DR,
 Resets Semi-Annually, 7.683%, 11/01/26 ........................................   2,536,223    2,672,418
 FNMA, Cap 13.249%, Margin 2.00% + CMT, Resets Annually, 7.636%, 6/01/19           2,893,430    3,025,284
 FNMA, Cap 13.281%, Margin 2.00% + CMT, Resets Annually, 7.637%, 10/01/19 ......   7,435,748    7,860,181
 FNMA, Cap 13.32%, Margin 1.25% + COFI, Resets Monthly, 7.434%, 4/01/03 ........   6,372,700    6,460,007
 FNMA, Cap 13.452%, Margin 2.148% + CMT, Resets Annually, 7.84%, 9/01/22 .......  11,322,763   11,927,173
 FNMA, Cap 13.457%, Margin 1.903% + CMT, Resets Annually, 7.601%, 6/01/18 ......   5,587,954    5,905,686
 FNMA, Cap 13.662%, Margin 2.177% + CMT, Resets Annually, 7.86%, 3/01/21 .......   4,946,037    5,233,996
 FNMA, Cap 13.791%, Margin 2.143% + CMT, Resets Annually, 7.916%, 12/01/20       $ 7,701,866 $  8,153,889
 FNMA, Cap 13.797%, Margin 2.20% + CMT, Resets Annually, 7.747%, 3/01/19 .......   2,392,531    2,517,278
 FNMA, Cap 13.80%, Margin 0.94% + 6 Month DR, Resets Semi-Annually, 6.794%, 7/01/245,287,705    5,287,441
 FNMA, Cap 13.887%, Margin 2.25% + CMT, Resets Annually, 7.775%, 2/01/19 .......   3,659,439    3,855,915
 FNMA, Cap 13.896%, Margin 2.25% + CMT, Resets Annually, 7.989%, 12/01/18          2,866,026    3,034,148
 FNMA, Cap 14.069%, Margin 2.089% + CMT, Resets Annually, 7.755%, 1/01/19 ......   6,096,910    6,448,397
 FNMA, Cap 14.142%, Margin 2.118% + CMT, Resets Annually, 7.77%, 3/01/21 .......   1,906,283    2,005,067
 FNMA, Cap 14.354%, Margin 2.07% + 5CMT, Resets Every 5 Years, 8.168%, 5/01/21 .   9,771,483   10,140,454
 FNMA, Cap 14.42%, Margin 2.099% + CMT, Resets Annually, 7.799%, 3/01/20 .......   3,044,716    3,221,492
 FNMA, Cap 14.887%, Margin 1.72% + CMT, Resets Annually, 7.421%, 1/01/16 .......   7,983,277    8,267,243
 FNMA, Cap 14.952%, Margin 2.523% + CMT, Resets Annually, 8.356%, 5/01/19 ......   2,885,536    3,098,172
                                                                                             -------------
 Total Federal National Mortgage Association (Cost $231,376,068) ...............              232,835,201
                                                                                             -------------
Government National Mortgage Association (GNMA) 9.4%
GNMA, Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 7.00%, 1/20/24              6,821,605    7,014,589
dGNMA, Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 5.50%, 12/01/27 ........   9,000,000    8,980,313
dGNMA, Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 6.00%, 12/01/27 ........  10,000,000   10,078,125
 GNMA, Cap 11.00%, Margin 2.50% + CMT, Resets Annually, 7.00%, 7/20/25 .........   5,959,124    6,249,333
                                                                                             -------------
 Total Government National Mortgage Association (Cost $31,957,224) .............               32,322,360
                                                                                             -------------
bRepurchase Agreements 8.0%
 Joint Repurchase Agreement, 5.671%, 11/03/97, (Maturity Value $27,393,124)
(Cost $27,380,185) .............................................................  27,380,185   27,380,185
                                                                                             -------------
  Aubrey G. Lanston & Co., Inc.
  B.A. Securities, Inc.
  Barclays de Zoete Wedd Securities, Inc.
  Bear, Stearns & Co., Inc.
  Donaldson, Lufkin & Jenrette Securities Corp.
  Dresdner Kleinwort Benson North America, L.L.C.
  Fuji Securities, Inc.
  Lehman Brothers, Inc.
  Sanwa Securities (USA) Co., L.P.
  SBC Warburg, Inc.
  UBS Securities, L.L.C.
   Collateralized by U.S. Treasury Bills and Notes
 Total Investments (Cost $357,438,670) 105.2% ..................................              360,504,905
 Other Assets, less Liabilities (5.2%) .........................................              (17,963,815)
                                                                                             -------------
 Net Assets 100.0% .............................................................             $342,541,090
                                                                                             =============

PORTFOLIO ABBREVIATIONS:
3CMT  - 3 Year Constant Maturity Treasury Index
5CMT  - 5 Year Constant Maturity Treasury Index
CMT   - 1 Year Constant Maturity Treasury Index
COFI  - Eleventh District Cost of Funds Index
DR    - Discount Rate
NCI   - National Median Cost of Funds Index
TB    - Treasury Bill Rate

bInvestment is through participation in a joint account with other funds managed by the investment advisor. At October 31, 1997, all repurchase agreements held by the Portfolio had been entered into on that date.
dSufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

ADJUSTABLE RATE SECURITIES PORTFOLIOS
Financial Highlights

Adjustable Rate Securities Portfolio
                                                                           Year ended October 31,
                                                       ----------------------------------------------------
                                                        1997       1996       1995       1994      19931
                                                       ----------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............           $9.86      $9.81      $9.69     $10.03    $10.02
                                                       ----------------------------------------------------
Income from investment operations:
 Net investment income ........................             .616       .607       .625       .469      .368
 Net realized and unrealized gain (loss) ......             .090       .050       .120      (.340)     .010
                                                       ----------------------------------------------------
Total from investment operations ..............             .706       .657       .745       .129      .378
Less distributions from net investment income .            (.616)     (.607)     (.625)     (.469)    (.368)
                                                       ----------------------------------------------------
Net asset value, end of year ..................           $9.95      $9.86      $9.81      $9.69    $10.03
                                                       ====================================================
Total return* .................................            7.38%      6.91%      7.94%      1.32%     3.83%

Ratios/supplemental data
Net assets, end of period (000's) .............          $22,540    $20,534    $27,079    $41,619  $124,309
Ratio of average net assets:
 Expenses .....................................             .25%       .25%       .25%       .25%      .11%**
 Expenses excluding waiver and payments by affiliate        .44%       .47%       .47%       .43%      .47%**
 Net investment income ........................            6.20%      6.19%      6.36%      4.55%     4.76%**
Portfolio turnover rate .......................          138.32%     46.78%     50.29%    192.06%   158.70%

1For the nine months ended October 31, 1993.
*Total return is not annualized
**Annualized

ADJUSTABLE RATE SECURITIES PORTFOLIOS
Statement of Investments, October 31, 1997




                                                                                     PRINCIPAL
 Adjustable Rate Securities Portfolio                                                 AMOUNT       VALUE
 Adjustable Rate Mortgage Securities 80.1%
 FNMA, Cap 12.65%, Margin 1.75% + NCI, Resets Monthly, 6.625%, 10/01/28 ..........  $ 837,463   $ 842,388
 FNMA, Cap 13.86%, Margin 1.84% + CMT, Resets Annually, 7.490%, 8/01/16 ..........    375,448     394,318
 FNMA, Cap 14.68%, Margin 2.125% + 3CMT, Resets Every 3 Years, 8.627%, 8/01/22 ...  1,844,163   1,959,885
dGNMA, Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 5.50%, 12/01/27 ..........  1,000,000     997,813
 Homeowners Federal Savings, Cap 13.00%, Margin 1.75% + CMT,
 Resets Annually, 7.407%, 1/25/18 ................................................    887,457     902,710
 PHMS, Cap 11.67%, Margin 2.67% + CMT, Resets Annually, 8.359%, 7/25/22 ..........  1,152,236   1,177,442
 PHMS, Cap 12.02%, Margin 2.55% + CMT, Resets Annually, 8.144%, 4/25/22 ..........    598,746     602,676
 RFC, Cap 10.00%, Margin 0.85% + COFI, Resets Monthly, 5.713%, 2/25/22 ...........    846,607     844,169
 RFC, Cap 11.46%, Margin 2.25% + CMT, Resets Annually, 7.705%, 11/25/22 ..........  1,184,262   1,225,982
 RTC, Cap 12.39%, Margin 1.61% + 6 Month DR, Resets Semi-Annually, 6.868%, 1/25/25  1,166,767   1,166,767
 RTC, Cap 13.82%, Margin 0.92% + 3CMT, Resets Every 3 Years, 7.099%, 4/25/22 .....  1,235,919   1,239,009
 RTC, Cap 14.69%, Margin 1.55% + 3CMT, Resets Every 3 Years, 7.582%, 6/25/22 .....  1,483,767   1,438,790
 RTC, Cap 16.48%, Margin NACR - 0.15%, Resets Annually, 7.549%, 7/25/20 ..........  1,059,548   1,064,846
 Salomon Brothers Mortgage Securities, Cap 14.00%, Margin 0.96% + NACR,
 Resets Annually, 8.121%, 10/25/16 ...............................................  1,408,400   1,407,961
 Saxon Mortgage Securities Corp., Cap 10.78%, Margin 2.78% + 6 Month LIBOR,
 Resets Semi-Annually, 8.683%,  5/25/24 ..........................................    517,538     536,725
 Saxon Mortgage Securities Corp., Cap 11.68%, Margin 2.13% + 6 Month LIBOR,
 Resets Semi-Annually, 8.128%,  2/25/23 ..........................................  1,138,876   1,141,723
 Travelers Mortgage Services, Inc., Cap 13.95%, Margin 2.25% + CMT,
 Resets Annually, 7.902%, 12/25/18 ...............................................    757,017     758,674
 Western Federal Savings and Loan Association, Cap 13.00%,
 Margin 1.80% + COFI, Resets Monthly, 6.664%,  3/25/19 ...........................    335,058     342,938
                                                                                             -------------
 Total Adjustable Rate Mortgage Securities (Cost $18,203,747) ....................             18,044,816
                                                                                             -------------
 Fixed Rate Mortgage Securities 4.1%
 Countrywide Mortgage-Backed Securities, Inc., Series 1994-I,
 Class A8, 6.25%, 7/25/09 (Cost $917,871) ........................................    943,825     931,160
                                                                                             -------------
 Other Adjustable Rate Securities 4.3%
 SBA, Cap 12.625%, Margin -0.125% + Prime, Resets Quarterly,
 8.375%, 8/25/20 (Cost $975,901) .................................................    905,183     971,941
                                                                                             -------------
 U.S. Government Securities 8.9%
 U.S. Treasury Notes, 5.75%, 9/30/99 (Cost $1,998,945) ...........................  2,000,000   2,005,002
                                                                                             -------------
bRepurchase Agreements 6.9%
 Joint Repurchase Agreement, 5.671%, 11/03/97, (Maturity Value $1,547,322)
(Cost $1,546,591) ................................................................ 1,546,591    1,546,591
                                                                                             -------------
  Aubrey G. Lanston & Co., Inc.
  B.A. Securities, Inc.
  Barclays de Zoete Wedd Securities, Inc.
  Bear, Stearns & Co., Inc.
  Donaldson, Lufkin & Jenrette Securities Corp.
  Dresdner Kleinwort Benson North America, L.L.C.
  Fuji Securities, Inc.
  Lehman Brothers, Inc.
  Sanwa Securities (USA) Co., L.P.
  SBC Warburg, Inc.
  UBS Securities, L.L.C.
   Collateralized by U.S. Treasury Bills and Notes
 Total Investments (Cost $23,643,055) 104.3% .....................................             23,499,510
 Other Assets, less Liabilities (4.3%) ...........................................               (959,648)
                                                                                             -------------
 Net Assets 100.0% ...............................................................            $22,539,862
                                                                                             =============

PORTFOLIO ABBREVIATIONS
3CMT  - 3 Year Constant Maturity Treasury Index
CMT   - 1 Year Constant Maturity Treasury Index
COFI  - Eleventh District Cost of Funds Index
DR    - Discount Rate
FNMA  - Federal National Mortgage Association
GNMA  - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
NACR  - National Average Contract Rate
NCI   - National Median Cost of Funds Index
PHMS  - Prudential Home Mortgage Securities
RFC   - Residential Finance Corp.
RTC   - Resolution Trust Corp.
SBA   - Small Business Administration

bInvestment is through participation in a joint account with other funds managed by the investment advisor. At October 31, 1997, all repurchase agreements held by the Portfolio had been entered into on that date.
dSufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

ADJUSTABLE RATE SECURITIES PORTFOLIOS
Financial Statements

Statements of Assets and Liabilities
October 31, 1997


                                                                            U.S. Government
                                                                            Adjustable Rate   Adjustable Rate
                                                                          Mortgage Portfolio Securities Portfolio
                                                                         ---------------------------------------
Assets:
Investments in securities:
 Cost ...................................................................    $357,438,670     $23,643,055
                                                                         ======================================
 Value ..................................................................     360,504,905      23,499,510
Cash ....................................................................              --           7,274
Receivables:
 Investment securities sold .............................................         821,558           1,105
 Interest ...............................................................       2,373,126         135,508
                                                                         ---------------------------------------
      Total assets ......................................................     363,699,589      23,643,397
                                                                         ---------------------------------------
Liabilities:
Payables:
 Investment securities purchased ........................................      19,129,729         999,924
 Capital shares redeemed ................................................       1,946,394          93,797
 Affiliates .............................................................          68,239           4,009
Other liabilities .......................................................          14,137           5,805
                                                                         ---------------------------------------
      Total liabilities .................................................      21,158,499       1,103,535
                                                                         ---------------------------------------
       Net assets, at value .............................................    $342,541,090     $22,539,862
                                                                         ======================================
Net assets consist of:
 Net unrealized appreciation (depreciation) .............................     $ 3,066,235      $ (143,545)
 Accumulated net realized loss ..........................................    (137,126,881)     (2,729,247)
 Capital shares .........................................................     476,601,736      25,412,654
                                                                         ---------------------------------------
Net assets, at value ....................................................    $342,541,090     $22,539,862
                                                                         ======================================
Shares outstanding ......................................................      36,140,971       2,265,903
                                                                         ======================================
Net asset value and maximum offering price per share ....................           $9.48           $9.95
                                                                         ======================================

ADJUSTABLE RATE SECURITIES PORTFOLIOS
Financial Statements (continued)


Statements of Operations
for the year ended October 31, 1997


                                                                            U.S. Government
                                                                            Adjustable Rate   Adjustable Rate
                                                                          Mortgage Portfolio Securities Portfolio
                                                                         ---------------------------------------
Investment income:
 Interest ...............................................................     $24,396,969      $1,562,033
                                                                         ---------------------------------------
Expenses:
 Management fees (Note 5) ...............................................       1,487,256          96,727
 Custodian fees .........................................................           3,641             205
 Reports to shareholders ................................................             906             689
 Professional fees ......................................................          53,470           4,455
 Trustees' fees and expenses ............................................           6,531             387
 Other ..................................................................          37,399           4,233
                                                                         ---------------------------------------
      Total expenses ....................................................       1,589,203         106,696
      Expenses waived/paid by affiliate (Note 5) ........................        (656,658)        (45,274)
                                                                         ---------------------------------------
       Net expenses .....................................................         932,545          61,422
                                                                         ---------------------------------------
        Net investment income ...........................................      23,464,424       1,500,611
                                                                         ---------------------------------------
Realized and unrealized gain:
 Net realized gain from investments .....................................         693,708          14,469
 Net unrealized appreciation on investments .............................       3,675,679         260,606
                                                                         ---------------------------------------
Net realized and unrealized gain ........................................       4,369,387         275,075
                                                                         ---------------------------------------
Net increase in net assets resulting from operations ....................     $27,833,811      $1,775,686
                                                                          ======================================

ADJUSTABLE RATE SECURITIES PORTFOLIOS
Financial Statements (continued)

Statements of Changes in Net Assets
for the years ended October 31, 1997 and 1996

                                                      U.S. Government                  Adjustable Rate
                                            Adjustable Rate Mortgage Portfolio      Securities Portfolio
                                           --------------------------------------------------------------
                                                    1997          1996               1997         1996
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income                        $ 23,464,424   $ 29,813,817       $ 1,500,611  $ 1,391,109
  Net realized gain (loss) from investments         693,708       (419,303)           14,469      (37,828)
  Net unrealized appreciation on investments      3,675,679      2,011,283           260,606      139,862
                                           --------------------------------------------------------------
      Net increase in net assets resulting
 from operations                                 27,833,811     31,405,797         1,775,686    1,493,143
 Distributions to shareholders from:
  Net investment income                         (23,464,424)   (29,813,817)       (1,500,611)  (1,391,109)
 Capital share transactions (Note 2)            (68,259,294)  (117,962,940)        1,730,540   (6,646,687)
                                           --------------------------------------------------------------
  Net increase (decrease) in net assets         (63,889,907)  (116,370,960)        2,005,615   (6,544,653)
Net assets (there is no undistributed net investment
 income at beginning or end of year):
  Beginning of year                             406,430,997    522,801,957        20,534,247   27,078,900
                                           --------------------------------------------------------------
  End of year                                  $342,541,090   $406,430,997       $22,539,862  $20,534,247
                                           ==============================================================

ADJUSTABLE RATE SECURITIES PORTFOLIOS
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Adjustable Rate Securities Portfolios (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios) the U.S. Government Adjustable Rate Mortgage Portfolio (Mortgage Portfolio) and the Adjustable Rate Securities Portfolio (Securities Portfolio). The shares of the Trust are issued in private placements and are thus exempt from registration under the Securities Act of 1933. The investment objective of each Portfolio is to seek current income.

The following summarizes the Portfolios' significant accounting policies.

a. Security Valuation:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Income Taxes:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

d. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. TRUST SHARES:

At October 31, 1997, there were an unlimited number of shares authorized ($0.01 par value). Transactions in each of the Portfolios' shares were as follow:


                                                     U.S. Government Adjustable         Adjustable Rate
                                                       Rate Mortgage Portfolio       Securities Portfolio
                                                    ------------------------------------------------------
                                                        Shares       Amount           Shares      Amount
                                                    ------------------------------------------------------
1997
 Shares sold ....................................... 14,468,647  $136,195,699      2,195,631  $21,698,569
 Shares issued in reinvestment of distributions ....  2,492,654    23,464,406        151,507    1,500,610
 Shares redeemed ...................................(24,217,403) (227,919,399)    (2,164,571) (21,468,639)
                                                    ------------------------------------------------------
      Net Increase (decrease) ...................... (7,256,102)$ (68,259,294)       182,567  $ 1,730,540
                                                    ======================================================
1996
 Shares sold .......................................  8,516,434  $ 79,504,622        741,450  $ 7,267,077
 Shares issued in reinvestment of distributions ....  3,196,067    29,832,645        141,790    1,391,107
 Shares redeemed ...................................(24,351,072) (227,300,207)    (1,560,875) (15,304,871)
                                                    ------------------------------------------------------
      Net Decrease .................................(12,638,571)$(117,962,940)      (677,635)$ (6,646,687)
                                                    ======================================================

3. INCOME TAXES

At October 31, 1997, the Portfolios had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                        U.S. Government
                        Adjustable Rate   Adjustable Rate
                      Mortgage Portfolio Securities Portfolio
        Capital loss carryovers
         Expiring in:
          2000           $ 44,745,908        $ 42,138
          2001             17,182,002          50,908
          2002             67,102,060       1,987,888
          2003              7,677,608         609,391
          2004                419,303          37,828
                         ----------------------------
                         $137,126,881      $2,728,153
                         ----------------------------

3. INCOME TAXES (cont.)

The cost of securities for income tax purposes is the same as that shown in the investment portfolio.

At October 31, 1997, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

                        U.S. Government
                        Adjustable Rate    Adjustable Rate
                      Mortgage Portfolio Securities Portfolio
                      ---------------------------------------
        Investments
         at cost         $357,438,670     $23,643,055
                      ---------------------------------------
        Unrealized
         appreciation     $ 4,622,271          98,232
        Unrealized
         depreciation      (1,556,036)       (241,777)
                      ---------------------------------------
        Net unrealized
         appreciation
         (depreciation)   $ 3,066,235     $  (143,545)
                      ---------------------------------------


4. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 1997 were as follows:

                        U.S. Government
                        Adjustable Rate     Adjustable Rate
                      Mortgage Portfolio Securities Portfolio
                      ---------------------------------------
        Purchases        $ 74,103,904     $35,649,657
        Sales            $124,530,053     $32,484,549


5. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), the Portfolios' investment manager (a wholly-owned subsidiary of Franklin Resources, Inc.) and of Franklin Investors Securities Trust and Institutional Fiduciary Trust.

The Portfolios pay an investment management fee to Advisers based on the average net assets of the Portfolios as follows:

       Annualized
        Fee Rate   Month End Net Assets
         0.400%    First $5 billion
         0.350%    Over $5 billion, up to and including $10 billion
         0.330%    Over $10 billion, up to and including $15 billion

Fees are further reduced on net assets over $15 billion.

Advisers agreed in advance to waive management fees as noted in the Statement of Operations.


5. TRANSACTIONS WITH AFFILIATES (cont.)

At October 31, 1997, 36,140,971 shares of the Mortgage Portfolio were owned by the following:

                                                                                  Shares     Percentage of
Name                                                                               Owned  Outstanding Shares
Franklin Adjustable U.S. Government Securities Fund .........................  35,474,557         98%
Franklin Institutional Adjustable U.S. Government Securities Fund ...........     666,414          2%

At October 31, 1997, 2,265,903 shares of the Securities Portfolio were owned by the following:

                                                                                  Shares     Percentage of
Name                                                                               Owned  Outstanding Shares
Franklin Adjustable Rate Securities Fund ....................................   2,131,679         94%
Franklin Institutional Adjustable Rate Securities Fund ......................     132,707          6%
Franklin Resources, Inc. ....................................................       1,517          --


ADJUSTABLE RATE SECURITIES PORTFOLIOS
Report of Independent Accountants



To the Shareholders and Board of Trustees of Adjustable Rate Securities Portfolios:

We have audited the accompanying statements of assets and liabilities of the two Portfolios comprising the Adjustable Rate Securities Portfolios (the Trust), including each Portfolio's statement of investments, as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the two Portfolios comprising the Adjustable Rate Securities Portfolios as of October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

San Francisco, California

December 5, 1997


INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN U.S. GOVERNMENT AGENCY MONEY MARKET FUND


STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 1, 1998


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777 1-800/321-8563

TABLE OF CONTENTS


How Does the Fund Invest Its Assets?.........................
Investment Restrictions......................................
Officers and Trustees........................................
Investment Management
 and Other Services..........................................
How Does the Fund Buy
 Securities for Its Portfolio?...............................
How Do I Buy, Sell and Exchange Shares?......................
How Are Fund Shares Valued?..................................
Additional Information on
 Distributions and Taxes.....................................
The Fund's Underwriter.......................................
How Does the Fund Measure Performance?.......................
Miscellaneous Information....................................
Financial Statements.........................................
Useful Terms and Definitions.................................


------------------------------------------------------------------------------
When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and
Definitions."
------------------------------------------------------------------------------


The fund is a no-load, diversified series of Institutional Fiduciary Trust (the "Trust"), an open-end management investment company. The investment goal of the fund is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. This goal is fundamental, which means that it may not be changed without shareholder approval. The fund also tries to maintain a stable Net Asset Value of $1 per share.

The Prospectus, dated November 1, 1998, which we may amend from time to time, contains the basic information you should know before investing in the fund.
For a free copy, call 1-800/321-8563.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;

o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------


HOW DOES THE FUND INVEST ITS ASSETS?

The following gives more detailed information about the fund's investment policies and the types of securities it may buy. Please read this information together with the section "How Does the Fund Invest Its Assets?" in the Prospectus.

ILLIQUID INVESTMENTS. The fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them.

BORROWING. The fund may borrow up to 5% of its total assets from banks for temporary or emergency purposes.

WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS. When the fund is the buyer in the transaction, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The fund will not engage in when-issued and delayed-delivery transactions for investment leverage purposes.


CONVERSION TO A MASTER/FEEDER STRUCTURE


Currently, in seeking to accomplish its goal to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity, the fund invests directly in a portfolio of securities issued by the U.S. government, its agencies or instrumentalities. Certain funds administered by Advisers participate as feeder funds in master/feeder fund structures. Under a master/feeder structure, one or more feeder funds, such as the fund, invests its assets in a master fund, which, in turn, invests its assets directly in the securities. The fund hereby reserves the right to convert to a master/feeder fund structure at a future date. Unless shareholder approval is otherwise required by applicable law, shareholders will be deemed to have consented to the conversion by their purchase of fund shares, and no further shareholder approval will be sought or needed. Shareholders will, however, be informed in writing in advance of the conversion. The determination to convert the fund to a master/feeder fund structure is not expected to result in an increase in the fees or expenses paid by the fund or its shareholders. The investment objectives and other fundamental policies of the fund, which can be changed only with shareholder approval, are structured so as to permit the fund to invest directly in securities or indirectly in securities through a master/feeder fund structure.


INVESTMENT RESTRICTIONS


The fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the fund or (ii) 67% or more of the shares of the fund present at a shareholder meeting if more than 50% of the outstanding shares of the fund are represented at the meeting in person or by proxy, whichever is less. The fund MAY NOT:


 1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.


 2. Make loans, except (a) through the purchase of debt securities in accordance with the investment objectives and policies of the fund, or (b) by the loan of its portfolio securities in accordance with the policies of the fund.

 3. Invest in any issuer for purposes of exercising control or management except that, to the extent this restriction is applicable, all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund.


 4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.


 5. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale, which are not readily marketable, if, as a result, more than 10% of the total assets of the fund would be invested in such securities except that, to the extent this restriction is applicable, the fund may purchase, in private placements, shares of another registered investment company having the same investment objectives and policies as the fund.

 6. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization, provided that all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund.

 7. Invest more than 25% of its assets in securities of any industry, except that this policy is inapplicable to the extent all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund. For purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of the fund as described in its Prospectus specify otherwise.

 8. Act as underwriter of securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities, except that all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund.


 9. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or Advisers own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

10. Acquire, lease, or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

11. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" in accordance with its stated investment policies.


12. The fund will not invest more than 5% of its total assets in the securities of companies (including predecessors) which have been in continuous operation for less than three years.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES


The Board has the responsibility for the overall management of the fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the fund who are responsible for administering the fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the fund under the 1940 Act are indicated by an asterisk (*).

                           POSITIONS AND OFFICES      PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS      WITH THE TRUST             DURING THE PAST FIVE YEARS

Frank H. Abbott, III (77)
1045 Sansome Street
San Francisco, CA 94111

Trustee

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) and Vacu-Dry Co. (food processing).

Harris J. Ashton (66)
191 Clapboard Ridge Road
Greenwich, CT 06830

Trustee

Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers).

Robert F. Carlson (70)
2120 Lambeth Way
Carmichael, CA 95608

Trustee

Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); director or trustee, as the case may be, of nine of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals, Sacramento, CA, member, Corporate Board, Blue Shield of California, and Chief Counsel, California Department of Transportation.

S. Joseph Fortunato (66)
Park Avenue at Morris County
P.O. Box 1945
Morristown, NJ 07962-1945

Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; director or trustee, as the case may be, of 51 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, General Host Corporation (nursery and craft centers).

*Charles B. Johnson (65)
777 Mariners Island Blvd.
San Mateo, CA 94404

Chairman of the Board and Trustee

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, General Host Corporation (nursery and craft centers).

*Charles E. Johnson (42)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091

President and Trustee

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 34 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (58)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Frank W.T. LaHaye (69)
20833 Stevens Creek Blvd.
Suite 102
Cupertino, CA 95014

Trustee

General  Partner,  Miller & LaHaye,  which is the General  Partner of  Peregrine
Ventures II (venture capital firm); Chairman of the Board and Director, Quarterdeck Corporation (software firm); Director, Digital Transmission Systems, Inc. (wireless communications); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, Fischer Imaging Corporation (medical imaging systems) and General Partner, Peregrine Associates, which was the General Partner of Peregrine Ventures (venture capital firm).

Gordon S. Macklin (70)
8212 Burning Tree Road
Bethesda, MD 20817

Trustee

Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River Corporation (financial services) and Hambrecht and Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

Harmon E. Burns (53)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Executive  Vice  President  and Director,  Franklin  Resources,  Inc.,  Franklin
Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan (38)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Chief Financial Officer

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; Senior Vice President and Chief Financial Officer, Franklin/Templeton Investor Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (49)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Secretary

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Vice President, Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 53 of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (59)
777 Mariners Island Blvd.
San Mateo, CA 94404

Treasurer and Principal Accounting Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 32 of the investment companies in the Franklin Templeton Group of Funds.

Thomas J. Runkel (40)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in the Franklin Templeton Group of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. As of June 1, 1998, nonaffiliated members of the Board are paid $310 per month plus $225 per meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The fees payable to nonaffiliated Board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to Board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.

                                                            NUMBER OF
                                        TOTAL FEES          BOARDS IN THE
                         TOTAL FEES     RECEIVED FROM THE   FRANKLIN TEMPLETON
                         RECEIVED FROM  FRANKLIN TEMPLETON  GROUP OF FUNDS ON
NAME                     THE TRUST*     GROUP OF FUNDS**    WHICH EACH SERVES***
--------------------------------------------------------------------------------
Frank H. Abbott, III....    $4,810      $165,937                 27
Harris J. Ashton........     4,626       344,642                 49
Robert Carlson****......     2,335        17,680                  9
S. Joseph Fortunato.....     4,599       361,562                 51
David Garbellano*****...       800        91,317                N/A
Frank W.T. LaHaye.......     4,810       141,433                 27
Gordon S. Macklin.......     4,626       337,292                 49

*For the fiscal year ended June 30, 1998. During the period from July 1, 1997 through May 31, 1998,fees at the rate of $200 per month plus $200 per meeting attended were in effect for the Trust.
**For the calendar year ended December 31, 1997.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 168 U.S. based funds or series.
****Elected  January 15, 1998.
*****Deceased, September 27, 1997.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the Franklin Templeton Funds, as is consistent with their individual financial goals. In February 1998, this policy was formally adopted. Each board member is required to invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds. This is required until the value of such investments equals or exceeds five times the board member's annual fees. For purposes of this policy, a board member's investments include those in the name of family members or entities controlled by the board member and, for investments made after February 27, 1998, are valued at cost. Investments that existed on February 27, 1998, were valued as of that date. There is a three year phase-in period for newly elected board members.

As of October 2, 1998, the officers and Board members did not own of record or beneficially any shares of the fund. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


INVESTMENT MANAGEMENT AND OTHER SERVICES


INVESTMENT MANAGER AND SERVICES PROVIDED. Advisers is the investment manager of the fund. Advisers provides investment research and portfolio management services, including the selection of securities for the fund to buy, hold or sell and the selection of brokers through whom the fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the fund's investment activities. Advisers also provides various administrative, statistical, and other services to the fund. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the fund.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the fund. Similarly, with respect to the fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the fund's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

MANAGEMENT FEES. Under its management agreement, the fund pays Advisers a management fee equal to an annual rate of 0.15% of the the fund's average daily net assets. The fee is computed on the last business day of each month.

For the fiscal years ended June 30, 1998, 1997 and 1996, management fees, before any advance waiver, totaled $187,785, $161,912 and $115,022, respectively. Under an agreement by Advisers to limit its fees, the fund paid management fees totaling $132,657, $129,722 and $94,095 for the same periods.

MANAGEMENT AGREEMENT. The management agreement is in effect until February 28, 1999. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the fund's outstanding voting securities on 60 days' written notice to Advisers, or by Advisers on 60 days' written notice to the fund, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the securities and other assets of the fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITOR. PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105, is the fund's independent auditor. During the fiscal year ended June 30, 1998, the auditor's services consisted of rendering an opinion on the financial statements of the fund included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1998.

HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?

Since most purchases by the fund are principal transactions at net prices, the fund incurs little or no brokerage costs. The fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the fund's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

If purchases or sales of securities of the fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the fund.

Depending on Advisers' view of market conditions, the fund may or may not buy securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The fund may, however, sell securities before maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

During the fiscal years ended June 30, 1998, 1997 and 1996, the fund paid no brokerage commissions.

As of June 30, 1998, the fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES


The fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Banks and financial institutions that sell shares of the fund may be required by state law to register as Securities Dealers.

Payments transmitted by wire and received by the custodian and reported by the custodian to the fund prior to 3:00 p.m. Pacific time on any business day are normally effective on the same day as received, provided the fund is timely notified as described in the fund's Prospectus. Wire payments received or reported by the custodian to the fund after the time set forth above will be effective on the next business day. Payments transmitted by check or other negotiable bank draft will normally be effective within two business days for checks drawn on a member bank of the Federal Reserve System, and longer for most other checks.

All purchases of fund shares will be credited to you, in full and fractional shares of the fund (rounded to the nearest 1/100 of a share), in an account maintained for you by the fund's transfer agent. No share certificates will be issued. The offering of shares of the fund may be suspended at any time and resumed at any time thereafter.


ADDITIONAL INFORMATION ON EXCHANGING SHARES


If a substantial number of shareholders should, within a short period, sell their shares of the fund under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.


ADDITIONAL INFORMATION ON SELLING SHARES


The fund will attempt to make payment for all shares redeemed within one business day, but in no event later than seven days after receipt by the fund of the redemption request in proper form. The fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is closed for periods other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a fund not reasonably practicable; or (c) for such other periods as the SEC by order may permit for the protection of the shareholders of a fund. At various times, the fund may be requested to redeem shares for which it has not yet received proper payment. Accordingly, the fund may delay the sending of redemption proceeds until such time as it has assured itself that proper payment has been collected for the purchase of those shares.

REDEMPTIONS IN KIND. The fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash.


GENERAL INFORMATION


If dividend checks are returned to the fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the fund must be denominated in U.S. dollars, drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin accruing until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency, or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account, such as subaccounting, processing a large number of wires each month or other special handling that you may request. Fees for special services will not increase the expenses borne by the fund.

HOW ARE FUND SHARES VALUED?

The valuation of the fund's portfolio securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the fund computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the fund would receive less investment income. The opposite would be true in a period of rising interest rates.

The fund's use of amortized cost, which helps the fund maintain its Net Asset Value per share of $1, is permitted by a rule adopted by the SEC. Under this rule, the fund must adhere to certain conditions. The fund must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. The fund must also invest only in those U.S. dollar-denominated securities that the Board determines present minimal credit risks and that are rated in one of the two highest rating categories by nationally recognized rating services, or if unrated are deemed comparable in quality, or are instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories.

The Board has established procedures designed to stabilize, to the extent reasonably possible, the fund's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the fund's holdings by the Board, at such intervals as it may deem appropriate, to determine if the fund's Net Asset Value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the Board. If a deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. If the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a Net Asset Value per share by using available market quotations.


ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS


DISTRIBUTIONS OF NET INVESTMENT INCOME. The fund declares dividends for each day that the fund's net asset value is calculated. These dividends will equal all of the fund's daily net income payable to shareholders of record as of the close of business the preceding day. The fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a constant net asset value per share), less the estimated expenses of the fund.

The fund receives income generally in the form of interest derived from its investments. This income, less expenses incurred in the operation of the fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by the fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS. The fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain (over any net long-term capital loss) will be taxable to you as ordinary income. Any distributions paid from net long-term capital gains realized by the fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the fund. Because the fund is a money market fund, it does not anticipate realizing any long-term capital gains, however.

CERTAIN DISTRIBUTIONS PAID IN JANUARY. Distributions which are declared in October, November or December and paid to you in January of the following year will be treated for tax purposes as if they had been received by you on December 31 of the year in which they were declared. The fund will report this income to you on your Form 1099-DIV for the year in which these distributions were declared.

MAINTENANCE OF $1.00 NET ASSET VALUE. Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the fund to distribute income or make distribution adjustments in order to maintain a $1.00 net asset value. These procedures may result in under- or over-distributions of net investment income.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. The fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year.


TAXES


ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. The fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends so to qualify during the current fiscal year. The Board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such course of action to be beneficial to its shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the fund's available earnings and profits.

In order to qualify as a regulated investment company for tax purposes, the fund must meet certain specific requirements, including:

o The fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the fund's total assets, and, with respect to 50% of the fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the fund's total assets or 10% of the outstanding voting securities of the issuer;

o The fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

o The fund must distribute to its shareholders at least 90% of its investment company taxable income (i.e., net investment income plus net short-term capital gains) and net tax-exempt income for each of its fiscal years.

EXCISE TAX DISTRIBUTION REQUIREMENTS. The Code requires the fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. The fund intends to declare and pay sufficient dividends in December (or in January of the following year that are treated by you as received in December of the prior year) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

REDEMPTION OF FUND SHARES. Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. The tax law requires that you recognize a gain or loss in an amount equal to the difference between your tax basis and the amount you received in exchange for your shares, subject to the rules described below. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and will be long-term for federal income tax purposes if you have held your shares for more than one year at the time of redemption or exchange. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the fund on those shares.

All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you purchase other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase. Because the fund seeks to maintain a constant $1.00 per share Net Asset Value, you should not expect to realize a gain or loss upon redemption of your fund shares, however.

U.S. GOVERNMENT OBLIGATIONS. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. After the end of each calendar year, the fund will provide you with the percentage of any dividends paid that may qualify for tax-free treatment on your personal income tax return. You should consult with your own tax advisor to determine the application of your state and local laws to these distributions. Because the rules on exclusion of this income are different for corporations, corporate shareholders should consult with their corporate tax advisors about whether any of their distributions may be exempt from corporate income or franchise taxes.

MUNICIPAL INVESTORS. Municipalities may invest surplus money subject to the arbitrage rebate requirements of section 148 of the Code in the fund. Section 115(1) of the Code provides, in part, that gross income does not include income accruing to a state, territory, or any political subdivision thereof that is derived from the exercise of any essential government function. To the extent that an investment by a municipality in the fund is made in connection with such functions, the municipality will not be liable for federal income tax on income or gains derived from its investment. A municipality that invests money subject to the arbitrage rebate requirements in the fund should be aware that some or all of the earnings distributed by the fund may need to be paid to the U.S. as a rebate of arbitrage profits.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS.  Because the fund's  income is derived primarily from interest rather than dividends, no portion of its distributions will generally be eligible for the intercorporate dividends-received deduction. None of the dividends paid by the fund for the most recent fiscal year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.


THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to reimbursement under the Rule 12b-1 plan for the fund, as discussed below. Except as noted, Distributors received no other compensation from the fund for acting as underwriter.


THE RULE 12B-1 PLAN


The fund has a distribution plan or "Rule 12b-1 plan" that was adopted pursuant to Rule 12b-1 of the 1940 Act.

Under the plan, the fund pays Distributors up to 0.30% per year of the fund's average daily net assets, payable quarterly, for distribution and related expenses. These fees may be used to compensate Distributors or others for providing distribution and related services and bearing certain fund expenses. All distribution expenses over this amount will be borne by those who have incurred them without reimbursement by the fund.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the fund, Advisers or Distributors or other parties on behalf of the fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1.


In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the NASD.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers, or the underwriting agreement with Distributors, or by vote of a majority of the fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the fund, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.


Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.


For the fiscal year ended June 30, 1998, Distributors had eligible expenditures of $434,578 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the plan, of which the fund paid Distributors $428,797 under the plan.

HOW DOES THE FUND MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and effective yield quotations used by the fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results.


YIELD


CURRENT YIELD. Current yield shows the income per share earned by the fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The fund's current yield for the seven day period ended June 30, 1998, was 5.03%.

EFFECTIVE YIELD. The fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The fund's effective yield for the seven day period ended June 30, 1998, was 5.15%.


This figure was obtained using the following SEC formula:


                                           365/7
Effective Yield = [(Base Period Return + 1)     ]-1


OTHER PERFORMANCE QUOTATIONS


The fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS


To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

a) IBC Money Fund Report(R) - industry averages for seven-day annualized and compounded yields of taxable, tax-free, and government money funds.

b) Bank Rate Monitor - a weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

c) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

d) Salomon Brothers Bond Market Roundup - a weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

e) Bond Buyer - a daily publication that reports various articles as well as indexes.


f) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services, in major expenditure groups.


Advertisements or information may also compare the fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.


MISCELLANEOUS INFORMATION


The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 50 years and now services more than 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $207 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 117 U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.

As of October 2, 1998, the principal shareholders of the fund, beneficial or of record, were as follows:

NAME AND ADDRESS                          SHARE AMOUNT       PERCENTAGE
CCD Business
Development Corp.
744 S.E. Rose St.
Roseburg, OR
97470-3941                              1,748,730.510         21.54%


Catholic Central High
School of Detroit, Inc.
14200 Breakfast Dr.
Redford, MI
48239-2909                              1,720,378.620         21.19%

Jackson State University
Development Fund, Inc.
Attn: Melvin Miller
Director of Development
1400 Lynch St. Box 17050
Jackson, MS
39217-0002                                534,675.210          6.59%

Terrain Tamers Chip
Hauling, Inc.
2385 Old Hwy. 99 S
P.O. Box 1457
Roseburg, OR
97470-0348                                498,040.570          6.14%

Garden Villa Motel, Inc.
760 N.W. Garden Valley Blvd.
Roseburg, OR
97470-1919                                434,466.310          5.35%

Neskia Health Group
2371 N.E. Stephens Ste. 400
Roseburg, OR
97470                                     423,119.510          5.21%

South Douglas Supply, Inc.
P.O. Box 1017
Canyonville, OR
97417-1017                                415,469.880          5.12%

From time to time, the number of fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the fund's assets if you are held personally liable for obligations of the fund. The Declaration of Trust provides that the fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the fund and satisfy any judgment thereon. All such rights are limited to the assets of the fund. The Declaration of Trust further provides that the fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the fund itself is unable to meet its obligations.

In the event of disputes involving multiple claims of ownership or authority to control your account, the fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.


Shareholders or prospective investors may utilize the Franklin/Templeton Hypothetical Illustrations Program as a useful tool in considering investments. The service, which is free of charge, enables an investor to make an actual, dollar-for-dollar performance comparison of any of the Trust's funds to any security, pool, or portfolio which the investor may currently be using. It is based on historical information. The investor simply chooses a series of the Trust to compare and provides Franklin with a starting date, a starting amount, and all subsequent purchases or withdrawals. The illustration shows the actual dollar performance of these actions in the selected series, which investors can use to compare to that of their own investment or portfolio.



Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.


SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer; (iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust for the fiscal year ended June 30, 1998, including the auditor's report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS
------------------------------------------------------------------------------

1940 ACT - Investment Company Act of 1940, as amended


ADVISERS - Franklin Advisers, Inc., the fund's investment manager


BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CODE - Internal Revenue Code of 1986, as amended


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the fund's principal underwriter


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange


PROSPECTUS - The prospectus for the fund dated November 1, 1998, which we may amend from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

WE/OUR/US - Unless a different meaning is indicated by the context,  these terms
refer  to  the  fund   and/or   Institutional   Services,   Investor   Services,
Distributors, or other wholly owned subsidiaries of Resources.


                          INSTITUTIONAL FIDUCIARY TRUST
                                File Nos. 2-96634
                                    811-4267

                                    FORM N-1A
                                     PART C

                                OTHER INFORMATION

ITEM 24   FINANCIAL STATEMENTS AND EXHIBITS

      a)    Financial Statements

      (1)    Incorporated herein by reference to the following Annual Reports to
             Shareholders   dated   June  30,   1998  as  filed   with  the  SEC
             electronically on Form Type N-30D
             on August 20, 1998:

      (A)      Franklin U.S. Treasury Money Market Portfolio

            (i)     Financial Highlights

            (ii)    Statement of Investments - June 30, 1998

            (iii)   Statements of Assets and Liabilities - June 30, 1998

            (iv)    Statement of Operations - for the year ended June 30, 1998

            (v) Statements of Changes in Net Assets - for the years ended June 30, 1998 and 1997

            (vi)    Notes to Financial Statements

            (vii)   Independent Auditor's Report

      (B)   Franklin U.S. Government Agency Money Market Fund

            (i)     Financial Highlights

            (ii)    Statement of Investments - June 30, 1998

            (iii)   Statements of Assets and Liabilities - June 30, 1998

            (iv)    Statement of Operations - for the year ended June 30, 1998

            (v) Statements of Changes in Net Assets - for the years ended June 30, 1998 and 1997

            (vi)    Notes to Financial Statements

            (vii)   Independent Auditor's Report

      (C) Franklin Institutional Adjustable U.S. Government Securities Fund and Franklin Institutional Adjustable Rate Securities Fund

            (i)     Financial Highlights

            (ii)    Statement of Investments - June 30, 1998

            (iii)   Statements of Assets and Liabilities - June 30, 1998

            (iv)    Statements of Operations - for the year ended June 30, 1998

            (v) Statements of Changes in Net Assets - for the years ended June 30, 1998 and 1997

            (vi)    Notes to Financial Statements

            (vii)   Independent Auditors Report

            (viii) Financial Highlights of Adjustable Rate Securities Portfolios (unaudited)

            (ix)    Statement of Investments of Adjustable Rate
                    Securities Portfolios - June 30, 1998 (unaudited)

            (x) Statements of Assets and Liabilities of Adjustable Rate Securities Portfolios - June 30, 1998 (unaudited)

            (xi) Statements of Operations of Adjustable Rate Securities Portfolios - for the eight months ended June 30, 1998 (unaudited)

            (xii) Statements of Changes in Net Assets of Adjustable Rate Securities Portfolios - for the eight months ended June 30, 1998(unaudited) and the year ended October 31, 1997

            (xiii)  Notes to Financial Statements (unaudited)

            (xiv)   Report of Independent Accountants

      (2)   Filed in Part B

            (xv)    Financial Highlights of Adjustable Rate Securities
                    Portfolios

            (xvi)   Statement of Investments of Adjustable Rate
                    Securities Portfolios - October 31, 1997

            (xvii) Statements of Assets and Liabilities of Adjustable Rate Securities Portfolios - October 31, 1997

            (xviii) Statements  of Operations  of  Adjustable  Rate  Securities
                    Portfolios - for the year ended October 31, 1997

            (xix) Statements of Changes in Net Assets of Adjustable Rate Securities Portfolios - for the year ended October 31, 1997 and the year ended October 31, 1996

            (xx)    Notes to Financial Statements

            (xxi)   Report of Independent Accountants

      b)     Exhibits

            The following exhibits are incorporated by reference herein, except exhibits 6(ii), 11(i), 27(i), 27(ii), 27(iii) and 27(iv) which are attached.

      (1)   copies of the charter as now in effect;

            (i)    Agreement and Declaration of Trust dated January
                   15, 1985
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (ii) Certificate of Amendment of Agreement and Declaration of Trust dated May 12, 1987 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (iii)  Certificate of Amendment of Agreement and
                   Declaration of Trust dated October 9, 1987
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (iv)   Certificate of Amendment of Agreement and
                   Declaration of Trust dated November 17, 1987
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (v)    Certificate of Amendment of Agreement and
                   Declaration of Trust dated December 8, 1987
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (vi)   Certificate of Amendment of Agreement and
                   Declaration of Trust dated December 12, 1989
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

      (2)   copies of the existing By-Laws or instruments corresponding thereto;

            (i)    By-Laws
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (ii)   Certificate  of  Amendment of By-Laws  dated  October 9, 1987
                   Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

      (3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

            Not Applicable

      (4) copies of all instruments defining the rights of the holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

            Not Applicable

      (5)   copies  of  all  investment   advisory  contracts  relating  to  the
            management of the assets of the Registrant;

            (i) Administration Agreement between Registrant, on behalf of Franklin Institutional Adjustable U.S. Government Securities Fund, and Franklin
                   Advisers, Inc. dated November 1, 1991
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (ii) Management Agreement between Registrant, on behalf of Franklin U.S. Treasury Money Market Portfolio, and Franklin Advisers, Inc. dated August 20, 1991
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (iii) Administration Agreement between Registrant, on behalf of Franklin Institutional Adjustable Rate Securities Fund, and Franklin Advisers, Inc. dated January 2, 1992
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

            (iv) Administration Agreement between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1992
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (v) Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin
                   Advisers, Inc. dated November 1, 1992
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (vi) Management Agreement between Registrant, on behalf of Franklin U.S. Government Agency Money Market Fund, and Franklin Advisers, Inc. dated February 8, 1994
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (vii) Administration Agreement between Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin Advisers, Inc. dated July 1, 1994
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (viii) Amendment to Administration Agreement between
                   Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated August 1, 1995
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

            (ix)   Amendment to Administration Agreement between
                   Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc. dated August 1, 1995
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

            (x)    Amendment to Management Agreement between
                   Registrant, on behalf of Franklin U.S. Treasury
                   Money Market Portfolio, and Franklin Advisers,
                   Inc. dated August 1, 1995
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

            (xi) Amendment to Administration Agreement between Registrant, on behalf of Franklin Institutional Adjustable Rate Securities Fund, and Franklin Advisers, Inc. dated August 1, 1995
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

            (xii) Amendment to Administration Agreement between Registrant, on behalf of Franklin Institutional Adjustable U.S. Securities Fund, and Franklin Advisers, Inc. dated August 1, 1995
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

            (xiii) Amendment to Management Agreement between
                   Registrant, on behalf of Franklin U.S. Government Agency Money Market Fund, and Franklin Advisers,
                   Inc. dated August 1, 1995
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

            (xiv)  Amendment to Administration Agreement between
                   Registrant, on behalf of Franklin Cash Reserves
                   Fund, and Franklin Advisers, Inc. dated August 1,
                   1995
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

      (6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated April 23, 1995
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (ii) Forms of Dealer Agreements effective March 1, 1998 between Franklin/Templeton Distributors, Inc. and Securities Dealers

      (7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

            Not Applicable

      (8)   copies of all custodian  agreements and depository  contracts  under
            Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

            (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                   Filing: Post-Effective Amendment No. 25 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: October 31, 1996

            (ii)   Terminal Link Agreement between Registrant and
                   Bank of New York dated February 16, 1996
                   Filing: Post-Effective Amendment No. 25 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: October 31, 1996

            (iii)  Amendment to Master Custody Agreement between
                   Registrant and Bank of New York dated May 7, 1997
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

            (iv) Amendment dated February 27, 1998 to Exhibit A in the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996 Filing: Post-Effective Amendment No. 27 to Registration
                   Statement on Form N-1A
                   File No. 2-96634
                   Filing date: August 24, 1998

      (9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

            Not Applicable

      (10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will then be legally issued, fully paid and nonassessable;

            (i)    Opinion and consent of counsel dated August 18, 1998
                   Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: August 24, 1998

      (11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

            (i)    Consent of Independent Auditors

      (12) All financial statements omitted from Item 23;

            Not Applicable

      (13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intent of redeeming or reselling;

            Not Applicable

      (14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

            Not Applicable

      (15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

            (i) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin U. S.
                   Government Agency Money Market Fund, and
                   Franklin/Templeton Distributors, Inc. dated
                   February 8, 1994
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (ii) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Cash
                   Reserves Fund, and Franklin/Templeton
                   Distributors, Inc. dated July 1, 1994
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (iii) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin U.S. Treasury Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (iv) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (v) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

      (16) Schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

            Not Applicable

      (17)  Powers of Attorney

            (i)    Institutional Fiduciary Trust dated May 19, 1998
                   Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: August 24, 1998

            (ii)   Adjustable Rate Securities Portfolios dated February 16,
                   1995
                   Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (iii)  The Money Market Portfolios dated June 16, 1998
                   Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: August 24, 1998

            Certificates of Secretary

            (iv)   Institutional Fiduciary Trust dated May 19, 1998
                   Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: August 24, 1998

            (v)    Adjustable Rate Securities Portfolios dated February 16,
                   1995
                   Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (vi)   The Money Market Portfolios dated June 16, 1998
                   Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: August 24, 1998

      (18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act

            Not Applicable

      (27)  Financial Data Schedules

            (i) Financial Data Schedule for Franklin U.S. Treasury Money Market Portfolio

            (ii) Financial Data Schedule for Franklin Institutional Adjustable U.S. Government Securities Fund

            (iii) Financial Data Schedule for Franklin Institutional Adjustable Rate Securities Fund

            (iv) Financial Data Schedule for Franklin U.S. Government Agency Money Market Fund

ITEM 25   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            None

ITEM 26   NUMBER OF HOLDERS OF SECURITIES

      Not Applicable

ITEM 27   INDEMNIFICATION

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Please see the Declaration of Trust, By-Laws, Management, Administration, and Distribution Agreements, previously filed as exhibits and incorporated herein by reference.

      Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in such By-Laws.

ITEM 28   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      The officers and directors of Franklin Advisers, Inc. ("Advisers"), the investment advisor of the Registrant's Franklin U.S. Treasury Money Market Portfolio and Franklin U.S. Government Agency Money Market Fund, administrator of Money Market Portfolio, Franklin U. S. Government Securities Money Market Portfolio, Franklin Cash Reserves Fund, Franklin Institutional Adjustable U.S. Government Securities Fund and Franklin Institutional Adjustable Rate Securities Fund, and investment advisor of the Master Funds also serve as officers and/or directors for (1) Advisers corporate parent, Franklin Resources, Inc., and/or
(2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29   PRINCIPAL UNDERWRITERS

a)  Franklin/Templeton   Distributors,   Inc.,  ("Distributors")  also  acts  as
principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No.
8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30   LOCATION OF ACCOUNTS AND RECORDS

The accounts,  books or other documents  required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 31   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32   UNDERTAKINGS

a) Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustees when requested in writing to do so by the record holders of not less than 10 per cent of the Registrant's outstanding shares and to assist its shareholders in the communicating with other shareholders in accordance with the requirements of
Section 16(c) of the Investment Company Act of 1940.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of October, 1998.

                                          INSTITUTIONAL FIDUCIARY TRUST
                                          (Registrant)

                                          By:  CHARLES E. JOHNSON *
                                               Charles E. Johnson
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Charles E. Johnson*                        Trustee and Principal
Charles E. Johnson                         Executive Officer
                                             Dated: October 29, 1998

Martin L. Flanagan*                        Principal Financial Officer
Martin L. Flanagan                           Dated: October 29, 1998

Diomedes Loo-Tam*                          Principal Accounting Officer
Diomedes Loo-Tam                             Dated: October 29, 1998

Frank H. Abbott III*                       Trustee
Frank H. Abbott III                          Dated: October 29, 1998

Harris J. Ashton*                          Trustee
Harris J. Ashton                             Dated: October 29, 1998

Robert F. Carlson*                         Trustee
Robert F. Carlson                            Dated: October 29, 1998

S. Joseph Fortunato*                       Trustee
S. Joseph Fortunato                          Dated: October 29, 1998

Charles B. Johnson*                        Trustee
Charles B. Johnson                           Dated: October 29, 1998

Rupert H. Johnson, Jr.*                    Trustee
Rupert H. Johnson, Jr.                       Dated: October 29, 1998

Frank W.T. LaHaye*                         Trustee
Frank W.T. LaHaye                            Dated: October 29, 1998

Gordon S. Macklin*                         Trustee
Gordon S. Macklin                            Dated: October 29, 1998

*By   /s/ Larry L. Greene
      Larry L. Greene, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the undersigned has duly consented to the filing of this Registration Statement of Institutional Fiduciary Trust and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of October, 1998.

                                ADJUSTABLE RATE SECURITIES PORTFOLIOS

                                By: CHARLES E. JOHNSON*
                                    Charles E. Johnson
                                    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Officers and Trustees of Adjustable Rate Securities Portfolios in the capacities and on the dates indicated:

Charles E. Johnson*                        Trustee and Principal
Charles E. Johnson                         Executive Officer
                                            Dated: October 29, 1998

Martin L. Flanagan*                        Principal Financial Officer
Martin L. Flanagan                          Dated: October 29, 1998

Diomedes Loo-Tam*                          Principal Accounting Officer
Diomedes Loo-Tam                            Dated: October 29, 1998

Frank H. Abbott III*                       Trustee
Frank H. Abbott III                         Dated: October 29, 1998

Harris J. Ashton*                          Trustee
Harris J. Ashton                            Dated: October 29, 1998

S. Joseph Fortunato*                       Trustee
S. Joseph Fortunato                         Dated: October 29, 1998

Charles B. Johnson*                        Trustee
Charles B. Johnson                          Dated: October 29, 1998

Rupert H. Johnson, Jr.*                    Trustee
Rupert H. Johnson, Jr.                      Dated: October 29, 1998

Frank W.T. LaHaye*                         Trustee
Frank W.T. LaHaye                           Dated: October 29, 1998

William J. Lippman*                        Trustee
William J. Lippman                          Dated: October 29, 1998

Gordon S. Macklin*                         Trustee
Gordon S. Macklin                           Dated: October 29, 1998

*By   /s/ Larry L. Greene
      Larry L. Greene, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)



                          INSTITUTIONAL FIDUCIARY TRUST
                             REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.             DESCRIPTION                                     LOCATION

EX-99.B1(i)             Agreement and Declaration of Trust dated        *
                        January 15, 1985

EX-99.B1(ii)            Certificate of Amendment to Agreement and       *
                        Declaration of Trust dated May 12, 1987

EX-99.B1(iii)           Certificate of Amendment to Agreement and       *
                        Declaration of Trust dated October 9, 1987

EX-99.B1(iv)            Certificate of Amendment to Agreement and       *
                        Declaration of Trust dated November 17, 1987

EX-99.B1(v)             Certificate of Amendment to Agreement and       *
                        Declaration of Trust dated December 8, 1987

EX-99.B1(vi)            Certificate of Amendment to Agreement and       *
                        Declaration of Trust dated December 12, 1989

EX-99.B2(i)             By-Laws                                         *

EX-99.B2(ii)            Certificate of Amendment to By-Laws dated       *
                        October 9, 1987

EX-99.B5(i)             Administration Agreement between Registrant,    *
                        on behalf of Franklin Institutional Adjustable
                        U.S. Government Securities Fund, and Franklin
                        Advisers, Inc. dated November 1, 1991

EX-99.B5(ii)            Management Agreement between Registrant, on     *
                        behalf of Franklin U.S. Treasury Money Market
                        Portfolio, and Franklin Advisers, Inc. dated
                        August 20, 1991

EX-99.B5(iii)           Administration Agreement between Registrant,    *
                        on behalf of Franklin Institutional Adjustable
                        Rate Securities Fund, and Franklin Advisers,
                        Inc. dated January 2, 1992

EX-99.B5(iv)            Administration Agreement between Registrant,    *
                        on behalf of Franklin U.S. Government
                        Securities Money Market Portfolio, and
                        Franklin Advisers, Inc. dated November 1, 1992

EX-99.B5(v)             Administration Agreement between Registrant,    *
                        on behalf of Money Market Portfolio, and Franklin Advisers, Inc., dated November 1, 1992

EX-99.B5(vi)            Management Agreement between Registrant, on     *
                        behalf of the Franklin U. S. Government Agency
                        Money Market Fund, and Franklin Advisers,
                        Inc., dated February 8, 1994

EX-99.B5(vii)           Administration Agreement between Registrant,    *
                        on behalf of the Franklin Cash Reserve Fund, and Franklin Advisers, Inc. dated July 1, 1994

EX-99.B5(viii)          Amendment to Administration Agreement between   *
                        Registrant, on behalf of Money Market
                        Portfolio, and Franklin Advisers, Inc. dated
                        August 1, 1995

EX-99.B5(ix)            Amendment to Administration Agreement between   *
                        Registrant, on behalf of Franklin U.S.
                        Government Securities Money Market Portfolio,
                        and Franklin Advisers, Inc. dated August 1,
                        1995

EX-99.B5(x)             Amendment to Management Agreement between       *
                        Registrant, on behalf of Franklin U.S.
                        Treasury Money Market Portfolio, and Franklin
                        Advisers, Inc. dated August 1, 1995

EX-99.B5(xi)            Amendment to Administration Agreement between   *
                        Registrant, on behalf of Franklin
                        Institutional Adjustable Rate Securities Fund, and Franklin Advisers, Inc. dated August 1, 1995

EX-99.B5(xii)           Amendment to Administration Agreement between   *
                        Registrant, on behalf of Franklin
                        Institutional Adjustable U.S. Securities Fund, and Franklin Advisers, Inc. dated August 1, 1995

EX-99.B5(xiii)          Amendment to Management Agreement between       *
                        Registrant, on behalf of Franklin U.S.
                        Government Agency Money Market Fund, and
                        Franklin Advisers, Inc. dated August 1, 1995

EX-99.B5(xiv)           Amendment to Administration Agreement between   *
                        Registrant, on behalf of Franklin Cash
                        Reserves Fund, and Franklin Advisers, Inc.
                        dated August 1, 1995

EX-99.B6(i)             Amended and Restated Distribution Agreement     *
                        between Registrant and Franklin/Templeton
                        Distributors, Inc. dated April 23, 1995

EX-99.B6(ii)            Forms of Dealer Agreements effective March      Attached
                        1, 1998 between Franklin/Templeton Distributors,
                        Inc. and Securities Dealers

EX-99.B8(i)             Master Custody Agreement between Registrant     *
                        and Bank of New York dated February 16, 1996

EX-99.B8(ii)            Terminal Link Agreement between Registrant and  *
                        Bank of New York dated February 16, 1996

EX-99.B8(iii)           Amendment to Master Custody Agreement between   *
                        Registrant and Bank of New York dated May 7,
                        1997

EX-99.B8(iv)            Amendment dated February 27, 1998 to Exhibit A  *
                        in the Master Custody Agreement between
                        Registrant and Bank of New York dated
                        February 16, 1996

EX-99.B10(i)            Opinion and consent of counsel dated August     *
                        18, 1998

EX-99.B11(i)            Consent of Independent Auditors                 Attached

EX-99.B15(i)            Distribution Plan pursuant to Rule 12b-1        *
                        between Registrant, on behalf of Franklin U.
                        S. Government Agency Money Market Fund, and
                        Franklin/Templeton Distributors, Inc. dated
                        February 8, 1994

EX-99.B15(ii)           Distribution Plan pursuant to Rule 12b-1        *
                        between Registrant, on behalf of Franklin Cash
                        Reserves Fund, and Franklin/Templeton
                        Distributors, Inc. dated July 1, 1994

EX-99.B15(iii)          Amended and Restated Distribution Plan          *
                        pursuant to Rule 12b-1 between Registrant, on behalf of Franklin U.S. Treasury Money Market
                        Portfolio, and Franklin/Templeton
                        Distributors, Inc. dated December 1, 1993

EX-99.B15(iv)           Amended and Restated Distribution Plan          *
                        pursuant to Rule 12b-1 between Registrant, on behalf of Franklin U.S. Government Securities
                        Money Market Portfolio, and Franklin/Templeton
                        Distributors, Inc. dated December 1, 1993

EX-99.B15(v)            Amended and Restated Distribution Plan          *
                        pursuant to Rule 12b-1 between Registrant, on behalf of Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated
                        December 1, 1993

EX-99.B16(i)            Schedule for Computation of Performance         *
                        Quotation

EX-99.B17(i)            Power of Attorney for  Institutional Fiduciary  *
                        Trust dated May 19, 1998

EX-99.B17(ii)           Power of Attorney for Adjustable Rate           *
                        Securities Portfolio dated February 16, 1995

EX-99.B17(iii)          Power of Attorney for The Money Market          *
                        Portfolios dated June 16, 1998

EX-99.B17(iv)           Certificate of Secretary for the Institutional  *
                        Fiduciary Trust dated May 19, 1998

EX-99.B17(v)            Certificate of Secretary for Adjustable Rate    *
                        Securities Portfolio dated February 16, 1995

EX-99.B17(vi)           Certificate of Secretary for The Money Market   *
                        Portfolios dated June 16, 1998

EX-27.B(i)              Financial Data Schedule for Franklin U.S.       Attached
                        Treasury Money Market Portfolio

EX-27.B(ii)             Financial Data Schedule for Franklin            Attached
                        Institutional Adjustable U.S. Government
                        Securities Fund

EX-27.B(iii)            Financial Data Schedule for Franklin            Attached
                        Institutional Adjustable Rate Securities Fund

EX-27.B(iv)             Financial Data Schedule for Franklin U.S.       Attached
                        Government Agency Money Market Fund

*Incorporated by Reference